USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (11.4%):
Activision Blizzard, Inc.	203,350	$15,737
Alphabet, Inc. Class A (a)	76,102	203,460
Alphabet, Inc. Class C (a)	87,114	232,186
AMC Entertainment Holdings, Inc. (a)(b)	141,679	5,392
AT&T, Inc.	1,970,641	53,227
Charter Communications, Inc. Class A (a)	34,179	24,867
Comcast Corp. Class A	1,213,431	67,867
DISH Network Corp. Class A (a)	61,345	2,666
Electronic Arts, Inc.	78,545	11,173
Endeavor Group Holdings, Inc. Class A (a)(b)	5,980	171
Facebook, Inc. Class A (a)	607,561	206,200
Fox Corp. Class A	92,078	3,693
Fox Corp. Class B	43,089	1,600
Liberty Media Corp.-Liberty SiriusXM Class A (a)	27,103	1,278
Liberty Media Corp.-Liberty SiriusXM Class C (a)	58,883	2,795
Live Nation Entertainment, Inc. (a)	34,992	3,189
Match Group, Inc. (a)	71,575	11,237
Netflix, Inc. (a)	119,585	72,988
Omnicom Group, Inc.	57,931	4,198
Pinterest, Inc. Class A (a)	26,145	1,332
ROBLOX Corp. Class A (a)	57,848	4,370
Sirius XM Holdings, Inc. (b)	258,887	1,579
Snap, Inc. Class A (a)	319,709	23,617
Take-Two Interactive Software, Inc. (a)	31,821	4,903
The Walt Disney Co. (a)	448,735	75,913
T-Mobile U.S., Inc. (a)	174,032	22,234
Twitter, Inc. (a)	215,602	13,020
Verizon Communications, Inc.	1,118,617	60,417
ViacomCBS, Inc. Class A	2,720	114
ViacomCBS, Inc. Class B	140,683	5,558
Warner Music Group Corp. Class A	22,416	958
Zillow Group, Inc. Class A (a)	17,289	1,532
Zillow Group, Inc. Class C (a)	49,140	4,331
ZoomInfo Technologies, Inc. Class A (a)	13,654	836
		1,144,638
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	17,385	5,974
Cisco Systems, Inc.	1,163,121	63,309
Motorola Solutions, Inc.	46,242	10,743
Palo Alto Networks, Inc. (a)(c)	26,007	12,457
Ubiquiti, Inc.	1,816	543
		93,026
Consumer Discretionary (12.3%):
Airbnb, Inc. Class A (a)	16,185	2,715
Amazon.com, Inc. (a)	126,536	415,676
AutoZone, Inc. (a)	5,946	10,096
Bath & Body Works, Inc.	67,687	4,266
Best Buy Co., Inc.	60,740	6,421
Booking Holdings, Inc. (a)	11,333	26,903
Burlington Stores, Inc. (a)	15,120	4,288
Caesars Entertainment, Inc. (a)	51,466	5,779
CarMax, Inc. (a)	44,497	5,694
Carnival Corp. (a)	243,313	6,085
Carvana Co. (a)	3,007	907
Chewy, Inc. Class A (a)(b)	14,482	986
Chipotle Mexican Grill, Inc. (a)	7,509	13,648

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
D.R. Horton, Inc.	90,534	$7,602
Darden Restaurants, Inc.	29,532	4,473
Dollar General Corp.	58,971	12,510
Dollar Tree, Inc. (a)	62,076	5,942
Domino's Pizza, Inc.	9,208	4,392
Doordash, Inc. Class A (a)	9,805	2,020
DraftKings, Inc. Class A (a)(b)	196,448	9,461
eBay, Inc.	179,416	12,500
Etsy, Inc. (a)	31,993	6,653
Expedia Group, Inc. (a)	36,782	6,029
Ford Motor Co. (a)	1,063,234	15,055
GameStop Corp. Class A (a)(b)	17,407	3,054
General Motors Co. (a)	371,153	19,563
Genuine Parts Co.	38,695	4,691
Hilton Worldwide Holdings, Inc. (a)	70,440	9,306
Las Vegas Sands Corp. (a)(c)	95,442	3,493
Lennar Corp. Class A	67,037	6,280
Lennar Corp. Class B	4,591	356
LKQ Corp. (a)	80,915	4,072
Lowe's Cos., Inc.	185,076	37,544
Lucid Group, Inc. (a)	169,291	4,297
Marriott International, Inc. Class A (a)	84,205	12,470
McDonald's Corp.	188,759	45,512
MGM Resorts International	123,199	5,316
NIKE, Inc. Class B	353,007	51,267
NVR, Inc. (a)	977	4,684
O'Reilly Automotive, Inc. (a)	19,031	11,629
Peloton Interactive, Inc. Class A (a)	12,115	1,055
Pool Corp.	10,951	4,757
Roku, Inc. (a)	5,922	1,856
Ross Stores, Inc.	88,190	9,599
Royal Caribbean Cruises Ltd. (a)	52,511	4,671
Starbucks Corp.	318,581	35,143
Target Corp. (c)	133,721	30,591
Tesla, Inc. (a)	238,729	185,130
The Home Depot, Inc.	291,279	95,615
The TJX Cos., Inc.	331,901	21,899
Tractor Supply Co.	31,225	6,326
Ulta Beauty, Inc. (a)	15,003	5,415
VF Corp.	87,835	5,884
Wayfair, Inc. Class A (a)(b)	12,939	3,306
Yum! Brands, Inc.	70,432	8,615
		1,233,497
Consumer Staples (5.7%):
Altria Group, Inc.	498,251	22,680
Archer-Daniels-Midland Co.	138,134	8,289
Brown-Forman Corp. Class B	72,323	4,846
Church & Dwight Co., Inc.	67,770	5,596
Colgate-Palmolive Co.	225,458	17,040
Conagra Brands, Inc.	122,804	4,159
Constellation Brands, Inc. Class A	46,272	9,749
Costco Wholesale Corp.	118,158	53,094
General Mills, Inc.	167,333	10,010
Hormel Foods Corp.	83,468	3,422
Kellogg Co.	75,266	4,811
Keurig Dr Pepper, Inc.	222,380	7,596
Kimberly-Clark Corp.	92,946	12,310
McCormick & Co., Inc.	54,354	4,404
Mondelez International, Inc. Class A	377,676	21,973
Monster Beverage Corp. (a)	101,413	9,009

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	381,464	$57,376
Philip Morris International, Inc.	430,158	40,775
Sysco Corp.	138,359	10,861
The Clorox Co.	33,540	5,555
The Coca-Cola Co.	1,142,118	59,927
The Estee Lauder Cos., Inc.	55,828	16,744
The Hershey Co.	38,310	6,484
The Kraft Heinz Co.	199,039	7,329
The Kroger Co.	184,529	7,461
The Procter & Gamble Co.	655,865	91,690
Tyson Foods, Inc. Class A	67,835	5,355
Walgreens Boots Alliance, Inc.	208,580	9,814
Walmart, Inc.	423,331	59,004
		577,363
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	151,196	11,072
CDW Corp.	37,949	6,907
Cognex Corp.	47,231	3,789
Corning, Inc.	225,788	8,239
Keysight Technologies, Inc. (a)	50,249	8,255
Trimble, Inc. (a)	67,985	5,592
Zebra Technologies Corp. (a)	14,584	7,517
		51,371
Energy (2.6%):
Baker Hughes Co.	187,692	4,642
Cheniere Energy, Inc. (a)	69,996	6,837
Chevron Corp.	528,142	53,580
ConocoPhillips	369,587	25,047
Devon Energy Corp.	175,051	6,216
EOG Resources, Inc.	135,701	10,893
Exxon Mobil Corp.	1,131,565	66,559
Halliburton Co.	240,393	5,197
Hess Corp.	70,175	5,481
Kinder Morgan, Inc.	585,550	9,796
Marathon Petroleum Corp.	174,290	10,773
Occidental Petroleum Corp.	257,711	7,623
ONEOK, Inc.	120,413	6,983
Phillips 66	120,885	8,466
Pioneer Natural Resources Co.	62,371	10,385
Schlumberger NV	385,968	11,440
The Williams Cos., Inc.	335,329	8,698
Valero Energy Corp.	111,648	7,879
		266,495
Financials (11.9%):
Aflac, Inc.	179,279	9,346
Ally Financial, Inc.	95,320	4,866
American Express Co.	186,951	31,320
American International Group, Inc.	228,582	12,547
Ameriprise Financial, Inc.	31,063	8,204
Arch Capital Group Ltd. (a)	94,349	3,602
Ares Management Corp. Class A	55,442	4,093
Arthur J. Gallagher & Co.	56,462	8,393
Bank of America Corp.	2,151,382	91,326
Berkshire Hathaway, Inc. Class A (a)	105	43,195
Berkshire Hathaway, Inc. Class B (a)	604,049	164,869
BlackRock, Inc.	39,795	33,374
Blackstone, Inc.	189,322	22,026
Brown & Brown, Inc.	63,815	3,539

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Capital One Financial Corp.	121,831	$19,733
Cincinnati Financial Corp.	39,335	4,493
Citigroup, Inc.	547,616	38,432
Citizens Financial Group, Inc.	116,361	5,467
CME Group, Inc.	78,254	15,133
Coinbase Global, Inc. Class A (a)(b)	55,152	12,546
Discover Financial Services	80,913	9,940
Fifth Third Bancorp	174,585	7,409
First Republic Bank	48,062	9,270
Franklin Resources, Inc.	86,195	2,562
Huntington Bancshares, Inc.	403,240	6,234
Intercontinental Exchange, Inc.	155,431	17,847
JPMorgan Chase & Co.	807,369	132,158
KeyCorp	241,730	5,226
M&T Bank Corp.	34,767	5,192
Markel Corp. (a)	3,589	4,289
MarketAxess Holdings, Inc.	9,384	3,948
Marsh & McLennan Cos., Inc.	136,885	20,728
MetLife, Inc.	211,609	13,063
Moody's Corp.	47,064	16,713
Morgan Stanley	418,766	40,750
MSCI, Inc.	22,754	13,842
Nasdaq, Inc.	31,575	6,095
Northern Trust Corp.	57,517	6,201
Principal Financial Group, Inc.	63,940	4,118
Prudential Financial, Inc.	105,415	11,090
Raymond James Financial, Inc.	53,808	4,965
Regions Financial Corp.	260,680	5,555
Robinhood Markets, Inc. Class A (a)(b)	17,132	721
Rocket Cos., Inc. Class A (b)	28,833	462
S&P Global, Inc.	64,416	27,370
State Street Corp.	93,809	7,947
SVB Financial Group (a)	16,191	10,474
Synchrony Financial	140,686	6,877
T. Rowe Price Group, Inc.	61,975	12,190
The Allstate Corp.	81,608	10,389
The Bank of New York Mellon Corp.	230,713	11,960
The Carlyle Group, Inc.	60,759	2,873
The Charles Schwab Corp.	488,694	35,596
The Goldman Sachs Group, Inc.	93,774	35,449
The Hartford Financial Services Group, Inc.	95,823	6,732
The PNC Financial Services Group, Inc.	116,063	22,707
The Progressive Corp.	161,543	14,602
The Travelers Cos., Inc.	63,786	9,696
Tradeweb Markets, Inc. Class A	12,165	983
Truist Financial Corp.	364,535	21,380
U.S. Bancorp	391,974	23,299
Upstart Holdings, Inc. (a)	17,623	5,577
Wells Fargo & Co.	1,121,440	52,046
		1,203,029
Health Care (13.0%):
10X Genomics, Inc. Class A (a)	3,217	468
Abbott Laboratories	489,298	57,801
AbbVie, Inc.	482,607	52,059
ABIOMED, Inc. (a)	11,470	3,734
Agilent Technologies, Inc.	76,586	12,065
Align Technology, Inc. (a)	21,578	14,359
Alnylam Pharmaceuticals, Inc. (a)	26,587	5,020
AmerisourceBergen Corp.	43,465	5,192
Amgen, Inc.	146,829	31,223

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Anthem, Inc.	67,293	$25,087
Avantor, Inc. (a)(b)	149,349	6,108
Baxter International, Inc.	137,975	11,097
Becton, Dickinson & Co.	78,430	19,280
Biogen, Inc. (a)	36,370	10,292
BioMarin Pharmaceutical, Inc. (a)	41,550	3,211
Bio-Rad Laboratories, Inc. Class A (a)	5,276	3,936
Bio-Techne Corp.	10,332	5,007
Boston Scientific Corp. (a)	384,710	16,693
Bristol-Myers Squibb Co.	613,304	36,289
Catalent, Inc. (a)	41,183	5,480
Centene Corp. (a)	147,369	9,183
Cerner Corp.	81,582	5,753
Charles River Laboratories International, Inc. (a)	13,763	5,680
Cigna Corp.	91,894	18,394
CVS Health Corp.	345,034	29,280
Danaher Corp.	194,962	59,354
DexCom, Inc. (a)	25,016	13,680
Doximity, Inc. Class A (a)(b)	6,995	564
Edwards Lifesciences Corp. (a)	172,039	19,477
Elanco Animal Health, Inc. (a)	107,191	3,418
Eli Lilly & Co.	230,667	53,296
Exact Sciences Corp. (a)	40,964	3,910
Gilead Sciences, Inc. (c)	305,983	21,373
HCA Healthcare, Inc.	66,967	16,254
Hologic, Inc. (a)	54,497	4,022
Horizon Therapeutics PLC (a)	61,690	6,758
Humana, Inc.	31,734	12,349
IDEXX Laboratories, Inc. (a)	23,234	14,449
Illumina, Inc. (a)	36,653	14,867
Incyte Corp. (a)	52,610	3,619
Insulet Corp. (a)	13,206	3,754
Intuitive Surgical, Inc. (a)	31,804	31,618
IQVIA Holdings, Inc. (a)	52,885	12,668
Johnson & Johnson (c)	703,621	113,635
Laboratory Corp. of America Holdings (a)	26,689	7,511
McKesson Corp.	42,690	8,512
Merck & Co., Inc.	698,660	52,476
Mettler-Toledo International, Inc. (a)	5,910	8,140
Moderna, Inc. (a)	98,507	37,911
Molina Healthcare, Inc. (a)	13,064	3,544
Novavax, Inc. (a)(b)	20,341	4,217
PerkinElmer, Inc.	26,709	4,628
Pfizer, Inc.	1,547,447	66,556
PPD, Inc. (a)	34,702	1,624
Quest Diagnostics, Inc.	33,367	4,849
Regeneron Pharmaceuticals, Inc. (a)	18,603	11,258
Repligen Corp. (a)	13,576	3,923
ResMed, Inc.	37,245	9,816
Royalty Pharma PLC Class A	22,932	829
Seagen, Inc. (a)	48,100	8,167
Stryker Corp.	96,410	25,425
Teladoc Health, Inc. (a)	39,326	4,987
Teleflex, Inc.	11,285	4,249
The Cooper Cos., Inc.	12,448	5,145
Thermo Fisher Scientific, Inc.	108,584	62,037
UnitedHealth Group, Inc.	260,245	101,688
Veeva Systems, Inc. Class A (a)	28,411	8,187
Vertex Pharmaceuticals, Inc. (a)	67,080	12,168
Viatris, Inc.	333,764	4,522
Waters Corp. (a)	15,332	5,478

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	18,699	$7,938
Zimmer Biomet Holdings, Inc.	57,640	8,436
Zoetis, Inc.	130,809	25,395
		1,311,372
Industrials (7.8%):
3M Co.	159,704	28,015
AMETEK, Inc.	59,783	7,414
Carrier Global Corp.	206,714	10,699
Caterpillar, Inc.	146,331	28,091
Cintas Corp.	26,026	9,907
Copart, Inc. (a)	63,921	8,867
CoStar Group, Inc. (a)(c)	102,123	8,789
CSX Corp.	563,292	16,752
Cummins, Inc.	39,636	8,901
Deere & Co.	81,974	27,467
Delta Air Lines, Inc. (a)	165,462	7,050
Dover Corp.	38,888	6,047
Eaton Corp. PLC	109,986	16,422
Emerson Electric Co.	159,783	15,052
Enphase Energy, Inc. (a)	36,373	5,455
Equifax, Inc.	31,149	7,894
Expeditors International of Washington, Inc.	45,409	5,410
Fastenal Co.	158,628	8,187
FedEx Corp.	67,282	14,754
Fortive Corp.	97,875	6,907
Generac Holdings, Inc. (a)	17,238	7,045
General Dynamics Corp.	68,220	13,373
General Electric Co.	274,254	28,256
HEICO Corp.	12,289	1,621
HEICO Corp. Class A	21,220	2,513
Honeywell International, Inc.	186,539	39,598
IDEX Corp.	20,755	4,295
Illinois Tool Works, Inc.	77,781	16,072
Ingersoll Rand, Inc. (a)(c)	95,212	4,800
J.B. Hunt Transport Services, Inc.	22,616	3,782
Jacobs Engineering Group, Inc.	35,967	4,767
Johnson Controls International PLC	196,574	13,383
Kansas City Southern	24,842	6,723
L3Harris Technologies, Inc.	55,460	12,214
Lockheed Martin Corp.	76,429	26,376
Lyft, Inc. Class A (a)	10,713	574
Masco Corp.	68,217	3,789
Norfolk Southern Corp.	67,447	16,137
Northrop Grumman Corp.	42,795	15,413
Old Dominion Freight Line, Inc.	27,926	7,986
Otis Worldwide Corp.	115,311	9,488
PACCAR, Inc.	95,820	7,562
Parker-Hannifin Corp.	35,257	9,859
Raytheon Technologies Corp.	411,794	35,398
Republic Services, Inc. (c)	61,046	7,329
Rockwell Automation, Inc.	32,023	9,416
Rollins, Inc.	78,629	2,778
Roper Technologies, Inc.	26,953	12,024
Southwest Airlines Co. (a)	154,700	7,956
Stanley Black & Decker, Inc.	42,610	7,470
Teledyne Technologies, Inc. (a)	11,103	4,770
Textron, Inc.	51,443	3,591
The Boeing Co. (a)	161,778	35,581
TransDigm Group, Inc. (a)	13,290	8,300
TransUnion	48,960	5,499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	509,131	$22,809
Union Pacific Corp.	174,302	34,165
United Parcel Service, Inc. Class B	187,406	34,127
United Rentals, Inc. (a)	19,980	7,012
Verisk Analytics, Inc.	44,533	8,919
W.W. Grainger, Inc.	13,767	5,411
Waste Management, Inc.	116,223	17,359
Westinghouse Air Brake Technologies Corp.	52,163	4,497
Xylem, Inc.	46,584	5,761
		783,878
IT Services (4.7%):
Affirm Holdings, Inc. (a)	6,920	824
Akamai Technologies, Inc. (a)	44,468	4,651
Automatic Data Processing, Inc.	116,770	23,345
Broadridge Financial Solutions, Inc.	31,725	5,287
Cognizant Technology Solutions Corp. Class A	142,011	10,539
EPAM Systems, Inc. (a)	14,807	8,447
Fidelity National Information Services, Inc.	170,483	20,744
Fiserv, Inc. (a)	159,682	17,325
FleetCor Technologies, Inc. (a)	21,839	5,706
Gartner, Inc. (a)	23,087	7,016
Global Payments, Inc.	72,540	11,431
International Business Machines Corp.	242,176	33,645
Marqeta, Inc. Class A (a)(b)	14,090	312
Mastercard, Inc. Class A	243,984	84,828
MongoDB, Inc. (a)	541	255
Okta, Inc. (a)	10,400	2,468
Paychex, Inc.	87,814	9,875
PayPal Holdings, Inc. (a)	320,895	83,500
Snowflake, Inc. Class A (a)	8,593	2,599
Square, Inc. Class A (a)	66,505	15,951
Twilio, Inc. Class A (a)	20,445	6,523
VeriSign, Inc. (a)	26,977	5,530
Visa, Inc. Class A	485,714	108,193
		468,994
Materials (1.8%):
Air Products & Chemicals, Inc.	60,454	15,483
Albemarle Corp.	32,278	7,068
Avery Dennison Corp.	20,468	4,241
Ball Corp.	87,298	7,854
Celanese Corp.	30,668	4,620
Corteva, Inc.	202,635	8,527
Dow, Inc.	201,500	11,598
DuPont de Nemours, Inc.	142,844	9,712
Eastman Chemical Co.	33,926	3,418
Ecolab, Inc.	73,973	15,432
Freeport-McMoRan, Inc.	400,921	13,042
International Flavors & Fragrances, Inc.	65,124	8,708
International Paper Co.	93,109	5,207
Martin Marietta Materials, Inc.	15,948	5,449
Newmont Corp.	218,237	11,850
Nucor Corp.	72,527	7,143
PPG Industries, Inc.	65,510	9,369
Southern Copper Corp.	24,706	1,387
The Sherwin-Williams Co.	71,533	20,010
Vulcan Materials Co.	35,463	5,999
		176,117

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	40,724	$7,781
American Tower Corp.	125,619	33,340
AvalonBay Communities, Inc.	40,562	8,990
Boston Properties, Inc.	41,288	4,474
CBRE Group, Inc. Class A (a)	91,688	8,927
Crown Castle International Corp.	119,286	20,675
Digital Realty Trust, Inc.	82,101	11,859
Duke Realty Corp.	109,918	5,262
Equinix, Inc.	26,075	20,603
Equity LifeStyle Properties, Inc.	53,389	4,170
Equity Residential	100,087	8,099
Essex Property Trust, Inc.	18,894	6,041
Extra Space Storage, Inc.	38,875	6,531
Healthpeak Properties, Inc.	156,585	5,242
Invitation Homes, Inc.	167,484	6,420
Mid-America Apartment Communities, Inc.	33,707	6,295
Prologis, Inc.	214,772	26,939
Public Storage	45,818	13,612
Realty Income Corp.	106,340	6,897
SBA Communications Corp.	31,828	10,521
Simon Property Group, Inc.	88,789	11,540
Sun Communities, Inc.	33,673	6,233
UDR, Inc.	86,242	4,569
Ventas, Inc.	104,977	5,796
VICI Properties, Inc.	198,414	5,637
Welltower, Inc.	122,766	10,116
Weyerhaeuser Co.	193,871	6,896
		273,465
Semiconductors & Semiconductor Equipment (5.4%):
Advanced Micro Devices, Inc. (a)	334,779	34,449
Analog Devices, Inc.	145,334	24,341
Applied Materials, Inc.	249,208	32,081
Broadcom, Inc.	90,586	43,928
Entegris, Inc.	35,061	4,414
Intel Corp.	1,119,733	59,659
KLA Corp.	37,718	12,617
Lam Research Corp.	39,179	22,299
Marvell Technology, Inc.	193,815	11,689
Microchip Technology, Inc.	70,062	10,754
Micron Technology, Inc.	310,708	22,054
Monolithic Power Systems, Inc.	12,541	6,078
NVIDIA Corp.	673,313	139,483
ON Semiconductor Corp. (a)	115,075	5,267
Qorvo, Inc. (a)	30,352	5,075
QUALCOMM, Inc.	311,328	40,155
Skyworks Solutions, Inc.	45,100	7,432
Teradyne, Inc.	45,053	4,918
Texas Instruments, Inc.	254,806	48,976
Xilinx, Inc.	67,582	10,204
		545,873
Software (9.9%):
Adobe, Inc. (a)	131,486	75,699
ANSYS, Inc. (a)	24,082	8,199
AppLovin Corp. Class A (a)(b)	7,569	548
Autodesk, Inc. (a)	59,445	16,952
Avalara, Inc. (a)	23,573	4,120
Bentley Systems, Inc. Class B	3,268	198
Bill.com Holdings, Inc. (a)	19,429	5,186

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	76,391	$11,569
Ceridian HCM Holding, Inc. (a)	22,640	2,550
Cloudflare, Inc. Class A (a)	10,890	1,227
Coupa Software, Inc. (a)	18,798	4,120
Crowdstrike Holdings, Inc. Class A (a)	5,903	1,451
Datadog, Inc. Class A (a)	7,201	1,018
DocuSign, Inc. (a)	53,208	13,697
Dynatrace, Inc. (a)	57,815	4,103
Fortinet, Inc. (a)	35,587	10,393
HubSpot, Inc. (a)	11,881	8,033
Intuit, Inc.	73,038	39,405
Microsoft Corp. (c)	2,008,613	566,268
NortonLifeLock, Inc.	140,167	3,546
Nuance Communications, Inc. (a)	85,894	4,728
Oracle Corp.	478,579	41,698
Palantir Technologies, Inc. Class A (a)	78,768	1,893
Paycom Software, Inc. (a)	15,015	7,444
Qualtrics International, Inc. Class A (a)	14,939	638
RingCentral, Inc. Class A (a)	20,340	4,424
salesforce.com, Inc. (a)	262,497	71,194
SentinelOne, Inc. Class A (a)(b)	10,428	559
ServiceNow, Inc. (a)(c)	53,525	33,307
Splunk, Inc. (a)	43,336	6,271
SS&C Technologies Holdings, Inc.	65,260	4,529
Synopsys, Inc. (a)	41,648	12,470
The Trade Desk, Inc. Class A (a)	83,401	5,863
Tyler Technologies, Inc. (a)	11,035	5,061
UiPath, Inc. Class A (a)(b)	7,376	388
Unity Software, Inc. (a)	31,190	3,938
VMware, Inc. Class A (a)(b)	21,896	3,256
Workday, Inc. Class A (a)	27,158	6,786
Zoom Video Communications, Inc. Class A (a)	6,845	1,790
Zscaler, Inc. (a)	23,697	6,214
		1,000,733

Technology Hardware, Storage & Peripherals (6.7%):
Apple, Inc.	4,562,329	645,570
Dell Technologies, Inc. Class C (a)	59,930	6,235
Hewlett Packard Enterprise Co.	356,642	5,082
HP, Inc.	328,057	8,976
NetApp, Inc.	47,510	4,264
Western Digital Corp. (a)	85,215	4,809
		674,936

Utilities (2.2%):
Ameren Corp.	65,743	5,325
American Electric Power Co., Inc. (c)	138,069	11,208
American Water Works Co., Inc.	50,093	8,468
Avangrid, Inc. (b)	20,249	984
CMS Energy Corp.	74,054	4,423
Consolidated Edison, Inc. (c)	96,507	7,005
Dominion Energy, Inc.	222,601	16,254
DTE Energy Co.	43,906	4,905
Duke Energy Corp. (c)	212,305	20,719
Edison International	103,695	5,752
Entergy Corp.	54,880	5,450
Evergy, Inc. (c)	63,286	3,936
Eversource Energy (c)	86,859	7,102
Exelon Corp.	249,996	12,085
FirstEnergy Corp.	148,617	5,294
NextEra Energy, Inc. (c)	541,445	42,514
PG&E Corp. (a)	397,974	3,821

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PPL Corp.	210,175	$5,860
Public Service Enterprise Group, Inc.	138,071	8,409
Sempra Energy	74,219	9,389
The AES Corp.	149,068	3,403
The Southern Co. (c)	292,236	18,110
WEC Energy Group, Inc. (c)	79,729	7,032
Xcel Energy, Inc. (c)	126,708	7,919
		225,367
Total Common Stocks (Cost $3,070,042)		10,030,154

Collateral for Securities Loaned^ (0.4%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (d)	17,833	18
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	36,209,759	36,210
Total Collateral for Securities Loaned (Cost $36,228)		36,228
Total Investments (Cost $3,106,270) — 99.9%		10,066,382
Other assets in excess of liabilities — 0.1%		6,004
NET ASSETS - 100.00%		$10,072,386

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	188	12/17/21	$42,125,536	$40,398,850	$(1,726,686)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(1,726,686)
	Total net unrealized appreciation (depreciation)				$(1,726,686)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (4.5%):
Altice USA, Inc. Class A (a)	10,285	$213
AMC Entertainment Holdings, Inc. (a)(b)	73,146	2,785
AMC Networks, Inc. Class A (a)	4,180	195
Angi, Inc. Class A (a)	9,843	121
Atn International, Inc.	1,476	69
Autoweb, Inc. (a)	1,011	3
Ballantyne Strong, Inc. (a)	2,170	7
Bandwidth, Inc. Class A (a)	641	58
Boston Omaha Corp. Class A (a)	2,973	115
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	4,890	45
Bumble, Inc. Class A (a)	10,063	503
Cable One, Inc.	645	1,170
Cardlytics, Inc. (a)	4,659	391
Cargurus, Inc. (a)	1,231	39
Cars.com, Inc. (a)	9,207	116
cbdMD, Inc. (a)	5,807	12
Chicken Soup For The Soul Entertainment, Inc. (a)	173	4
Cinedigm Corp. Class A (a)	21,143	53
Cinemark Holdings, Inc. (a)	14,535	279
Clear Channel Outdoor Holdings, Inc. (a)	67,096	182
Cogent Communications Holdings, Inc. (c)	5,506	390
comScore, Inc. (a)	9,861	38
Consolidated Communications Holdings, Inc. (a)	11,555	106
DallasNews Corp.	683	5
DHI Group, Inc. (a)	7,084	34
Dolphin Entertainment, Inc. (a)	987	12
Emerald Holding, Inc. (a)	2,886	13
Endeavor Group Holdings, Inc. Class A (a)(b)	3,088	89
Entercom Communications Corp. (a)	17,178	63
Entravision Communications Corp. Class A	9,218	65
Eventbrite, Inc. Class A (a)	1,699	32
EverQuote, Inc. Class A (a)	786	15
Frontier Communications Parent, Inc. (a)	34,460	959
Gannett Co., Inc. (a)	18,384	123
Globalstar, Inc. (a)	112,954	189
Gogo, Inc. (a)(b)	7,734	134
Gray Television, Inc.	10,638	243
Harte-Hanks, Inc. (a)	826	6
Hemisphere Media Group, Inc. (a)	2,622	32
IAC/InterActiveCorp (a)	9,236	1,203
IDT Corp. Class B (a)	3,165	133
iHeartMedia, Inc. Class A (a)	18,570	465
Iridium Communications, Inc. (a)	12,863	513
John Wiley & Sons, Inc. Class A	4,608	241
Kubient, Inc. (a)	1,625	5
Lee Enterprises, Inc. (a)	831	19
Liberty Media Corp.-Liberty Braves Class A (a)	1,204	32
Liberty Media Corp.-Liberty Braves Class C (a)	5,532	146
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,994	660
Liberty Media Corp.-Liberty SiriusXM Class C (a)	30,401	1,444
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,080	31
Lions Gate Entertainment Corp. Class A (a)	11,226	159
Lions Gate Entertainment Corp. Class B (a)	14,863	193
LiveXLive Media, Inc. (a)	8,344	25
Loral Space & Communications, Inc.	3,215	138
Madison Square Garden Entertainment Corp. (a)	3,924	285
Madison Square Garden Sports Corp. (a)	2,715	505
Marchex, Inc. Class B (a)	5,466	16

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MediaAlpha, Inc. Class A (a)	1,433	$27
Mediaco Holding, Inc. (a)	854	10
Meredith Corp. (a)	4,524	252
Motorsport Games, Inc. Class A (a)	448	6
National CineMedia, Inc.	11,307	40
Nexstar Media Group, Inc. Class A	5,957	905
NextPlay Technologies, Inc. (a)	12,420	17
Ooma, Inc. (a)	3,314	62
Outbrain, Inc. (a)	1,242	18
Pinterest, Inc. Class A (a)	13,499	688
QuinStreet, Inc. (a)	6,495	114
Reading International, Inc. Class A (a)	2,879	15
Reservoir Media, Inc. (a)	4,517	41
ROBLOX Corp. Class A (a)	29,866	2,257
Saga Communications, Inc. Class A	530	12
Salem Media Group, Inc. (a)	1,895	7
Scholastic Corp.	3,923	140
Sciplay Corp. Class A (a)	3,262	67
Shenandoah Telecommunications Co.	6,371	201
Sinclair Broadcast Group, Inc. Class A	8,483	269
Sirius XM Holdings, Inc. (b)	133,657	815
Skillz, Inc. (a)(b)	41,089	403
Snap, Inc. Class A (a)	165,059	12,194
SPAR Group, Inc. (a)	1,505	2
Spok Holdings, Inc.	2,250	23
SRAX, Inc. (a)(g)	3,518	—(d	)
SRAX, Inc. (a)(e)	3,518	19
Super League Gaming, Inc. (a)(b)	5,037	16
TechTarget, Inc. (a)	2,408	198
TEGNA, Inc.	29,514	582
Telephone & Data Systems, Inc.	12,765	249
The EW Scripps Co. Class A	8,165	147
The Marcus Corp. (a)(b)	2,451	43
The New York Times Co. Class A	15,864	782
Townsquare Media, Inc. Class A (a)	1,382	18
Travelzoo (a)	1,049	12
TripAdvisor, Inc. (a)	14,953	506
Troika Media Group, Inc. (a)	4,052	5
TrueCar, Inc. (a)	9,476	39
United States Cellular Corp. (a)	2,219	71
Urban One, Inc. (a)	1,197	10
Urban One, Inc. (a)	2,887	20
ViacomCBS, Inc. Class A	1,406	59
Vimeo, Inc. (a)	14,816	435
Vonage Holdings Corp. (a)	33,244	536
Warner Music Group Corp. Class A	11,574	495
WideOpenWest, Inc. (a)	8,363	164
World Wrestling Entertainment, Inc. Class A	5,018	282
Xcel Brands, Inc. (a)	1,232	2
Yelp, Inc. (a)	9,932	370
Zedge, Inc. Class B (a)(b)	1,466	20
Zillow Group, Inc. Class A (a)	8,927	791
Zillow Group, Inc. Class C (a)	25,371	2,236
ZipRecruiter, Inc. (a)	9,123	252
ZoomInfo Technologies, Inc. Class A (a)	7,050	431
Zynga, Inc. Class A (a)	131,021	987
		43,483
Consumer Discretionary (10.6%):
1-800-Flowers.com, Inc. Class A (a)	4,097	125
1847 Goedeker, Inc. (a)	15,161	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
1stdibs.com, Inc. (a)(b)	909	$11
Abercrombie & Fitch Co. (a)	7,846	295
Academy Sports & Outdoors, Inc. (a)	7,875	315
Accel Entertainment, Inc. (a)	10,276	125
Acushnet Holdings Corp.	4,103	192
ADOMANI, Inc. (a)	37,433	10
Adtalem Global Education, Inc. (a)	6,178	234
Airbnb, Inc. Class A (a)	8,358	1,401
American Axle & Manufacturing Holdings, Inc. (a)	13,686	121
American Eagle Outfitters, Inc. (b)	17,610	454
American Outdoor Brands, Inc. (a)	1,989	49
American Public Education, Inc. (a)	1,964	50
America's Car-Mart, Inc. (a)	847	99
Amesite, Inc. (a)	1,912	3
Aramark	32,543	1,068
Arcimoto, Inc. (a)(b)	4,208	48
Ark Restaurants Corp. (a)	294	5
Asbury Automotive Group, Inc. (a)	2,468	486
Aspen Group, Inc. (a)	3,423	19
Aterian, Inc. (a)(b)	3,914	42
Autoliv, Inc.	12,202	1,046
AutoNation, Inc. (a)	5,907	719
AYRO, Inc. (a)	4,749	16
Bally's Corp. (a)	5,017	252
Barnes & Noble Education, Inc. (a)	5,727	57
Bassett Furniture Industries, Inc.	1,399	25
BBQ Holdings, Inc. (a)	1,555	23
Beazer Homes USA, Inc. (a)	4,131	71
Bed Bath & Beyond, Inc. (a)	10,347	179
Big 5 Sporting Goods Corp.	2,994	69
Big Lots, Inc.	3,898	169
Biglari Holdings, Inc. Class A (a)	31	25
Biglari Holdings, Inc. Class B (a)	283	49
BJ's Restaurants, Inc. (a)	2,378	99
Blink Charging Co. (a)(b)	4,997	143
Bloomin' Brands, Inc. (a)	11,644	291
Blue Apron Holdings, Inc. Class A (a)	638	5
Bluegreen Vacations Holding Corp. (a)	2,210	57
Boot Barn Holdings, Inc. (a)	3,810	339
Boyd Gaming Corp. (a)	10,942	692
Bright Horizons Family Solutions, Inc. (a)	7,722	1,077
Brinker International, Inc. (a)	5,933	291
Brunswick Corp.	10,696	1,018
Build-A-Bear Workshop, Inc. (a)	2,235	38
Burlington Stores, Inc. (a)	7,809	2,215
Caleres, Inc.	4,882	108
Callaway Golf Co. (a)	16,455	455
Camping World Holdings, Inc. Class A	4,477	174
CarParts.com, Inc. (a)	6,580	103
Carriage Services, Inc.	2,167	97
Carrols Restaurant Group, Inc.	4,846	18
Carter's, Inc.	5,546	539
Carvana Co. (a)	1,554	469
Casper Sleep, Inc. (a)	4,228	18
Cavco Industries, Inc. (a)	967	229
Century Casinos, Inc. (a)	4,172	56
Century Communities, Inc.	3,845	236
Charles & Colvard Ltd. (a)	3,897	12
Chegg, Inc. (a)	17,796	1,210
Chewy, Inc. Class A (a)	7,478	509
Chico's FAS, Inc. (a)	13,609	61

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Choice Hotels International, Inc.	6,259	$791
Churchill Downs, Inc.	4,509	1,082
Chuy's Holdings, Inc. (a)	2,190	69
Citi Trends, Inc. (a)	1,241	91
Clarus Corp.	3,145	81
Columbia Sportswear Co.	6,334	607
Comstock Holding Cos., Inc. (a)	972	5
Conn's, Inc. (a)	2,556	58
Contextlogic, Inc. Class A (a)(b)	7,524	41
Coursera, Inc. (a)	10,332	327
Cracker Barrel Old Country Store, Inc.	3,204	448
Cricut, Inc. Class A (a)(b)	2,334	64
Crocs, Inc. (a)	7,300	1,047
Crown Crafts, Inc.	1,401	10
Culp, Inc.	1,751	23
Dana, Inc.	19,606	436
Dave & Buster's Entertainment, Inc. (a)	4,985	191
Deckers Outdoor Corp. (a)	3,239	1,166
Delta Apparel, Inc. (a)	859	23
Denny's Corp. (a)	9,053	148
Designer Brands, Inc. Class A (a)	7,980	111
Destination XL Group, Inc. (a)	8,866	54
Dick's Sporting Goods, Inc. (b)	9,556	1,145
Digital Brands Group, Inc. (a)	890	3
Dillard's, Inc. Class A (b)	3,015	520
Dine Brands Global, Inc. (a)	2,216	180
Doordash, Inc. Class A (a)	5,064	1,043
Dorman Products, Inc. (a)	3,439	326
Dover Motorsports, Inc.	2,133	5
DraftKings, Inc. Class A (a)(b)	101,423	4,884
Dream Finders Homes, Inc. Class A (a)(b)	1,527	26
Drive Shack, Inc. (a)	11,050	31
Duluth Holdings, Inc. Class B (a)	3,249	44
Duolingo, Inc. (a)	731	122
Educational Development Corp.	1,000	10
El Pollo Loco Holdings, Inc. (a)	2,529	43
Electric Last Mile Solutions I (a)	8,559	63
Envela Corp. (a)	1,172	5
Escalade, Inc.	1,568	30
Esports Technologies, Inc. (a)(b)	1,132	38
Ethan Allen Interiors, Inc.	2,878	68
European Wax Center, Inc. Class A (a)	1,626	46
EVgo, Inc. (a)(b)	10,318	84
Express, Inc. (a)	8,255	39
F45 Training Holdings, Inc. (a)	3,125	47
Faraday Future Intelligent Electric, Inc. (a)(b)	38,922	367
FAT Brands, Inc.	789	7
Fiesta Restaurant Group, Inc. (a)	2,065	23
Five Below, Inc. (a)	7,140	1,262
Flexsteel Industries, Inc.	967	30
Floor & Decor Holdings, Inc. Class A (a)	13,103	1,583
Foot Locker, Inc.	11,494	525
Forward Industries, Inc. (a)	1,100	3
Fossil Group, Inc. (a)	4,459	53
Fox Factory Holding Corp. (a)	4,990	721
Franchise Group, Inc.	4,466	158
Frontdoor, Inc. (a)	12,219	512
Full House Resorts, Inc. (a)	4,724	50
Funko, Inc. Class A (a)	1,666	30
Gaia, Inc. (a)	1,218	12
GameStop Corp. Class A (a)(b)	8,988	1,577

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Genesco, Inc. (a)	1,751	$101
Gentex Corp.	32,975	1,088
Gentherm, Inc. (a)	4,278	346
G-III Apparel Group Ltd. (a)	5,225	148
Golden Entertainment, Inc. (a)	3,378	166
GoPro, Inc. Class A (a)	14,558	136
Graham Holdings Co. Class B	587	346
Grand Canyon Education, Inc. (a)	5,830	513
Green Brick Partners, Inc. (a)	7,158	147
Group 1 Automotive, Inc.	2,306	433
Groupon, Inc. (a)(b)	3,853	88
Guess?, Inc. (b)	4,386	92
H&R Block, Inc.	24,037	601
Hall of Fame Resort & Entertainment Co. (a)	9,690	26
Hamilton Beach Brands Holding Co. Class A	729	11
Harbor Custom Development, Inc. (a)	1,833	4
Harley-Davidson, Inc.	18,923	693
Haverty Furniture Cos., Inc.	2,231	75
Hayward Holdings, Inc. (a)	12,133	270
Helen of Troy Ltd. (a)	2,532	569
Hibbett, Inc.	2,042	144
Hilton Grand Vacations, Inc. (a)	14,182	675
Holley, Inc. (a)(b)	5,665	68
Hooker Furniture Corp.	1,573	42
Horizon Global Corp. (a)	2,674	19
Houghton Mifflin Harcourt Co. (a)	16,469	221
Hovnanian Enterprises, Inc. Class A (a)	753	73
Hyatt Hotels Corp. Class A (a)	4,123	318
HyreCar, Inc. (a)	2,907	25
imedia Brands, Inc. (a)	2,547	15
Inspired Entertainment, Inc. (a)	2,561	30
Installed Building Products, Inc.	3,120	334
iPower, Inc. (a)	1,230	5
iRobot Corp. (a)	3,156	248
J. Jill, Inc. (a)	705	12
Jack in the Box, Inc.	2,894	282
JAKKS Pacific, Inc. (a)	1,038	12
Jerash Holdings US, Inc.	494	3
JOANN, Inc. (b)	1,772	20
Johnson Outdoors, Inc. Class A	989	105
KB Home	11,196	436
Kirkland's, Inc. (a)	2,010	39
Kohl's Corp. (c)	21,560	1,015
Kontoor Brands, Inc.	5,450	272
Koss Corp. (a)	677	11
Krispy Kreme, Inc. (a)(b)	4,512	63
Kura Sushi USA, Inc. Class A (a)	601	26
Lakeland Industries, Inc. (a)	1,121	24
Lands' End, Inc. (a)	1,980	47
Latham Group, Inc. (a)	5,780	95
Laureate Education, Inc. Class A (a)	6,780	115
La-Z-Boy, Inc.	5,652	182
Lazydays Holdings, Inc. (a)	1,599	34
LCI Industries	3,223	434
Lear Corp.	7,708	1,206
Legacy Housing Corp. (a)	1,235	22
Lennar Corp. Class B	2,371	184
Leslie's, Inc. (a)	16,755	344
Levi Strauss & Co. Class A	6,027	148
Lifetime Brands, Inc.	1,850	34
Lincoln Educational Services Corp. (a)	3,763	25

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Liquidity Services, Inc. (a)	3,669	$79
Lithia Motors, Inc. Class A	3,878	1,229
LMP Automotive Holdings, Inc. (a)	939	14
Luby's, Inc. (a)	2,788	12
Lucid Group, Inc. (a)	87,401	2,219
Lumber Liquidators Holdings, Inc. (a)	3,142	59
M/I Homes, Inc. (a)	3,344	193
Macy's, Inc.	40,211	909
Magnite, Inc. (a)	16,931	474
Malibu Boats, Inc. Class A (a)	2,440	171
Marine Products Corp.	2,245	28
MarineMax, Inc. (a)	2,741	133
Marriott Vacations Worldwide Corp.	5,894	927
MasterCraft Boat Holdings, Inc. (a)	2,332	58
Mattel, Inc. (a)	28,789	534
MDC Holdings, Inc.	7,098	332
Membership Collective Group, Inc. (a)(b)	4,545	57
Meritage Homes Corp. (a)	4,744	460
Mister Car Wash, Inc. (a)	9,771	178
Modine Manufacturing Co. (a)	6,754	77
Monarch Casino & Resort, Inc. (a)	1,842	123
Monro, Inc.	3,770	217
Motorcar Parts of America, Inc. (a)	2,123	41
Movado Group, Inc.	1,859	59
Murphy USA, Inc.	3,297	551
Muscle Maker, Inc. (a)	2,021	2
Nathan's Famous, Inc.	402	25
National Vision Holdings, Inc. (a)	10,317	586
Nautilus, Inc. (a)	3,851	36
Noodles & Co. (a)	4,793	57
Nordstrom, Inc. (a)	14,539	385
Ollie's Bargain Outlet Holdings, Inc. (a)	6,053	365
OneWater Marine, Inc.	678	27
Overstock.com, Inc. (a)(b)	5,420	422
Oxford Industries, Inc.	2,155	194
Papa John's International, Inc.	4,115	523
Party City Holdco, Inc. (a)	15,779	112
Peloton Interactive, Inc. Class A (a)	6,256	545
Penske Automotive Group, Inc.	4,941	497
Perdoceo Education Corp. (a)	8,410	89
Petco Health & Wellness Co., Inc. (a)(b)	12,231	258
PetMed Express, Inc. (b)(c)	2,381	64
Planet Fitness, Inc. Class A (a)	11,430	898
PlayAGS, Inc. (a)	3,632	29
Polaris, Inc.	7,908	946
Poshmark, Inc. Class A (a)(b)	1,025	24
Potbelly Corp. (a)	3,519	24
PowerSchool Holdings, Inc. (a)(b)	5,789	142
PubMatic, Inc. Class A (a)	888	23
Purple Innovation, Inc. (a)	1,905	40
QuantumScape Corp. (a)(b)	29,232	717
Quotient Technology, Inc. (a)	11,717	68
Qurate Retail, Inc. Class A	58,517	596
Rave Restaurant Group, Inc. (a)	2,485	3
RCI Hospitality Holdings, Inc.	1,176	81
Red Robin Gourmet Burgers, Inc. (a)	1,603	37
Red Rock Resorts, Inc. Class A (a)	8,553	438
Regis Corp. (a)(b)	4,834	17
Remark Holdings, Inc. (a)	13,456	14
Rent-A-Center, Inc.	8,674	488
Revolve Group, Inc. (a)	1,856	115

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RH (a)	1,990	$1,327
Rocky Brands, Inc.	1,028	49
Roku, Inc. (a)	3,059	960
Rover Group, Inc. (a)(b)	16,977	231
RumbleON, Inc. Class B (a)	1,019	40
Ruth's Hospitality Group, Inc. (a)	4,230	88
Sally Beauty Holdings, Inc. (a)	12,208	206
Scientific Games Corp. (a)	11,998	997
Seaworld Entertainment, Inc. (a)	6,414	355
Select Interior Concepts, Inc. Class A (a)	2,800	40
Service Corp. International	21,366	1,288
Shake Shack, Inc. Class A (a)	2,398	188
Shoe Carnival, Inc.	2,340	76
Shutterstock, Inc.	3,077	349
Signet Jewelers Ltd.	6,716	530
Simply, Inc. (a)	1,302	5
Six Flags Entertainment Corp. (a)	10,692	454
Skechers USA, Inc. Class A (a)	14,025	591
Skyline Champion Corp. (a)	8,004	481
Sleep Number Corp. (a)	2,694	252
Smith & Wesson Brands, Inc.	6,631	138
Snap One Holdings Corp. (a)(b)	2,164	36
Sonic Automotive, Inc. Class A	1,940	102
Sonos, Inc. (a)	17,733	574
Sportsman's Warehouse Holdings, Inc. (a)	6,181	109
Stamps.com, Inc. (a)	2,388	788
Standard Motor Products, Inc.	2,867	125
Steven Madden Ltd.	10,571	425
Stitch Fix, Inc. Class A (a)	1,286	51
StoneMor, Inc. (a)	16,994	42
Stoneridge, Inc. (a)	3,545	72
Strategic Education, Inc.	2,475	174
Strattec Strategy Corp. (a)	450	18
Stride, Inc. (a)	5,866	211
Sturm Ruger & Co., Inc. (c)	2,245	166
Superior Group of Cos., Inc.	1,841	43
Superior Industries International, Inc. (a)	3,682	26
Sypris Solutions, Inc. (a)	1,922	7
Target Hospitality Corp. (a)	5,499	21
Taylor Morrison Home Corp. (a)	15,035	388
Tempur Sealy International, Inc.	24,758	1,150
Tenneco, Inc. Class A (a)	11,803	168
Terminix Global Holdings, Inc. (a)	15,150	631
Texas Roadhouse, Inc.	9,533	871
The Aaron's Co., Inc.	4,118	113
The Beachbody Co., Inc. (a)(b)	20,065	111
The Buckle, Inc.	3,361	133
The Cato Corp. Class A	2,712	45
The Cheesecake Factory, Inc. (a)	5,714	269
The Children's Place, Inc. (a)	1,723	130
The Container Store Group, Inc. (a)	5,306	51
The Dixie Group, Inc. (a)	1,874	9
The Goodyear Tire & Rubber Co. (a)	37,509	664
The Lovesac Co. (a)	1,744	115
The ODP Corp. (a)	6,800	273
The RealReal, Inc. (a)	12,087	159
The Wendy's Co.	26,400	572
Thor Industries, Inc.	6,064	744
ThredUp, Inc. Class A (a)	1,849	40
Tilly's, Inc. Class A	1,764	25
Toll Brothers, Inc.	13,695	757

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TopBuild Corp. (a)	4,151	$850
Torrid Holdings, Inc. (a)(b)	1,651	25
Toughbuilt Industries, Inc. (a)	18,619	10
Traeger, Inc. (a)(b)	3,528	74
Travel + Leisure Co.	11,004	600
TravelCenters of America, Inc. (a)	1,882	94
Tri Pointe Homes, Inc. (a)	15,020	316
Tupperware Brands Corp. (a)	5,314	112
Turtle Beach Corp. (a)	2,266	63
Unifi, Inc. (a)	2,195	48
Unique Fabricating, Inc. (a)	1,189	4
Universal Electronics, Inc. (a)	1,720	85
Universal Technical Institute, Inc. (a)	4,186	28
Urban Outfitters, Inc. (a)	6,935	206
Vail Resorts, Inc. (a)	5,015	1,674
Veoneer, Inc. (a)	12,430	423
Vera Bradley, Inc. (a)	3,723	35
Victoria's Secret & Co. (a)	11,649	644
Vince Holding Corp. (a)	519	4
Vinco Ventures, Inc. (a)(b)	13,281	85
Vista Outdoor, Inc. (a)	7,316	295
Visteon Corp. (a)	3,401	321
VOXX International Corp. (a)	2,304	26
Vroom, Inc. (a)(b)	14,560	321
Wayfair, Inc. Class A (a)(b)	6,682	1,707
Weber, Inc. Class A (a)(b)	2,585	45
Weyco Group, Inc.	1,007	23
Williams-Sonoma, Inc.	7,370	1,307
Wingstop, Inc.	4,018	659
Winmark Corp.	317	68
Winnebago Industries, Inc.	4,083	296
Wolverine World Wide, Inc.	10,606	316
WW International, Inc. (a)	7,547	138
Wyndham Hotels & Resorts, Inc.	11,364	877
Xometry, Inc. Class A (a)(b)	1,030	59
Xponential Fitness, Inc. Class A (a)	1,471	19
XpresSpa Group, Inc. (a)	15,519	23
YETI Holdings, Inc. (a)	11,285	966
Zovio, Inc. (a)	4,712	11
Zumiez, Inc. (a)	2,978	118
		104,356
Consumer Staples (3.0%):
22nd Century Group, Inc. (a)(b)	21,237	63
Albertsons Cos., Inc. Class A (b)	37,789	1,177
Alico, Inc.	577	20
Arcadia Biosciences, Inc. (a)	3,160	7
B&G Foods, Inc. (b)	8,363	250
BellRing Brands, Inc. Class A (a)	5,157	159
Better Choice Co., Inc. (a)	3,551	13
Beyond Meat, Inc. (a)(b)	7,686	809
BJ's Wholesale Club Holdings, Inc. (a)	15,362	844
Bunge Ltd.	17,397	1,415
Calavo Growers, Inc.	2,282	87
Cal-Maine Foods, Inc.	3,006	109
Casey's General Stores, Inc.	4,500	848
Celsius Holdings, Inc. (a)	5,028	453
Central Garden & Pet Co. (a)	1,463	70
Central Garden & Pet Co. Class A (a)	5,990	258
Coca-Cola Consolidated, Inc.	564	222
Coffee Holding Co., Inc. (a)	806	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Coty, Inc. Class A (a)(c)	20,684	$163
Darling Ingredients, Inc. (a)	20,664	1,485
Eastside Distilling, Inc. (a)	1,640	4
Edgewell Personal Care Co.	6,932	252
elf Beauty, Inc. (a)	5,831	169
Energizer Holdings, Inc.	7,180	280
Farmer Brothers Co. (a)	2,514	21
Flowers Foods, Inc.	26,363	623
Fresh Del Monte Produce, Inc.	3,423	110
Freshpet, Inc. (a)	5,724	817
Grocery Outlet Holding Corp. (a)	9,209	199
Grove, Inc. (a)	966	5
Guardion Health Sciences, Inc. (a)	3,370	4
Herbalife Nutrition Ltd. (a)	12,138	515
HF Foods Group, Inc. Class A (a)	5,763	35
Honest Co., Inc. (a)(b)	7,718	80
Hostess Brands, Inc. (a)	10,372	180
Ifresh, Inc. (a)	2,069	2
Ingles Markets, Inc. Class A	1,710	113
Ingredion, Inc.	9,243	823
Inter Parfums, Inc.	2,281	171
J & J Snack Foods Corp.	1,860	284
John B Sanfilippo & Son, Inc.	1,085	89
Jones Soda Co. (a)	7,223	7
Jupiter Wellness, Inc. (a)	2,993	4
Keurig Dr Pepper, Inc.	114,810	3,923
Laird Superfood, Inc. (a)	838	16
Lancaster Colony Corp.	2,768	467
Landec Corp. (a)	3,844	35
Lifevantage Corp. (a)	1,925	13
Lifeway Foods, Inc. (a)	439	2
Limoneira Co.	1,964	32
Mannatech, Inc.	141	5
Medifast, Inc.	1,515	291
MGP Ingredients, Inc.	956	62
Mission Produce, Inc. (a)(b)	6,461	119
National Beverage Corp.	4,059	213
Natural Alternatives International, Inc. (a)	810	11
Natural Grocers by Vitamin Cottage, Inc.	2,037	23
Nature's Sunshine Products, Inc.	2,543	37
NewAge, Inc. (a)	19,287	27
Nu Skin Enterprises, Inc. Class A	6,769	274
Ocean Bio-Chem, Inc.	655	6
Oil-Dri Corp. of America	679	24
Performance Food Group Co. (a)	20,285	942
Pilgrim's Pride Corp. (a)	7,311	213
Post Holdings, Inc. (a)	7,731	852
PriceSmart, Inc.	2,079	161
Reed's, Inc. (a)	12,224	7
Revlon, Inc. Class A (a)	1,127	11
Reynolds Consumer Products, Inc.	8,181	224
RiceBran Technologies (a)	5,255	3
Rite Aid Corp. (a)	7,685	109
Sanderson Farms, Inc.	2,614	492
Seaboard Corp.	39	160
Seneca Foods Corp. Class A (a)	815	39
Shineco, Inc. (a)(b)	805	9
SpartanNash Co.	4,529	99
Spectrum Brands Holdings, Inc.	5,870	561
Sprouts Farmers Market, Inc. (a)	15,245	353
Stryve Foods, Inc. Class A (a)	1,078	6

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Andersons, Inc.	4,294	$132
The Boston Beer Co., Inc. Class A (a)	938	478
The Chefs' Warehouse, Inc. (a)	3,986	130
The Duckhorn Portfolio, Inc. (a)	5,663	130
The Hain Celestial Group, Inc. (a)	13,599	582
The Simply Good Foods Co. (a)	9,627	332
Tootsie Roll Industries, Inc.	2,728	83
TreeHouse Foods, Inc. (a)	6,021	240
Turning Point Brands, Inc.	2,414	115
U.S. Foods Holding Corp. (a)	29,370	1,018
United Natural Foods, Inc. (a)	6,678	323
United-Guardian, Inc.	442	6
Universal Corp.	3,135	152
USANA Health Sciences, Inc. (a)	1,562	144
Vector Group Ltd.	16,397	209
Veru, Inc. (a)	8,984	77
Village Super Market, Inc. Class A	1,376	30
Vital Farms, Inc. (a)	3,898	68
WD-40 Co.	1,523	353
Weis Markets, Inc. (c)	2,623	138
Willamette Valley Vineyards, Inc. (a)	582	7
Zevia PBC Class A (a)	1,646	19
		27,830
Energy (3.0%):
Adams Resources & Energy, Inc.	391	12
Aemetis, Inc. (a)(b)	3,851	70
Alto Ingredients, Inc. (a)	10,266	51
Amplify Energy Corp. (a)	4,616	25
Amyris, Inc. (a)	29,052	399
Antero Midstream Corp.	42,254	440
Antero Resources Corp. (a)	41,899	788
Arch Resources, Inc. (a)	1,791	166
Archrock, Inc.	17,329	143
Aspen Aerogels, Inc. (a)	3,657	168
Bonanza Creek Energy, Inc. (b)	3,656	175
BP Prudhoe Bay Royalty Trust	3,211	13
Brigham Minerals, Inc.	2,215	42
Bristow Group, Inc. (a)	2,977	95
Cactus, Inc. Class A	3,521	133
California Resources Corp. (a)	7,984	327
Callon Petroleum Co. (a)	5,972	293
Camber Energy, Inc. (a)(b)	15,161	58
Centennial Resource Development, Inc. Class A (a)	41,463	278
Centrus Energy Corp. Class A (a)(b)	1,112	43
ChampionX Corp. (a)	27,242	608
Cheniere Energy, Inc.	36,138	3,529
Chesapeake Energy Corp.	12,236	754
Cimarex Energy Co.	14,190	1,237
Clean Energy Fuels Corp. (a)(b)	26,424	215
CNX Resources Corp. (a)	29,092	367
Comstock Resources, Inc. (a)	13,971	145
CONSOL Energy, Inc. (a)	3,880	101
Contango Oil & Gas Co. (a)(b)	22,935	105
Continental Resources, Inc. (b)	10,476	483
Cross Timbers Royalty Trust	901	13
CVR Energy, Inc.	4,374	73
Dawson Geophysical Co. (a)	3,014	8
Delek U.S. Holdings, Inc.	10,333	186
Denbury, Inc. (a)	6,315	444
Dorian LPG Ltd.	4,291	53

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dril-Quip, Inc. (a)	3,880	$98
DT Midstream, Inc.	10,898	504
ENGlobal Corp. (a)(b)	3,163	8
EQT Corp. (a)	48,762	998
Equitrans Midstream Corp.	44,765	454
Evolution Petroleum Corp.	4,776	27
Exterran Corp. (a)	3,440	15
Extraction Oil & Gas, Inc. (a)	3,877	219
Forum Energy Technologies, Inc. (a)	735	17
Geospace Technologies Corp. (a)	1,566	15
Gevo, Inc. (a)(b)	27,806	185
Goodrich Petroleum Corp. (a)	1,541	36
Green Plains, Inc. (a)	7,324	239
Gulf Island Fabrication, Inc. (a)	1,842	7
Gulfport Energy Operating Corp. (a)	2,872	236
Hallador Energy Co. (a)	3,949	12
Helix Energy Solutions Group, Inc. (a)	19,226	75
Helmerich & Payne, Inc.	12,463	341
HighPeak Energy, Inc.	697	6
HollyFrontier Corp.	20,717	686
ION Geophysical Corp. (a)(b)	4,224	6
KLX Energy Services Holdings, Inc. (a)(b)	703	3
Laredo Petroleum, Inc. (a)	1,857	151
Liberty Oilfield Services, Inc. Class A (a)	12,432	151
Magnolia Oil & Gas Corp. Class A	15,212	271
Mammoth Energy Services, Inc. (a)	4,972	14
Matador Resources Co.	15,090	574
Matrix Service Co. (a)	3,303	35
Meta Materials, Inc. (a)(b)	37,770	218
MIND Technology, Inc. (a)	1,881	4
Montauk Renewables, Inc. (a)	6,893	77
Murphy Oil Corp.	17,374	434
Nabors Industries Ltd. (a)	1,009	97
NACCO Industries, Inc. Class A	538	16
National Energy Services Reunited Corp. (a)	4,512	56
Natural Gas Services Group, Inc. (a)	1,462	15
NCS Multistage Holdings, Inc. (a)	136	4
New Fortress Energy, Inc. (b)	16,123	447
Newpark Resources, Inc. (a)	12,983	43
Nextdecade Corp. (a)	16,721	46
Nextier Oilfield Solutions, Inc. (a)	24,919	115
Nine Energy Service, Inc. (a)	2,117	4
Northern Oil and Gas, Inc. (b)	8,239	176
NOV, Inc. (a)	51,570	675
Nuverra Environmental Solutions, Inc. (a)	1,345	3
Oasis Petroleum, Inc.	2,001	199
Oceaneering International, Inc. (a)	11,521	153
Oil States International, Inc. (a)	6,813	44
Overseas Shipholding Group, Inc. Class A (a)	10,850	23
Ovintiv, Inc.	36,421	1,198
Patterson-UTI Energy, Inc.	22,683	204
PBF Energy, Inc. Class A (a)	12,085	157
PDC Energy, Inc.	12,579	596
Peabody Energy Corp. (a)(c)	16,288	241
Penn Virginia Corp. (a)	1,953	52
Permianville Royalty Trust	3,366	6
PHX Minerals, Inc.	3,284	10
ProPetro Holding Corp. (a)	9,914	86
Range Resources Corp. (a)	30,783	697
Ranger Energy Services, Inc. (a)	613	6
Renewable Energy Group, Inc. (a)	6,406	322

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
REX American Resources Corp. (a)	594	$47
Riley Exploration Permian, Inc.	2,918	69
RPC, Inc. (a)	14,886	72
SandRidge Energy, Inc. (a)	5,160	67
SEACOR Marine Holdings, Inc. (a)	3,222	15
Select Energy Services, Inc. Class A (a)	7,673	40
SFL Corp. Ltd.	15,376	129
Silverbow Resources, Inc. (a)	1,702	42
SM Energy Co.	15,456	408
Smart Sand, Inc. (a)	3,962	10
Solaris Oilfield Infrastructure, Inc. Class A	2,824	24
Southwestern Energy Co. (a)	124,836	692
Stabilis Solutions, Inc. (a)	526	4
Talos Energy, Inc. (a)	8,105	112
Targa Resources Corp.	31,554	1,552
Teekay Corp. (a)(b)	8,052	29
Tellurian, Inc. (a)(b)	65,629	257
TETRA Technologies, Inc. (a)	16,712	52
Texas Pacific Land Corp.	1,165	1,408
Tidewater, Inc. (a)	3,641	44
U.S. Energy Corp. Wyoming (a)	569	3
Uranium Energy Corp. (a)	32,887	100
VAALCO Energy, Inc. (a)	8,261	24
Vertex Energy, Inc. (a)	5,943	31
Vine Energy, Inc. Class A (a)	3,274	54
Voc Energy Trust	1,913	9
W&T Offshore, Inc. (a)	14,089	52
Westwater Resources, Inc. (a)	5,144	18
Whiting Petroleum Corp. (a)	4,754	278
World Fuel Services Corp. (c)	8,478	285
Zion Oil & Gas, Inc. (a)	39,246	7
		29,781
Financials (17.4%):
1895 Bancorp of Wisconsin, Inc. (a)	558	6
1st Source Corp.	2,627	124
Acres Commercial Realty Corp. (a)	1,216	20
AFC Gamma, Inc.	1,825	39
Affiliated Managers Group, Inc.	4,328	654
Affinity Bancshares, Inc. (a)	867	12
AG Mortgage Investment Trust, Inc.	2,257	26
AGNC Investment Corp.	74,009	1,167
Alleghany Corp. (a)	1,916	1,196
Allegiance Bancshares, Inc.	2,608	99
Ally Financial, Inc.	49,212	2,512
Altabancorp	2,324	103
Amerant Bancorp, Inc. (a)	3,047	75
Amerant Bancorp, Inc. Class B (a)	916	21
American Equity Investment Life Holding Co.	9,853	291
American Financial Group, Inc.	9,408	1,184
American National Bankshares, Inc.	1,534	51
American National Group, Inc.	3,107	587
Ameris Bancorp	9,000	467
AMERISAFE, Inc.	2,470	139
AmeriServ Financial, Inc.	2,562	10
Ames National Corp.	1,274	30
Angel Oak Mortgage, Inc.	1,416	24
Annaly Capital Management, Inc.	203,631	1,714
Apollo Commercial Real Estate Finance, Inc.	15,948	237
Apollo Investment Corp. (b)	9,760	127
Arbor Realty Trust, Inc.	19,621	364

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Arch Capital Group Ltd. (a)	48,711	$1,860
Ares Capital Corp. (b)	66,877	1,360
Ares Commercial Real Estate Corp.	6,557	99
Ares Management Corp. Class A	28,624	2,113
Argo Group International Holdings Ltd.	4,602	240
Arlington Asset Investment Corp. Class A (a)	4,414	16
ARMOUR Residential REIT, Inc.	10,596	114
Arrow Financial Corp.	2,260	78
Artisan Partners Asset Management, Inc. Class A	6,048	296
Ashford, Inc. (a)	337	5
Assetmark Financial Holdings, Inc. (a)	3,421	85
Associated Bancorp	20,650	442
Associated Capital Group, Inc. Class A	465	17
Assured Guaranty Ltd.	9,965	466
Atlantic American Corp.	797	3
Atlantic Union Bankshares Corp.	10,871	401
Atlanticus Holdings Corp. (a)	1,242	66
Axis Capital Holdings Ltd.	10,045	462
Axos Financial, Inc. (a)	7,213	372
Bain Capital Specialty Finance, Inc. (b)	3,100	46
Banc of California, Inc.	6,566	121
BancFirst Corp.	2,362	142
BancorpSouth Bank	11,546	344
Bank of Hawaii Corp.	5,162	424
Bank of Marin Bancorp	2,348	89
Bank of the James Financial Group, Inc.	676	10
Bank OZK	17,747	763
Bank7 Corp.	422	9
Bankfinancial Corp.	1,764	20
BankUnited, Inc.	10,582	443
Bankwell Financial Group, Inc.	1,013	30
Banner Corp.	4,458	246
Bar Harbor Bankshares	1,956	55
Barings BDC, Inc.	9,798	108
BayCom Corp. (a)	1,508	28
BCB Bancorp, Inc.	2,398	35
Berkshire Hathaway, Inc. Class A (a)	54	22,214
Berkshire Hills Bancorp, Inc.	6,312	170
BGC Partners, Inc. Class A	34,336	179
BlackRock Capital Investment Corp.	11,115	43
BlackRock TCP Capital Corp.	8,666	118
Blackstone Mortgage Trust, Inc. Class A	20,288	615
Blackstone, Inc.	97,743	11,371
Blucora, Inc. (a)	5,622	88
Blue Foundry Bancorp (a)	4,236	58
Blue Ridge Bankshares, Inc.	2,452	43
Bogota Financial Corp. (a)	888	9
BOK Financial Corp.	4,664	418
Bridge Investment Group Holdings, Inc. Class A (a)	2,798	49
Bridgewater Bancshares, Inc. (a)	3,383	59
Bright Health Group, Inc. (a)(b)	43,484	355
Brighthouse Financial, Inc. (a)	10,722	485
BrightSpire Capital, Inc.	12,263	115
Broadmark Realty Capital, Inc.	19,896	196
Broadway Financial Corp. (a)	9,366	31
Brookline Bancorp, Inc.	10,087	154
BRP Group, Inc. Class A (a)	2,453	82
Bryn Mawr Bank Corp.	2,625	121
Business First Bancshares, Inc.	2,863	67
Byline Bancorp, Inc.	3,624	89
C&F Financial Corp.	539	29

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cadence Bancorp	15,161	$333
California Bancorp, Inc. (a)	1,062	18
Cambridge Bancorp Class A	983	87
Camden National Corp.	1,952	94
Capital Bancorp, Inc.	1,531	37
Capital City Bank Group, Inc.	1,874	46
Capital Southwest Corp. (b)	3,131	79
Capitol Federal Financial, Inc.	14,786	170
Capstar Financial Holdings, Inc.	2,960	63
Capstead Mortgage Corp.	11,190	75
Cathay General Bancorp	10,552	437
CBTX, Inc. Class A	2,731	72
Central Pacific Financial Corp.	3,641	94
Central Valley Community Bancorp	1,601	34
Century Bancorp, Inc. Class A	452	52
CF Bankshares, Inc.	635	13
Chemung Financial Corp.	560	25
Cherry Hill Mortgage Investment Corp.	2,337	21
Chimera Investment Corp.	29,376	436
CIT Group, Inc.	13,385	695
Citizens & Northern Corp.	2,235	56
Citizens, Inc. (a)	6,254	39
City Holding Co.	1,986	155
Civista Bancshares, Inc.	2,112	49
CNA Financial Corp.	4,071	171
CNB Financial Corp. Class A	2,534	62
CNO Financial Group, Inc.	17,060	402
Coastal Financial Corp. (a)	1,352	43
Codorus Valley Bancorp, Inc.	1,229	28
Cohen & Co., Inc.	216	4
Cohen & Steers, Inc.	3,981	333
Coinbase Global, Inc. Class A (a)(b)	28,476	6,478
Colony Bankcorp, Inc.	1,805	34
Columbia Banking System, Inc.	9,259	352
Columbia Financial, Inc. (a)(c)	5,928	110
Commerce Bancshares, Inc.	14,017	976
Community Bank System, Inc.	6,956	476
Community Trust Bancorp, Inc.	2,489	105
ConnectOne Bancorp, Inc.	5,612	168
Consumer Portfolio Services, Inc. (a)	2,135	12
County Bancorp, Inc.	742	27
Cowen, Inc. Class A	4,048	139
Crawford & Co. Class A	2,440	22
Crawford & Co. Class B	1,413	13
Credit Acceptance Corp. (a)(b)	1,483	868
Crescent Capital BDC, Inc.	4,141	79
Crossfirst Bankshares, Inc. (a)	6,043	79
Cullen/Frost Bankers, Inc.	7,161	849
Cullman Bancorp, Inc. (b)	1,034	13
Curo Group Holdings Corp.	3,233	56
Customers Bancorp, Inc.	4,177	180
CVB Financial Corp.	16,512	336
Diamond Hill Investment Group, Inc.	448	79
Dime Community Bancshares, Inc.	4,487	147
Donegal Group, Inc. Class A	1,826	26
Donnelley Financial Solutions, Inc. (a)	4,336	150
Dynex Capital, Inc.	4,878	84
Eagle Bancorp Montana, Inc.	967	22
Eagle Bancorp, Inc.	4,124	237
East West Bancorp, Inc.	16,600	1,286
Eastern Bankshares, Inc.	24,092	489

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
eHealth, Inc. (a)	3,379	$137
Elevate Credit, Inc. (a)	3,327	14
Ellington Financial, Inc.	6,466	118
Ellington Residential Mortgage REIT	1,803	20
Employers Holdings, Inc.	3,650	144
Encore Capital Group, Inc. (a)	2,816	139
Enova International, Inc. (a)	4,703	162
Enstar Group Ltd. (a)	2,318	544
Enterprise Bancorp, Inc.	1,678	60
Enterprise Financial Services Corp.	5,388	244
Equitable Holdings, Inc.	50,096	1,485
Equity Bancshares, Inc. Class A	1,574	53
Erie Indemnity Co. Class A	2,669	476
Esquire Financial Holdings, Inc. (a)	1,117	32
ESSA Bancorp, Inc.	1,260	21
Evans Bancorp, Inc.	702	27
Evercore, Inc.	5,474	732
EZCORP, Inc. Class A (a)	5,886	45
FactSet Research Systems, Inc.	5,159	2,037
Farmers & Merchants Bancorp, Inc.	1,579	35
FB Financial Corp.	3,909	168
Federal Agricultural Mortgage Corp. Class C	1,116	121
Federal Home Loan Mortgage Corp. (a)(b)	83,854	69
Federal National Mortgage Association (a)(b)	173,704	146
Federated Hermes, Inc.	11,269	366
Fednat Holding Co.	2,225	5
FFBW, Inc. (a)	850	10
Fidelity D&D Bancorp, Inc.	797	40
Fidelity National Financial, Inc.	40,656	1,843
Fidus Investment Corp.	3,666	64
Financial Institutions, Inc.	2,211	68
First American Financial Corp.	14,345	962
First Bancorp, Inc.	1,304	38
First BanCorp/Puerto Rico	26,896	354
First Bancorp/Southern Pines NC	3,676	158
First Busey Corp.	7,934	195
First Citizens BancShares, Inc. Class A (b)	1,195	1,007
First Commonwealth Financial Corp.	12,376	169
First Community Bankshares, Inc.	2,152	68
First Eagle Alternative Capital BDC, Inc.	4,517	20
First Financial Bancorp	11,341	265
First Financial Bankshares, Inc.	18,151	834
First Financial Corp. Class A	1,625	68
First Financial Northwest, Inc.	1,145	19
First Hawaiian, Inc.	14,773	434
First Horizon Corp.	74,157	1,207
First Internet Bancorp	1,391	43
First Interstate BancSystem, Inc. Class A	4,762	192
First Merchants Corp.	7,637	320
First Midwest Bancorp, Inc.	14,745	280
First U.S. Bancshares, Inc.	933	10
First United Corp.	943	18
First Western Financial, Inc. (a)	924	27
FirstCash, Inc.	4,309	377
Five Star Bancorp	1,370	33
Flagstar Bancorp, Inc.	6,820	346
Flushing Financial Corp.	4,084	92
FNB Corp.	43,133	501
FNCB Bancorp, Inc.	2,699	22
Focus Financial Partners, Inc. Class A (a)	2,501	131
FS KKR Capital Corp.	42,768	943

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fulton Financial Corp.	21,771	$333
FVCBankcorp, Inc. (a)	1,827	37
GAMCO Investors, Inc. Class A	1,470	39
Generations Bancorp New York, Inc. (a)	296	3
Genworth Financial, Inc. (a)	66,211	248
German American Bancorp, Inc.	3,743	145
Glacier Bancorp, Inc.	12,751	706
Gladstone Capital Corp. (b)	5,146	58
Gladstone Investment Corp.	4,982	69
GoHealth, Inc. Class A (a)	6,738	34
Goldman Sachs BDC, Inc.	15,262	280
Golub Capital BDC, Inc.	18,014	285
Goosehead Insurance, Inc. Class A	1,270	193
Granite Point Mortgage Trust, Inc.	8,219	108
Great Ajax Corp.	2,917	39
Great Southern Bancorp, Inc. Class A	1,508	83
Great Western Bancorp, Inc.	6,450	211
Green Dot Corp. Class A (a)	7,049	355
Greenhill & Co., Inc.	1,637	24
Guaranty Bancshares, Inc.	1,610	58
Guild Holdings Co. Class A	991	14
GWG Holdings, Inc. (a)	696	7
Hallmark Financial Services, Inc. (a)	2,590	9
Hamilton Lane, Inc. Class A	2,069	175
Hancock Whitney Corp.	10,943	516
Hanmi Financial Corp.	3,960	79
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,849	580
HarborOne Bancorp, Inc.	6,205	87
Hawthorn Bancshares, Inc.	944	22
HBT Financial, Inc.	616	10
HCI Group, Inc.	1,003	111
Heartland Financial USA, Inc.	5,894	283
Hercules Capital, Inc.	17,376	289
Heritage Commerce Corp.	7,497	87
Heritage Financial Corp.	4,102	105
Heritage Insurance Holdings, Inc.	3,908	27
Hilltop Holdings, Inc.	8,400	274
Hippo Holdings, Inc. (a)	67,920	318
HMN Financial, Inc. (a)	572	13
Home Bancorp, Inc.	1,117	43
Home BancShares, Inc.	20,183	475
Home Point Capital, Inc.	1,675	7
HomeStreet, Inc.	2,683	110
Hope Bancorp, Inc.	15,854	229
Horace Mann Educators Corp.	5,353	213
Horizon Bancorp, Inc.	5,671	103
Horizon Technology Finance Corp.	3,005	49
Houlihan Lokey, Inc.	2,582	238
Impac Mortgage Holdings, Inc. (a)	1,889	3
Independence Holding Co.	835	41
Independent Bank Corp.	4,263	325
Independent Bank Corp.	2,712	58
Independent Bank Group, Inc.	4,599	327
Interactive Brokers Group, Inc.	10,747	670
International Bancshares Corp.	7,606	317
Invesco Mortgage Capital, Inc.	36,499	115
Investar Holding Corp.	1,455	32
Investcorp Credit Management BDC, Inc.	2,089	11
Investors Bancorp, Inc.	30,085	455
Investors Title Co.	165	30
Jefferies Financial Group, Inc.	28,903	1,073

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kearny Financial Corp.	9,713	$121
Kemper Corp.	8,113	542
Kinsale Capital Group, Inc.	3,115	504
KKR Real Estate Finance Trust, Inc.	4,924	104
Ladder Capital Corp.	8,522	94
Lakeland Bancorp, Inc.	7,059	124
Lakeland Financial Corp.	3,568	254
Lemonade, Inc. (a)(b)	5,725	384
LendingTree, Inc. (a)	1,219	170
Level One Bancorp, Inc.	677	20
Limestone Bancorp, Inc. (a)	629	11
Live Oak Bancshares, Inc.	4,414	281
Loandepot, Inc. Class A	464	3
Logan Ridge Finance Corp. (a)	408	10
LPL Financial Holdings, Inc.	10,714	1,680
Lument Finance Trust, Inc.	2,733	11
Luther Burbank Corp.	1,786	24
Macatawa Bank Corp.	4,309	35
Magyar Bancorp, Inc. (a)	587	7
Maiden Holdings Ltd. (a)	9,074	29
Main Street Capital Corp. (b)	10,292	423
Manning & Napier, Inc.	2,192	20
Markel Corp. (a)	1,855	2,218
MarketWise, Inc. (a)(b)	37,811	312
Marlin Business Services Corp.	1,624	36
MBIA, Inc. (a)	6,530	84
Medallion Financial Corp. (a)	3,196	25
Mercantile Bank Corp.	2,075	66
Merchants Bancorp	2,548	101
Mercury General Corp.	3,988	222
Meridian Bancorp, Inc.	5,920	123
Meta Financial Group, Inc.	3,783	199
Metropolitan Bank Holding Corp. (a)	1,474	124
MFA Financial, Inc.	50,912	233
MGIC Investment Corp.	46,824	700
Midland States Bancorp, Inc.	2,923	72
Midwest Holding, Inc. (a)	472	18
MidWestOne Financial Group, Inc.	2,120	64
Moelis & Co. Class A	4,051	251
Monroe Capital Corp.	3,233	34
Morningstar, Inc.	3,684	954
MVB Financial Corp.	1,578	68
National Bank Holdings Corp. Class A	3,558	144
National Bankshares, Inc.	852	31
National Western Life Group, Inc. Class A	285	60
Navient Corp.	18,630	368
NBT Bancorp, Inc.	5,591	202
Nelnet, Inc. Class A	2,776	220
New Mountain Finance Corp.	13,228	176
New Residential Investment Corp.	65,785	724
New York Community Bancorp, Inc.	62,777	807
New York Mortgage Trust, Inc.	47,233	201
Newtek Business Services Corp.	3,214	89
Nexpoint Real Estate Finance, Inc.	1,070	21
NI Holdings, Inc. (a)	1,118	20
Nicholas Financial, Inc. (a)	620	8
NMI Holdings, Inc. Class A (a)	11,056	250
Northeast Community Bancorp, Inc.	2,360	26
Northfield Bancorp, Inc.	5,335	92
Northrim Bancorp, Inc.	839	36
Northwest Bancshares, Inc. (c)	16,500	219

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Norwood Financial Corp.	1,234	$32
Oaktree Specialty Lending Corp.	23,536	166
OceanFirst Financial Corp.	8,349	179
Ocwen Financial Corp. (a)	1,297	36
OFG Bancorp	5,813	147
OFS Capital Corp.	1,571	16
Old National Bancorp	21,378	362
Old Republic International Corp.	36,688	849
Old Second Bancorp, Inc.	3,532	46
OneMain Holdings, Inc.	18,420	1,019
OP Bancorp	1,885	19
Open Lending Corp. Class A (a)	13,629	492
Oportun Financial Corp. (a)	2,568	64
Oppenheimer Holdings, Inc. Class A	1,305	59
OppFi, Inc. (a)	3,959	31
Orchid Island Capital, Inc. (b)	17,279	84
Origin Bancorp, Inc.	2,821	119
Oscar Health, Inc. Class A (a)	5,605	97
Owl Rock Capital Corp. (b)	48,830	689
Oxford Square Capital Corp.	7,444	30
Pacific Mercantile Bancorp (a)	2,557	24
Pacific Premier Bancorp, Inc.	11,358	471
PacWest Bancorp	16,351	741
Palomar Holdings, Inc. (a)	3,084	249
Park National Corp.	2,133	260
Parke Bancorp, Inc.	1,785	39
Patriot National Bancorp, Inc. (a)	321	3
PB Bankshares, Inc. (a)	418	6
PCSB Financial Corp.	1,775	33
PDL Community Bancorp (a)	963	14
Peapack-Gladstone Financial Corp.	2,486	83
PennantPark Floating Rate Capital Ltd.	5,816	74
Pennantpark Investment Corp.	10,057	65
Penns Woods Bancorp, Inc.	997	24
Pennymac Financial Services	5,306	324
Pennymac Mortgage Investment Trust	12,185	240
Peoples Bancorp of North Carolina, Inc.	730	21
Peoples Bancorp, Inc.	3,814	121
Perella Weinberg Partners (b)	6,285	83
Phenixfin Corp. (a)	272	12
Pinnacle Financial Partners, Inc.	9,704	912
Pioneer Bancorp, Inc. (a)	1,482	19
Piper Sandler Cos.	2,356	326
Plumas Bancorp	719	23
Popular, Inc.	11,254	874
Portman Ridge Finance Corp.	1,302	32
PRA Group, Inc. (a)	4,951	209
Preferred Bank	1,543	103
Premier Financial Corp.	5,131	163
Primerica, Inc.	4,501	691
Primis Financial Corp.	2,982	43
ProAssurance Corp.	6,478	154
PROG Holdings, Inc. (a)	8,081	339
Prospect Capital Corp. (b)	42,608	328
Prosperity Bancshares, Inc.	12,825	911
Provident Bancorp, Inc.	2,091	33
Provident Financial Holdings, Inc.	925	16
Provident Financial Services, Inc.	10,042	236
Pzena Investment Management, Inc. Class A	2,500	25
QCR Holdings, Inc.	2,200	113
Radian Group, Inc.	23,658	538

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Randolph Bancorp, Inc. (a)	637	$14
RBB Bancorp	2,033	51
Ready Capital Corp.	9,189	133
Red River Bancshares, Inc.	787	39
Redwood Trust, Inc.	14,076	181
Regional Management Corp.	1,328	77
Reinsurance Group of America, Inc.	8,568	953
RenaissanceRe Holdings Ltd.	5,300	740
Renasant Corp.	7,270	262
Republic Bancorp, Inc. Class A	1,730	88
Republic First Bancorp, Inc. (a)	6,449	20
Richmond Mutual Bancorporation, Inc.	1,703	27
Riverview Bancorp, Inc.	2,985	22
RLI Corp.	5,699	571
Robinhood Markets, Inc. Class A (a)(b)	8,846	372
Rocket Cos., Inc. Class A (b)	14,887	239
Root, Inc. Class A (a)	4,187	22
Ryan Specialty Group Holdings, Inc. Class A (a)	8,437	286
S&T Bancorp, Inc.	5,076	150
Sachem Capital Corp.	4,035	22
Safeguard Scientifics, Inc. (a)	2,747	24
Safety Insurance Group, Inc. (c)	1,687	134
Salisbury Bancorp, Inc.	431	23
Sandy Spring Bancorp, Inc.	6,093	279
Santander Consumer USA Holdings, Inc.	9,183	383
Saratoga Investment Corp.	1,394	40
SB Financial Group, Inc.	929	17
Sculptor Capital Management, Inc.	6,698	187
Seacoast Banking Corp. of Florida	5,904	200
Security National Financial Corp. Class A (a)	1,801	15
SEI Investments Co.	16,718	991
Selective Insurance Group, Inc.	7,664	579
Selectquote, Inc. (a)	17,401	225
ServisFirst Bancshares, Inc.	7,074	550
Severn Bancorp, Inc.	1,564	20
Shore Bancshares, Inc.	1,622	29
Siebert Financial Corp. (a)	2,018	7
Sierra Bancorp	2,151	52
Signature Bank	6,831	1,859
Silvercrest Asset Management Group, Inc. Class A	1,263	20
Silvergate Capital Corp. Class A (a)	1,511	175
Simmons First National Corp. Class A	13,969	413
Sixth Street Specialty Lending, Inc. (b)	10,161	226
SLM Corp.	42,200	743
Solar Capital Ltd.	6,023	115
Solar Senior Capital Ltd.	2,191	34
South Plains Financial, Inc.	1,671	41
Southern First Bancshares, Inc. (a)	878	47
Southern Missouri Bancorp, Inc.	1,070	48
Southern States Bancshares, Inc. (a)	302	6
Southside Bancshares, Inc. (c)	4,214	161
SouthState Corp.	9,877	738
Spirit of Texas Bancshares, Inc.	2,164	52
Starwood Property Trust, Inc.	40,646	992
State Auto Financial Corp.	2,189	112
Stellus Capital Investment Corp.	2,924	38
StepStone Group, Inc. Class A	2,561	109
Sterling Bancorp (a)	3,181	16
Sterling Bancorp	26,880	671
Stewart Information Services Corp.	3,469	219
Stifel Financial Corp.	13,360	908

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Stock Yards Bancorp, Inc.	3,510	$206
StoneX Group, Inc. (a)	2,171	143
Summit Financial Group, Inc.	1,795	44
Sunlight Financial Holdings, Inc. (a)(b)	7,549	40
Suro Capital Corp.	3,904	50
Synovus Financial Corp.	20,210	886
TC Bancshares, Inc. (a)	721	10
TCG BDC, Inc.	8,102	109
Territorial Bancorp, Inc.	1,266	32
Texas Capital Bancshares, Inc. (a)	6,755	405
Texas Community Bancshares, Inc. (a)	436	7
TFS Financial Corp.	7,999	152
The Bancorp, Inc. (a)	7,015	179
The Bank of Princeton	875	26
The Carlyle Group, Inc.	31,369	1,483
The First of Long Island Corp.	3,094	64
The Hanover Insurance Group, Inc.	4,928	639
Timberland Bancorp, Inc.	1,166	34
Tompkins Financial Corp. (b)	1,792	145
Towne Bank	9,696	302
TPG RE Finance Trust, Inc.	6,472	80
Tradeweb Markets, Inc. Class A	6,281	507
Trean Insurance Group, Inc. (a)	2,074	21
Tremont Mortgage Trust	1,248	7
TriCo Bancshares	3,744	162
Trinity Capital, Inc.	3,825	62
TriplePoint Venture Growth BDC Corp.	4,643	74
Tristate Capital Holdings, Inc. (a)	3,781	80
Triumph Bancorp, Inc. (a)	3,278	328
Trupanion, Inc. (a)	4,346	338
TrustCo Bank Corp.	2,486	79
Trustmark Corp.	7,589	245
Two Harbors Investment Corp.	40,019	254
U.S. Century Bank Class A (a)	592	7
U.S. Global Investors, Inc. Class A	1,626	9
UMB Financial Corp.	5,078	491
Umpqua Holdings Corp.	28,396	575
Union Bankshares, Inc.	545	17
United Bancorp, Inc.	812	12
United Bankshares, Inc.	17,055	620
United Community Banks, Inc.	11,175	367
United Fire Group, Inc.	2,827	65
United Insurance Holdings Corp.	3,306	12
United Security Bancshares	2,118	17
Unity Bancorp, Inc.	1,168	27
Universal Insurance Holdings, Inc.	4,034	53
Univest Financial Corp.	4,059	111
Unum Group	26,059	653
Upstart Holdings, Inc. (a)	9,100	2,879
Valley National Bancorp	53,670	714
Value Line, Inc.	144	5
Velocity Financial, Inc. (a)	2,040	27
Vericity, Inc. (a)	536	5
Veritex Holdings, Inc.	6,018	237
Victory Capital Holdings, Inc. Class A (f)	1,832	64
Virtu Financial, Inc. Class A	4,239	104
Virtus Investment Partners, Inc.	909	282
Voya Financial, Inc.	15,995	982
Walker & Dunlop, Inc.	3,867	439
Washington Federal, Inc.	8,970	308
Washington Trust Bancorp, Inc.	2,391	127

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	11,008	$599
WesBanco, Inc.	9,124	311
West Bancorp, Inc.	2,186	66
Westamerica Bancorp	2,943	166
Western Alliance Bancorp	12,973	1,411
Western Asset Mortgage Capital Corp.	8,301	22
Western New England Bancorp, Inc.	3,264	28
Westwood Holdings Group, Inc.	1,150	22
White Mountains Insurance Group Ltd.	439	470
WhiteHorse Finance, Inc.	2,408	37
William Penn Bancorp	1,730	21
Wintrust Financial Corp.	7,188	578
WisdomTree Investments, Inc.	13,930	79
World Acceptance Corp. (a)	916	174
WSFS Financial Corp.	5,634	289
		172,158
Health Care (14.5%):
10X Genomics, Inc. Class A (a)	1,663	242
1Life Healthcare, Inc. (a)	15,503	314
4D Molecular Therapeutics, Inc. (a)	3,199	86
89bio, Inc. (a)	2,442	48
9 Meters Biopharma, Inc. (a)	37,065	48
Aadi Bioscience, Inc. (a)	2,471	73
Abeona Therapeutics, Inc. (a)	13,362	15
Absci Corp. (a)(b)	1,938	23
Acadia Healthcare Co., Inc. (a)	10,784	688
ACADIA Pharmaceuticals, Inc. (a)	19,036	316
Accelerate Diagnostics, Inc. (a)(b)	5,536	32
Acceleron Pharma, Inc. (a)	7,309	1,258
Accolade, Inc. (a)	8,524	359
Accuray, Inc. (a)	12,670	50
AcelRx Pharmaceuticals, Inc. (a)	16,805	17
Acer Therapeutics, Inc. (a)	1,461	4
Achieve Life Sciences, Inc. (a)	1,405	12
Aclaris Therapeutics, Inc. (a)	7,530	136
Acorda Therapeutics, Inc. (a)(b)	1,369	6
Acumen Pharmaceuticals, Inc. (a)	2,065	31
Acurx Pharmaceuticals, Inc. (a)	1,170	6
Acutus Medical, Inc. (a)	3,271	29
Adagio Therapeutics, Inc. (a)	2,768	117
Adamis Pharmaceuticals Corp. (a)	21,664	21
Adaptive Biotechnologies Corp. (a)	13,936	474
Addus HomeCare Corp. (a)	1,935	154
Adial Pharmaceuticals, Inc. (a)	2,833	12
Adicet Bio, Inc. (a)	4,538	36
Aditxt, Inc. (a)	2,677	5
Advaxis, Inc. (a)	21,190	11
Adverum Biotechnologies, Inc. (a)	11,922	26
Aeglea BioTherapeutics, Inc. (a)	6,182	49
Aerie Pharmaceuticals, Inc. (a)	6,660	76
Aerovate Therapeutics, Inc. (a)(b)	2,051	43
Agenus, Inc. (a)	30,770	162
AgeX Therapeutics, Inc. (a)	3,245	3
Agile Therapeutics, Inc. (a)	11,579	11
Agilon Health, Inc. (a)(b)	20,521	538
Agios Pharmaceuticals, Inc. (a)	5,306	245
Aileron Therapeutics, Inc. (a)	9,916	10
AIM ImmunoTech, Inc. (a)	7,178	14
Akebia Therapeutics, Inc. (a)	24,347	70
Akero Therapeutics, Inc. (a)	2,720	61

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Akouos, Inc. (a)	2,949	$34
Akoya Biosciences, Inc. (a)(b)	1,005	14
Albireo Pharma, Inc. (a)	2,370	74
Aldeyra Therapeutics, Inc. (a)	6,250	55
Alector, Inc. (a)	8,614	197
Alignment Healthcare, Inc. (a)	10,394	166
Aligos Therapeutics, Inc. (a)	2,169	34
Alimera Sciences, Inc. (a)	510	2
Alkermes PLC (a)	19,118	590
Allakos, Inc. (a)(b)	3,808	403
Allena Pharmaceuticals, Inc. (a)	11,060	10
Allied Healthcare Products, Inc. (a)	489	3
Allogene Therapeutics, Inc. (a)	13,010	334
Allovir, Inc. (a)	4,592	115
Allscripts Healthcare Solutions, Inc. (a)	14,439	193
Alnylam Pharmaceuticals, Inc. (a)	13,729	2,591
Alpha Teknova, Inc. (a)	1,051	26
Alphatec Holdings, Inc. (a)	12,014	146
Alpine Immune Sciences, Inc. (a)	2,082	22
Altimmune, Inc. (a)	5,063	57
ALX Oncology Holdings, Inc. (a)	2,784	206
Alzamend Neuro, Inc. (a)	5,631	17
Amedisys, Inc. (a)	4,505	672
American Well Corp. Class A (a)	6,174	56
Amicus Therapeutics, Inc. (a)	33,985	325
AMN Healthcare Services, Inc. (a)	6,027	692
Amneal Pharmaceuticals, Inc. (a)	42,034	224
Amphastar Pharmaceuticals, Inc. (a)	5,189	99
Ampio Pharmaceuticals, Inc. (a)(b)	26,760	44
AnaptysBio, Inc. (a)	3,910	106
Anebulo Pharmaceuticals, Inc. (a)	456	3
AngioDynamics, Inc. (a)	4,845	126
Angion Biomedica Corp. (a)(b)	2,906	28
ANI Pharmaceuticals, Inc. (a)	1,359	45
Anika Therapeutics, Inc. (a)	1,472	63
Anixa Biosciences, Inc. (a)	4,223	20
Annexon, Inc. (a)	3,221	60
Annovis Bio, Inc. (a)	864	27
Antares Pharma, Inc. (a)	22,436	82
Apellis Pharmaceuticals, Inc. (a)	10,440	344
Apollo Endosurgery, Inc. (a)	3,704	34
Apollo Medical Holdings, Inc. (a)(b)	6,227	567
Applied Genetic Technologies Corp. (a)	6,029	18
Applied Molecular Transport, Inc. (a)	1,614	42
Applied Therapeutics, Inc. (a)	2,357	39
Aprea Therapeutics, Inc. (a)	2,353	12
Apria, Inc. (a)	2,222	83
Aptevo Therapeutics, Inc. (a)	684	11
Aptinyx, Inc. (a)	7,111	17
Apyx Medical Corp. (a)	4,171	58
AquaBounty Technologies, Inc. (a)(b)	6,926	28
Aquestive Therapeutics, Inc. (a)	5,542	24
Aravive, Inc. (a)	2,113	8
ARCA biopharma, Inc. (a)	2,141	6
Arcus Biosciences, Inc. (a)	7,283	254
Arcutis Biotherapeutics, Inc. (a)	4,598	110
Ardelyx, Inc. (a)(b)	12,529	17
Arena Pharmaceuticals, Inc. (a)	8,520	507
Aridis Pharmaceuticals, Inc. (a)	1,310	5
Arrowhead Pharmaceuticals, Inc. (a)	14,075	879
Arvinas, Inc. (a)	5,387	443

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Asensus Surgical, Inc. (a)	33,038	$61
Aspira Women's Health, Inc. (a)(b)	9,246	30
Assembly Biosciences, Inc. (a)	5,937	21
Assertio Holdings, Inc. (a)	6,208	6
Astria Therapeutics, Inc. (a)	1,732	15
Atara Biotherapeutics, Inc. (a)	11,061	198
Atea Pharmaceuticals, Inc. (a)	7,823	274
Athenex, Inc. (a)	11,150	34
Athira Pharma, Inc. (a)(b)	5,092	48
Atossa Therapeutics, Inc. (a)(b)	17,854	58
Atreca, Inc. Class A (a)	1,772	11
AtriCure, Inc. (a)	6,470	450
Atrion Corp.	147	103
aTyr Pharma, Inc. (a)	3,391	31
Avalo Therapeutics, Inc. (a)	15,788	34
Avanos Medical, Inc. (a)	5,054	158
Avantor, Inc. (a)	77,106	3,154
Aveanna Healthcare Holdings, Inc. (a)	8,288	66
AVEO Pharmaceuticals, Inc. (a)	4,590	28
Avid Bioservices, Inc. (a)	7,608	164
Avidity Biosciences, Inc. (a)	5,611	138
Avinger, Inc. (a)	13,874	10
Avrobio, Inc. (a)	5,039	28
Axcella Health, Inc. (a)	1,948	6
Axogen, Inc. (a)	5,527	87
Axonics, Inc. (a)	5,882	383
Axsome Therapeutics, Inc. (a)(b)	4,579	151
Ayala Pharmaceuticals, Inc. (a)	934	11
Aytu BioScience, Inc. (a)	3,549	10
Aziyo Biologics, Inc. Class A (a)	446	3
Baudax Bio, Inc. (a)	12,515	7
Beam Therapeutics, Inc. (a)	6,171	537
Bellerophon Therapeutics, Inc. (a)	1,341	5
Bellicum Pharmaceuticals, Inc. (a)	1,222	4
Berkeley Lights, Inc. (a)	7,046	138
BioAtla, Inc. (a)	1,566	46
Biocept, Inc. (a)	2,209	9
BioCryst Pharmaceuticals, Inc. (a)	24,952	359
BioDelivery Sciences International, Inc. (a)	13,903	50
Biodesix, Inc. (a)	1,336	11
Biolase, Inc. (a)	21,998	14
BioLife Solutions, Inc. (a)	5,617	238
BioMarin Pharmaceutical, Inc. (a)	21,452	1,657
Biomea Fusion, Inc. (a)	2,132	26
Biomerica, Inc. (a)(b)	1,465	7
BioNano Genomics, Inc. (a)(b)	39,357	216
Bioventus, Inc. Class A (a)	1,195	17
Bioxcel Therapeutics, Inc. (a)	2,560	78
Black Diamond Therapeutics, Inc. (a)(b)	3,423	29
bluebird bio, Inc. (a)	9,428	180
Blueprint Medicines Corp. (a)	7,118	732
Bolt Biotherapeutics, Inc. (a)(b)	3,238	41
Brickell Biotech, Inc. (a)	12,243	9
Bridgebio Pharma, Inc. (a)	11,009	516
Brookdale Senior Living, Inc. (a)	26,108	164
Bruker Corp.	8,835	690
C4 Therapeutics, Inc. (a)	6,760	302
Cabaletta Bio, Inc. (a)	1,949	24
Caladrius Biosciences, Inc. (a)	8,482	10
Calithera Biosciences, Inc. (a)	9,561	21
Calyxt, Inc. (a)	1,566	5

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Candel Therapeutics, Inc. (a)	1,335	$14
Capital Senior Living Corp. (a)	208	7
Capricor Therapeutics, Inc. (a)	3,316	13
Cara Therapeutics, Inc. (a)	5,862	91
Cardiff Oncology, Inc. (a)	5,103	34
Cardiovascular Systems, Inc. (a)	3,680	121
CareCloud, Inc. (a)	1,513	12
CareDx, Inc. (a)	6,316	400
Caribou Biosciences, Inc. (a)(b)	2,893	69
CASI Pharmaceuticals, Inc. (a)	14,469	17
Cassava Sciences, Inc. (a)(b)	5,703	354
Castle Biosciences, Inc. (a)	3,172	211
Castlight Health, Inc. Class B (a)	6,240	10
Catalyst Biosciences, Inc. (a)	4,517	19
Catalyst Pharmaceuticals, Inc. (a)	14,520	77
Celcuity, Inc. (a)	1,521	27
Celldex Therapeutics, Inc. (a)	6,625	358
Cellectar Biosciences, Inc. (a)	8,432	8
CEL-SCI Corp. (a)(b)	6,067	67
Celsion Corp. (a)	12,855	12
Celularity, Inc. (a)	6,852	49
Century Therapeutics, Inc. (a)	2,368	60
Certara, Inc. (a)	11,236	372
Cerus Corp. (a)	19,308	118
Champions Oncology, Inc. (a)	605	6
Change Healthcare, Inc. (a)	43,830	918
Checkmate Pharmaceuticals, Inc. (a)	941	4
Checkpoint Therapeutics, Inc. (a)	5,834	19
Chembio Diagnostics, Inc. (a)(b)	3,950	10
Chemed Corp.	2,173	1,011
Chemocentryx, Inc. (a)	6,292	108
Chimerix, Inc. (a)	10,738	66
Chinook Therapeutics, Inc. (a)	4,302	55
Cidara Therapeutics, Inc. (a)	6,907	15
Clearside Biomedical, Inc. (a)	7,228	43
Clever Leaves Holdings, Inc. (a)	2,730	21
Clovis Oncology, Inc. (a)(b)	16,696	74
CNS Pharmaceuticals, Inc. (a)	2,802	4
Cocrystal Pharma, Inc. (a)	13,451	14
Codex DNA, Inc. (a)(b)	835	9
Codexis, Inc. (a)	7,079	165
Co-Diagnostics, Inc. (a)	4,074	40
Codiak Biosciences, Inc. (a)	1,877	31
Cogent Biosciences, Inc. (a)	4,668	39
Cohbar, Inc. (a)	8,116	8
Coherus Biosciences, Inc. (a)	7,457	120
Collegium Pharmaceutical, Inc. (a)	3,788	75
Community Health Systems, Inc. (a)	17,038	199
Computer Programs and Systems, Inc. (a)	1,891	67
Concert Pharmaceuticals, Inc. (a)	4,489	15
Conformis, Inc. (a)	27,335	36
CONMED Corp.	3,500	458
Convey Holding Parent, Inc. (a)	2,739	23
Corcept Therapeutics, Inc. (a)	15,128	298
Cortexyme, Inc. (a)	1,603	147
CorVel Corp. (a)	991	185
Corvus Pharmaceuticals, Inc. (a)(b)	5,855	28
Covetrus, Inc. (a)	13,418	243
Crinetics Pharmaceuticals, Inc. (a)	4,108	86
Cross Country Healthcare, Inc. (a)	4,220	90
CryoLife, Inc. (a)	4,659	104

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CryoPort, Inc. (a)	6,145	$409
CTI BioPharma Corp. (a)	12,877	38
Cue BioPharma, Inc. (a)	4,443	65
Cullinan Oncology, Inc. (a)(b)	3,397	77
Cumberland Pharmaceuticals, Inc. (a)	1,362	4
Curis, Inc. (a)	12,091	95
Cutera, Inc. (a)	2,154	100
CVRx, Inc. (a)	1,649	27
Cyclacel Pharmaceuticals, Inc. (a)	1,316	7
Cyclerion Therapeutics, Inc. (a)	4,221	13
Cyteir Therapeutics, Inc. (a)	1,487	26
Cytek Biosciences, Inc. (a)	2,159	46
Cytokinetics, Inc. (a)	9,771	349
CytomX Therapeutics, Inc. (a)(c)	9,090	46
CytoSorbents Corp. (a)	5,725	46
CytRx Corp. (a)	5,119	3
Dare Bioscience, Inc. (a)	10,155	17
Day One Biopharmaceuticals, Inc. (a)(b)	2,509	60
Decibel Therapeutics, Inc. (a)(b)	1,682	13
Deciphera Pharmaceuticals, Inc. (a)	6,182	210
Delcath Systems, Inc. (a)	1,049	11
Denali Therapeutics, Inc. (a)	12,407	626
Design Therapeutics, Inc. (a)	2,254	33
Dicerna Pharmaceuticals, Inc. (a)	10,144	205
Diversicare Healthcare Services, Inc. (a)	657	6
Doximity, Inc. Class A (a)(b)	3,613	292
Durect Corp. (a)	28,323	36
Dynavax Technologies Corp. (a)	13,943	268
Dyne Therapeutics, Inc. (a)	4,309	70
Eagle Pharmaceuticals, Inc. (a)	1,356	76
Eargo, Inc. (a)	2,879	19
Edgewise Therapeutics, Inc. (a)	1,996	33
Editas Medicine, Inc. (a)	8,499	349
eFFECTOR Therapeutics, Inc. (a)	2,563	36
Eiger Biopharmaceuticals, Inc. (a)	4,737	32
Ekso Bionics Holdings, Inc. (a)	1,672	8
Elanco Animal Health, Inc. (a)	55,341	1,766
Electrocore, Inc. (a)	8,640	10
Electromed, Inc. (a)	1,024	11
Eledon Pharmaceuticals, Inc. (a)	1,417	9
Elevation Oncology, Inc. (a)	1,150	9
Eliem Therapeutics, Inc. (a)(b)	952	17
Eloxx Pharmaceuticals, Inc. (a)	11,120	18
Emergent BioSolutions, Inc. (a)	7,250	363
Enanta Pharmaceuticals, Inc. (a)	2,396	136
Encompass Health Corp.	13,731	1,030
Endo International PLC (a)	29,770	96
ENDRA Life Sciences, Inc. (a)	5,902	10
Ensysce Biosciences, Inc. (a)	1,675	5
Entasis Therapeutics Holdings, Inc. (a)	2,768	9
Envista Holdings Corp. (a)	17,174	718
Enzo Biochem, Inc. (a)	6,471	23
Enzon Pharmaceuticals, Inc. (a)	9,908	4
Epizyme, Inc. (a)	10,736	55
Equillium, Inc. (a)	2,292	16
Erasca, Inc. (a)	2,910	62
Esperion Therapeutics, Inc. (a)(b)	3,267	39
Establishment Labs Holdings, Inc. (a)	2,066	148
Eton Pharmaceuticals, Inc. (a)	3,396	17
Evelo Biosciences, Inc. (a)(b)	2,884	20
Evofem Biosciences, Inc. (a)(b)	21,884	16

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Evoke Pharma, Inc. (a)	4,623	$6
Evolent Health, Inc. Class A (a)	10,604	329
Evolus, Inc. (a)(b)	5,322	41
Exact Sciences Corp. (a)	21,149	2,018
Exagen, Inc. (a)	1,356	18
Exelixis, Inc. (a)	37,332	789
EyeGate Pharmaceuticals, Inc. (a)	1,704	4
Eyenovia, Inc. (a)	2,725	13
Fate Therapeutics, Inc. (a)	11,422	677
Femasys, Inc. (a)	904	6
Fennec Pharmaceuticals, Inc. (a)	2,927	28
Fibrogen, Inc. (a)	10,281	105
Figs, Inc. Class A (a)(b)	3,862	143
Finch Therapeutics Group, Inc. (a)	3,987	52
First Wave BioPharma, Inc. (a)	1,352	4
Five Star Senior Living, Inc. (a)	1,620	7
Flexion Therapeutics, Inc. (a)	6,563	40
Fluidigm Corp. (a)	9,826	65
Foghorn Therapeutics, Inc. (a)	2,328	32
FONAR Corp. (a)	948	15
Forma Therapeutics Holdings, Inc. (a)(b)	5,403	125
Forte Biosciences, Inc. (a)(b)	1,775	5
Fortress Biotech, Inc. (a)	11,977	39
Frequency Therapeutics, Inc. (a)	4,774	34
F-Star Therapeutics, Inc. (a)	2,970	22
Fulcrum Therapeutics, Inc. (a)	4,305	121
Fulgent Genetics, Inc. (a)(b)	2,835	255
G1 Therapeutics, Inc. (a)(b)	5,019	67
Gain Therapeutics, Inc. (a)	1,319	10
Galectin Therapeutics, Inc. (a)(b)	6,758	26
Galera Therapeutics, Inc. (a)	1,554	13
Generation Bio Co. (a)	4,770	120
Genocea Biosciences, Inc. (a)	6,330	12
Genprex, Inc. (a)	6,702	18
Geron Corp. (a)(b)	44,722	61
Glaukos Corp. (a)	4,261	205
Global Blood Therapeutics, Inc. (a)	6,742	172
Globus Medical, Inc. (a)	9,218	706
GlycoMimetics, Inc. (a)	6,340	14
GoodRx Holdings, Inc. Class A (a)(b)	5,339	219
Gossamer Bio, Inc. (a)	9,461	119
Graphite Bio, Inc. (a)(b)	4,270	70
Graybug Vision, Inc. (a)	1,182	4
Great Elm Group, Inc. (a)	3,352	8
Greenwich Lifesciences, Inc. (a)	779	30
Gritstone bio, Inc. (a)(b)	6,379	69
Guardant Health, Inc. (a)	14,435	1,804
Haemonetics Corp. (a)	6,507	459
Halozyme Therapeutics, Inc. (a)	17,508	712
Hancock Jaffe Laboratories, Inc. (a)	1,194	12
Hanger, Inc. (a)	4,296	94
Harmony Biosciences Holdings, Inc. (a)(b)	2,652	102
Harpoon Therapeutics, Inc. (a)	2,745	22
Harrow Health, Inc. (a)	3,591	33
Harvard Bioscience, Inc. (a)	5,382	38
HCW Biologics, Inc. (a)	1,073	3
Health Catalyst, Inc. (a)	5,797	290
HealthEquity, Inc. (a)	11,258	729
HealthStream, Inc. (a)	3,314	95
Heat Biologics, Inc. (a)(b)	3,696	22
Helius Medical Technologies, Inc. (a)	325	5

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Heron Therapeutics, Inc. (a)	14,369	$154
Heska Corp. (a)	1,375	355
Hill-Rom Holdings, Inc.	9,083	1,363
Histogen, Inc. (a)	5,572	4
Homology Medicines, Inc. (a)	5,310	42
Hookipa Pharma, Inc. (a)	1,435	8
Horizon Therapeutics PLC (a)	31,850	3,488
Hoth Therapeutics, Inc. (a)	2,938	3
HTG Molecular Diagnostics, Inc. (a)	824	5
Humacyte, Inc. (a)	4,172	48
iCAD, Inc. (a)	3,380	36
Icosavax, Inc. (a)	1,699	50
ICU Medical, Inc. (a)	2,196	513
Ideaya Biosciences, Inc. (a)	5,358	137
Idera Pharmaceuticals, Inc. (a)	6,728	7
IGM Biosciences, Inc. (a)	1,059	70
Ikena Oncology, Inc. (a)	3,013	38
Imac Holdings, Inc. (a)	3,176	5
Imago Biosciences, Inc. (a)(b)	1,305	26
IMARA, Inc. (a)	2,127	9
ImmuCell Corp. (a)	919	8
Immuneering Corp. Class A (a)	1,135	30
Immunic, Inc. (a)(b)	3,151	28
ImmunityBio, Inc. (a)	11,735	114
ImmunoGen, Inc. (a)	28,235	160
Immunome, Inc. (a)	1,289	31
Immunovant, Inc. (a)	6,211	54
Impel Neuropharma, Inc. (a)(b)	1,317	16
IN8bio, Inc. (a)	1,435	10
Inari Medical, Inc. (a)	4,569	371
Indaptus Therapeutics, Inc. (a)	415	3
Infinity Pharmaceuticals, Inc. (a)	12,510	43
Infusystem Holdings, Inc. (a)	2,808	37
Inhibikase Therapeutics, Inc. (a)	2,979	6
Inhibrx, Inc. (a)	3,525	117
Inmune Bio, Inc. (a)	2,098	41
Innovage Holding Corp. (a)	2,847	19
Innoviva, Inc. (a)	8,548	143
Inogen, Inc. (a)	2,103	91
Inotiv, Inc. (a)	1,887	55
Inovalon Holdings, Inc. Class A (a)	6,558	264
Inovio Pharmaceuticals, Inc. (a)(b)	29,345	210
Inozyme Pharma, Inc. (a)	711	8
Insmed, Inc. (a)	14,003	386
Inspire Medical Systems, Inc. (a)	3,602	839
Instil Bio, Inc. (a)	7,919	142
Insulet Corp. (a)	6,820	1,939
Integer Holdings Corp. (a)	4,209	376
Integra LifeSciences Holdings Corp. (a)	8,247	565
Intellia Therapeutics, Inc. (a)	8,708	1,168
Intercept Pharmaceuticals, Inc. (a)(b)	3,786	56
Interpace Biosciences, Inc. (a)	475	4
Intersect ENT, Inc. (a)	2,899	79
IntriCon Corp. (a)	1,270	23
Invacare Corp. (a)	3,887	19
Invitae Corp. (a)(b)	27,384	779
Ionis Pharmaceuticals, Inc. (a)	13,339	447
iRadimed Corp. (a)	999	34
iRhythm Technologies, Inc. (a)	3,661	214
IRIDEX Corp. (a)	1,972	15
Ironwood Pharmaceuticals, Inc. (a)	20,036	262

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IsoRay, Inc. (a)	21,219	$13
iSpecimen, Inc. (a)	759	4
iTeos Therapeutics, Inc. (a)	2,588	70
IVERIC bio, Inc. (a)	13,729	223
Jaguar Health, Inc. (a)	4,806	11
Janux Therapeutics, Inc. (a)(b)	1,998	43
Jounce Therapeutics, Inc. (a)	5,226	39
Kala Pharmaceuticals, Inc. (a)(b)	8,480	22
Kaleido Biosciences, Inc. (a)(b)	2,491	14
KalVista Pharmaceuticals, Inc. (a)	2,934	51
Karuna Therapeutics, Inc. (a)	2,394	293
Keros Therapeutics, Inc. (a)	1,961	78
Kewaunee Scientific Corp. (a)	321	4
Kezar Life Sciences, Inc. (a)	4,338	37
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,336	15
Kinnate Biopharma, Inc. (a)	4,128	95
Kiromic BioPharma, Inc. (a)	1,899	6
Kodiak Sciences, Inc. (a)	6,021	578
Krystal Biotech, Inc. (a)	2,166	113
Kura Oncology, Inc. (a)	8,254	155
Kymera Therapeutics, Inc. (a)	6,202	364
Landos BioPharma, Inc. (a)	1,867	27
Lannett Co., Inc. (a)(b)	4,947	15
Lantern Pharma, Inc. (a)	1,158	13
Lantheus Holdings, Inc. (a)	8,620	221
Larimar Therapeutics, Inc. (a)	2,551	29
Leap Therapeutics, Inc. (a)	8,914	36
LeMaitre Vascular, Inc.	2,210	117
LENSAR, Inc. (a)	1,529	12
Lexicon Pharmaceuticals, Inc. (a)	10,403	50
LHC Group, Inc. (a)	4,277	671
LifeStance Health Group, Inc. (a)(b)	16,836	244
Ligand Pharmaceuticals, Inc. (a)	2,227	310
Lineage Cell Therapeutics, Inc. (a)(b)	24,113	61
Liquidia Technologies, Inc. (a)	6,627	18
LogicBio Therapeutics, Inc. (a)	3,966	18
Longboard Pharmaceuticals, Inc. (a)	785	7
Lucira Health, Inc. (a)	2,555	19
Lumos Pharma, Inc. (a)(b)	853	8
Lyell Immunopharma, Inc. (a)(b)	18,314	271
Lyra Therapeutics, Inc. (a)	937	9
MacroGenics, Inc. (a)	7,425	155
Madrigal Pharmaceuticals, Inc. (a)	1,869	149
Magellan Health, Inc. (a)	3,429	324
Magenta Therapeutics, Inc. (a)	6,414	47
MannKind Corp. (a)(b)	34,452	150
Maravai LifeSciences Holdings, Inc. Class A (a)	8,890	436
Marinus Pharmaceuticals, Inc. (a)(b)	4,739	54
Marker Therapeutics, Inc. (a)	9,721	16
Masimo Corp. (a)	6,939	1,879
Matinas BioPharma Holdings, Inc. (a)(b)	30,278	39
MediciNova, Inc. (a)	6,538	25
MEDNAX, Inc. (a)	11,134	317
Medpace Holdings, Inc. (a)	3,978	753
MEI Pharma, Inc. (a)	13,680	38
MeiraGTx Holdings PLC (a)(b)	5,186	68
Meridian Bioscience, Inc. (a)	5,464	105
Merit Medical Systems, Inc. (a)	7,428	533
Merrimack Pharmaceuticals, Inc. (a)	1,892	9
Mersana Therapeutics, Inc. (a)	9,580	90
Metacrine, Inc. (a)	2,189	8

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Microbot Medical, Inc. (a)	982	$7
Minerva Neurosciences, Inc. (a)	6,088	11
Miromatrix Medical, Inc. (a)	2,106	15
Mirum Pharmaceuticals, Inc. (a)	2,473	49
Misonix, Inc. (a)	1,855	47
ModivCare, Inc. (a)	1,702	309
Molecular Templates, Inc. (a)(b)	3,538	24
Moleculin Biotech, Inc. (a)	4,069	12
Molina Healthcare, Inc. (a)	6,746	1,829
Monopar Therapeutics, Inc. (a)	813	4
Monte Rosa Therapeutics, Inc. (a)(b)	3,201	71
Morphic Holding, Inc. (a)	2,954	167
Motus GI Holdings, Inc. (a)	6,296	4
Multiplan Corp. (a)(b)	42,090	237
Mustang Bio, Inc. (a)	7,354	20
MyMD Pharmaceuticals, Inc. (a)	5,046	36
Myomo, Inc. (a)	731	9
Myriad Genetics, Inc. (a)	9,836	318
NanoString Technologies, Inc. (a)	4,917	236
NantHealth, Inc. (a)	4,667	8
Natera, Inc. (a)	13,224	1,473
National HealthCare Corp. (c)	2,037	143
National Research Corp.	1,680	71
Natus Medical, Inc. (a)	4,302	108
Navidea Biopharmaceuticals, Inc. (a)	3,304	6
Nektar Therapeutics (a)	15,164	272
Neogen Corp. (a)	12,575	546
NeoGenomics, Inc. (a)	15,844	764
Neoleukin Therapeutics, Inc. (a)	4,774	35
NeuroBo Pharmaceuticals, Inc. (a)	1,071	4
Neurocrine Biosciences, Inc. (a)	12,210	1,171
NeuroMetrix, Inc. (a)	845	9
Neuronetics, Inc. (a)(b)	3,515	23
NeuroPace, Inc. (a)	657	10
Nevro Corp. (a)	3,819	444
NexImmune, Inc. (a)	2,445	37
NextCure, Inc. (a)	3,149	21
NextGen Healthcare, Inc. (a)	6,156	87
NGM Biopharmaceuticals, Inc. (a)	6,265	132
Nkarta, Inc. (a)	2,962	82
Northwest Biotherapeutics, Inc. (a)	125,625	161
NovaBay Pharmaceuticals, Inc. (a)(b)	5,393	3
Novan, Inc. (a)	2,654	22
Novavax, Inc. (a)	10,504	2,177
Nurix Therapeutics, Inc. (a)	5,466	164
Nuvalent, Inc. Class A (a)(b)	1,476	33
NuVasive, Inc. (a)	6,975	417
Oak Street Health, Inc. (a)(b)	16,620	707
Ocugen, Inc. (a)(b)	28,024	201
Ocular Therapeutix, Inc. (a)	10,799	108
Ocuphire Pharma, Inc. (a)	1,851	10
Odonate Therapeutics, Inc. (a)	3,004	9
Olema Pharmaceuticals, Inc. (a)	2,789	77
Omega Therapeutics, Inc. (a)	1,122	21
Omeros Corp. (a)(b)	8,718	120
Omnicell, Inc. (a)	5,610	833
Oncocyte Corp. (a)	12,913	46
Onconova Therapeutics, Inc. (a)	2,961	11
Oncorus, Inc. (a)	1,855	17
OncoSec Medical, Inc. (a)	2,411	5
Oncotelic Therapeutics, Inc. (a)	52,359	8

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Oncternal Therapeutics, Inc. (a)	6,446	$27
Ontrak, Inc. (a)	1,428	14
OpGen, Inc. (a)	5,741	17
Opiant Pharmaceuticals, Inc. (a)	622	16
OPKO Health, Inc. (a)	72,540	265
Optinose, Inc. (a)	4,238	13
Option Care Health, Inc. (a)	17,807	432
Oragenics, Inc. (a)	15,686	10
Oramed Pharmaceuticals, Inc. (a)(b)	4,634	102
OraSure Technologies, Inc. (a)	7,778	88
Organogenesis Holdings, Inc. (a)	9,452	135
Orgenesis, Inc. (a)	3,497	17
ORIC Pharmaceuticals, Inc. (a)	4,365	91
Ortho Clinical Diagnostics Holdings PLC (a)	11,287	209
Orthofix Medical, Inc. (a)	2,482	95
OrthoPediatrics Corp. (a)	1,565	103
Osmotica Pharmaceuticals PLC (a)	3,397	10
Otonomy, Inc. (a)	8,163	16
Outlook Therapeutics, Inc. (a)	13,802	30
Outset Medical, Inc. (a)	3,543	175
Ovid Therapeutics, Inc. (a)	8,560	29
Owens & Minor, Inc.	9,735	305
Owlet, Inc. (a)	15,221	85
Oyster Point Pharma, Inc. (a)	2,342	28
Pacific Biosciences of California, Inc. (a)	22,387	572
Pacira BioSciences, Inc. (a)	5,202	291
Palatin Technologies, Inc. (a)	32,436	14
Palisade Bio, Inc. (a)	1,259	3
Paratek Pharmaceuticals, Inc. (a)	6,515	32
Passage Bio, Inc. (a)	5,680	57
Patterson Cos., Inc. (c)	8,865	267
PAVmed, Inc. (a)	11,444	98
PDL BioPharma, Inc. (e)(g)	17,605	43
PDS Biotechnology Corp. (a)	3,881	58
Penumbra, Inc. (a)	3,842	1,024
Personalis, Inc. (a)	3,931	76
PetIQ, Inc. (a)	1,013	25
PhaseBio Pharmaceuticals, Inc. (a)	5,405	17
Phathom Pharmaceuticals, Inc. (a)	2,964	95
Phibro Animal Health Corp. Class A	1,945	42
Phreesia, Inc. (a)	5,457	337
Pieris Pharmaceuticals, Inc. (a)(b)	8,406	43
Pliant Therapeutics, Inc. (a)	2,750	46
Plus Therapeutics, Inc. (a)	2,252	4
PLx Pharma, Inc. (a)	3,348	65
PMV Pharmaceuticals, Inc. (a)	5,164	154
Point Biopharma Global, Inc. (a)	10,544	81
PolarityTE, Inc. (a)(b)	11,110	7
Poseida Therapeutics, Inc. (a)(b)	4,583	33
PPD, Inc. (a)	17,917	838
Praxis Precision Medicines, Inc. (a)	4,226	78
Precigen, Inc. (a)(b)	15,498	77
Precipio, Inc. (a)	3,373	10
Precision BioSciences, Inc. (a)	7,150	83
Predictive Oncology, Inc. (a)	9,615	13
Prelude Therapeutics, Inc. (a)(b)	2,332	73
Premier, Inc. Class A	18,233	707
Pressure BioSciences, Inc. (a)	956	2
Prestige Consumer Healthcare, Inc. (a)	6,383	358
Privia Health Group, Inc. (a)	3,966	93
Pro-Dex, Inc. (a)	395	10

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Progenity, Inc. (a)(b)	14,150	$22
Progyny, Inc. (a)	9,387	526
Prometheus Biosciences, Inc. (a)	2,450	58
ProPhase Labs, Inc.	1,910	10
Protagonist Therapeutics, Inc. (a)	5,279	94
Protalix BioTherapeutics, Inc. (a)	5,673	8
Protara Therapeutics, Inc. (a)	1,383	10
Provention Bio, Inc. (a)	8,936	57
Psychemedics Corp. (a)	725	6
PTC Therapeutics, Inc. (a)	8,579	319
Pulmatrix, Inc. (a)	7,931	6
Pulmonx Corp. (a)	4,844	174
Pulse Biosciences, Inc. (a)	2,177	47
Puma Biotechnology, Inc. (a)	5,078	36
Qualigen Therapeutics, Inc. (a)	4,046	5
Quanterix Corp. (a)	4,438	221
Quidel Corp. (a)	3,810	538
R1 RCM, Inc. (a)	21,333	470
RA Medical Systems, Inc. (a)	1,034	3
RadNet, Inc. (a)	6,297	185
Rain Therapeutics, Inc. (a)	1,073	16
Rallybio Corp. (a)	965	17
Rani Therapeutics Holdings, Inc. (a)(b)	1,010	18
Rapid Micro Biosystems, Inc. Class A (a)	1,201	22
RAPT Therapeutics, Inc. (a)	2,876	89
Reata Pharmaceuticals, Inc. Class A (a)	2,783	280
Recro Pharma, Inc. (a)	6,211	13
Recursion Pharmaceuticals, Inc. Class A (a)(b)	3,536	81
REGENXBIO, Inc. (a)	4,794	201
Regulus Therapeutics, Inc. (a)	12,143	8
Relay Therapeutics, Inc. (a)	8,343	263
Relmada Therapeutics, Inc. (a)	2,255	59
Reneo Pharmaceuticals, Inc. (a)	1,392	10
Repligen Corp. (a)	7,011	2,025
Replimune Group, Inc. (a)	4,281	127
ReShape Lifesciences, Inc. (a)	2,211	6
Retractable Technologies, Inc. (a)	2,500	28
Revance Therapeutics, Inc. (a)	9,482	264
REVOLUTION Medicines, Inc. (a)	7,396	203
Rhythm Pharmaceuticals, Inc. (a)	3,768	49
Rigel Pharmaceuticals, Inc. (a)	19,733	72
Rocket Pharmaceuticals, Inc. (a)	9,066	271
Rockwell Medical, Inc. (a)	12,253	7
Royalty Pharma PLC Class A	11,840	428
Rubius Therapeutics, Inc. (a)	3,502	63
RxSight, Inc. (a)	1,117	14
Sage Therapeutics, Inc. (a)	6,441	285
Salarius Pharmaceuticals, Inc. (a)	6,381	7
Sana Biotechnology, Inc. (a)	13,246	298
Sangamo Therapeutics, Inc. (a)	17,005	153
Sarepta Therapeutics, Inc. (a)	10,540	975
Satsuma Pharmaceuticals, Inc. (a)	3,547	17
Savara, Inc. (a)	10,759	15
Scholar Rock Holding Corp. (a)	1,913	63
Schrodinger, Inc. (a)	1,699	93
Scopus Biopharma, Inc. (a)	1,629	7
scPharmaceuticals, Inc. (a)	3,201	21
SCYNEXIS, Inc. (a)(b)	3,065	16
Seagen, Inc. (a)	24,835	4,216
Seaspine Holdings Corp. (a)	3,659	58
Second Sight Medical Products, Inc. (a)	4,434	14

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Seelos Therapeutics, Inc. (a)	14,887	$36
Seer, Inc. (a)	1,383	48
Select Medical Holdings Corp.	11,708	423
Selecta Biosciences, Inc. (a)	12,429	52
Sellas Life Sciences Group, Inc. (a)	2,168	20
Sema4 Holdings Corp. (a)(b)	11,529	88
Senestech, Inc. (a)	1,829	3
Sensei Biotherapeutics, Inc. (a)	2,571	27
Senseonics Holdings, Inc. (a)(b)	47,418	161
Sensus Healthcare, Inc. (a)	1,995	7
Sera Prognostics, Inc. Class A (a)(b)	687	8
Seres Therapeutics, Inc. (a)	7,017	49
Sesen Bio, Inc. (a)	27,930	22
Sharecare, Inc. (a)	42,567	350
Shattuck Labs, Inc. (a)(b)	4,487	91
Shockwave Medical, Inc. (a)	3,904	804
SI-BONE, Inc. (a)	4,692	101
Sientra, Inc. (a)	8,178	47
Sierra Oncology, Inc. (a)	1,019	22
SIGA Technologies, Inc. (a)	6,870	51
Sight Sciences, Inc. (a)	1,561	35
Sigilon Therapeutics, Inc. (a)	2,213	13
Signify Health, Inc. Class A (a)(b)	3,729	67
Silk Road Medical, Inc. (a)	4,371	241
Silverback Therapeutics, Inc. (a)(b)	3,942	39
Simulations Plus, Inc.	1,783	70
Singular Genomics Systems, Inc. (a)	4,831	54
SiNtx Technologies, Inc. (a)	3,633	5
SmileDirectClub, Inc. (a)(b)	8,729	46
Soleno Therapeutics, Inc. (a)	8,136	8
Solid Biosciences, Inc. (a)	12,243	29
Soliton, Inc. (a)	1,847	38
Sonoma Pharmaceuticals, Inc. (a)	389	2
Sotera Health Co. (a)	16,127	422
Spectrum Pharmaceuticals, Inc. (a)	20,673	45
Spero Therapeutics, Inc. (a)	3,955	73
SpringWorks Therapeutics, Inc. (a)	4,643	295
Spruce Biosciences, Inc. (a)(b)	1,438	9
SQZ Biotechnologies Co. (a)	2,188	32
STAAR Surgical Co. (a)	5,546	713
Statera Biopharma, Inc. (a)	2,694	6
Stereotaxis, Inc. (a)	10,171	55
Stoke Therapeutics, Inc. (a)	3,088	79
Strata Skin Sciences, Inc. (a)	3,266	6
Streamline Health Solutions, Inc. (a)	6,873	12
Strongbridge BioPharma PLC (a)	8,140	17
Supernus Pharmaceuticals, Inc. (a)	6,777	181
Surface Oncology, Inc. (a)	4,227	32
Surgalign Holdings, Inc. (a)	17,775	19
Surgery Partners, Inc. (a)	4,578	194
Surmodics, Inc. (a)	1,770	98
Surrozen, Inc. (a)(b)	4,593	33
Sutro Biopharma, Inc. (a)	5,677	107
Syndax Pharmaceuticals, Inc. (a)	6,420	123
Syneos Health, Inc. (a)	14,436	1,263
Synlogic, Inc. (a)	6,973	21
Synthetic Biologics, Inc. (a)	19,608	9
Syros Pharmaceuticals, Inc. (a)	6,411	29
T2 Biosystems, Inc. (a)	23,882	22
Tabula Rasa Healthcare, Inc. (a)	2,891	76
Tactile Systems Technology, Inc. (a)	1,900	84

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Talaris Therapeutics, Inc. (a)	1,304	$18
Talis Biomedical Corp. (a)	1,196	7
Talkspace, Inc. (a)	18,727	68
Tandem Diabetes Care, Inc. (a)	7,659	914
Tango Therapeutics, Inc. (a)	11,022	143
Tarsus Pharmaceuticals, Inc. (a)	1,390	30
Taysha Gene Therapies, Inc. (a)(b)	2,707	50
TCR2 Therapeutics, Inc. (a)	3,781	32
Tela Bio, Inc. (a)	1,564	21
Teladoc Health, Inc. (a)	20,304	2,574
Teligent, Inc. (a)	13,644	5
Tempest Therapeutics, Inc. (a)	906	13
Tenaya Therapeutics, Inc. (a)	1,913	40
Tenet Healthcare Corp. (a)	14,452	960
Terns Pharmaceuticals, Inc. (a)	2,187	23
TFF Pharmaceuticals, Inc. (a)	3,274	25
The Ensign Group, Inc.	7,196	539
The Joint Corp. (a)	1,726	169
The Pennant Group, Inc. (a)	2,809	79
TherapeuticsMD, Inc. (a)(b)	60,140	45
Thermogenesis Holdings, Inc. (a)	1,341	3
Tilray, Inc. Class 2 (a)(b)	48,214	545
Timber Pharmaceuticals, Inc. (a)(b)	4,840	4
Tivity Health, Inc. (a)	5,362	124
Tonix Pharmaceuticals Holding Corp. (a)(b)	53,626	32
Tracon Pharmaceuticals, Inc. (a)	2,858	11
TransCode Therapeutics, Inc. (a)	1,008	3
TransMedics Group, Inc. (a)	2,824	93
Travere Therapeutics, Inc. (a)	7,924	192
Treace Medical Concepts, Inc. (a)	2,930	79
Trevena, Inc. (a)(b)	23,195	29
Tricida, Inc. (a)	6,128	28
TScan Therapeutics, Inc. (a)	992	8
Turning Point Therapeutics, Inc. (a)	6,523	433
Twist Bioscience Corp. (a)	5,472	585
Tyme Technologies, Inc. (a)	17,048	18
U.S. Physical Therapy, Inc.	1,220	135
Ultragenyx Pharmaceutical, Inc. (a)	6,615	597
United Therapeutics Corp. (a)	6,130	1,131
UNITY Biotechnology, Inc. (a)	6,117	18
UroGen Pharma Ltd. (a)(b)	2,281	38
Utah Medical Products, Inc.	367	34
Vaccinex, Inc. (a)	4,343	9
Vallon Pharmaceuticals, Inc. (a)	512	4
Vanda Pharmaceuticals, Inc. (a)	6,510	112
Vapotherm, Inc. (a)	2,927	65
Varex Imaging Corp. (a)	4,316	122
Vaxart, Inc. (a)(b)	17,318	138
Vaxcyte, Inc. (a)	4,932	125
Veeva Systems, Inc. Class A (a)	14,670	4,226
Venus Concept, Inc. (a)	3,981	10
Vera Therapeutics, Inc. (a)	639	11
Veracyte, Inc. (a)	7,546	351
Verastem, Inc. (a)	25,486	78
Vericel Corp. (a)	5,316	259
Verrica Pharmaceuticals, Inc. (a)(b)	1,569	20
Verve Therapeutics, Inc. (a)(b)	3,888	183
Viemed Healthcare, Inc. (a)	5,107	28
Viking Therapeutics, Inc. (a)(b)	10,204	64
Vir Biotechnology, Inc. (a)	10,188	443
Viracta Therapeutics, Inc. (a)	2,179	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Viridian Therapeutics, Inc. (a)	1,866	$31
Virios Therapeutics, Inc. (a)	1,138	6
Virpax Pharmaceuticals, Inc. (a)(b)	1,354	6
Viveve Medical, Inc. (a)	1,510	3
Vivos Therapeutics, Inc. (a)	2,669	11
Vocera Communications, Inc. (a)	3,438	157
Vor BioPharma, Inc. (a)	3,566	56
Voyager Therapeutics, Inc. (a)	4,098	11
vTv Therapeutics, Inc. Class A (a)	1,250	2
Vyant Bio, Inc. (a)	4,044	9
Vyne Therapeutics, Inc. (a)	6,877	10
Werewolf Therapeutics, Inc. (a)	1,117	19
X4 Pharmaceuticals, Inc. (a)	3,393	18
XBiotech, Inc. (b)	2,871	37
Xencor, Inc. (a)	4,550	149
Xeris Pharmaceuticals, Inc. (a)(b)	9,476	23
XOMA Corp. (a)	1,596	40
Xtant Medical Holdings, Inc. (a)	12,876	14
Yield10 Bioscience, Inc. (a)	563	3
Y-mAbs Therapeutics, Inc. (a)	5,230	149
Yumanity Therapeutics, Inc.	1,068	11
Zentalis Pharmaceuticals, Inc. (a)	4,934	329
ZIOPHARM Oncology, Inc. (a)(b)(c)	27,802	51
Zogenix, Inc. (a)	7,128	108
Zomedica Corp. (a)(b)	141,074	74
Zosano Pharma Corp. (a)	17,165	12
Zynerba Pharmaceuticals, Inc. (a)	5,508	23
		141,965
Industrials (12.8%):
AAON, Inc.	4,874	318
AAR Corp. (a)	4,523	147
ABM Industries, Inc.	8,560	385
Acacia Research Corp. (a)	6,623	45
ACCO Brands Corp.	13,192	113
Acme United Corp.	431	14
Acuity Brands, Inc.	4,340	752
ADT, Inc.	23,002	186
Advanced Drainage Systems, Inc.	8,256	893
AECOM (a)	14,479	913
AeroCentury Corp. (a)	184	11
Aerojet Rocketdyne Holdings, Inc.	10,358	451
AeroVironment, Inc. (a)	3,016	260
AGCO Corp.	8,821	1,081
Agrify Corp. (a)(b)	2,314	43
AIkido Pharma, Inc. (a)	12,646	10
Air Industries Group (a)	3,272	4
Air Lease Corp.	15,580	613
Air T, Inc. (a)	235	6
Air Transport Services Group, Inc. (a)	9,016	233
Alamo Group, Inc.	1,271	177
Albany International Corp.	3,304	254
Allegiant Travel Co. (a)	2,025	396
Allied Motion Technologies, Inc.	1,988	62
Allison Transmission Holdings, Inc.	12,373	437
Alta Equipment Group, Inc. (a)	3,059	42
Altra Industrial Motion Corp.	8,553	473
AMERCO, Inc.	1,502	970
Ameresco, Inc. Class A (a)	3,084	180
American Superconductor Corp. (a)	3,655	53
American Woodmark Corp. (a)	1,795	117

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AMREP Corp. (a)	320	$5
Apogee Enterprises, Inc.	2,987	113
Applied Energetics, Inc. (a)	26,640	48
Applied Industrial Technologies, Inc.	4,507	406
Applied UV, Inc. (a)	665	5
Aqua Metals, Inc. (a)(b)	9,585	20
ARC Document Solutions, Inc.	5,586	16
ArcBest Corp.	3,259	266
Arcosa, Inc.	5,809	291
Argan, Inc.	2,200	96
Armstrong Flooring, Inc. (a)	2,896	9
Armstrong World Industries, Inc.	5,142	491
Array Technologies, Inc. (a)	13,526	251
ASGN, Inc. (a)	6,349	718
Astec Industries, Inc.	2,902	156
Astra Space, Inc. (a)(b)	24,683	214
Astronics Corp. (a)(c)	2,969	42
Astrotech Corp. (a)	6,384	7
Atkore, Inc. (a)	6,156	535
Atlas Air Worldwide Holdings, Inc. (a)	3,528	288
Ault Global Holdings, Inc. (a)	8,524	21
Avis Budget Group, Inc. (a)(c)	7,686	895
Axon Enterprise, Inc. (a)	8,375	1,465
AZZ, Inc.	2,821	150
Babcock & Wilcox Enterprises, Inc. (a)	8,754	56
Barnes Group, Inc.	5,539	231
Barrett Business Services, Inc.	965	74
Beacon Roofing Supply, Inc. (a)	7,249	346
Berkshire Grey, Inc. (a)	22,606	159
BioHiTech Global, Inc. (a)	3,878	5
Bloom Energy Corp. Class A (a)	2,602	49
BlueLinx Holdings, Inc. (a)	1,372	67
Bowman Consulting Group Ltd. (a)	1,036	14
Brady Corp. Class A	5,155	261
BrightView Holdings, Inc. (a)	6,470	95
Broadwind, Inc. (a)	2,385	6
Builders FirstSource, Inc. (a)	25,797	1,335
BWX Technologies, Inc.	11,279	607
CAI International, Inc.	2,136	119
Capstone Green Energy Corp. (a)	2,271	11
Carlisle Cos., Inc.	6,257	1,244
Casella Waste Systems, Inc. (a)	5,859	445
CBIZ, Inc. (a)	7,434	240
CECO Environmental Corp. (a)	4,079	29
Charah Solutions, Inc. (a)	2,306	11
ChargePoint Holdings, Inc. (a)(b)	24,595	492
Chart Industries, Inc. (a)	4,695	897
Chicago Rivet & Machine Co.	119	3
CIRCOR International, Inc. (a)	1,945	64
Civeo Corp. (a)	1,676	38
Clean Harbors, Inc. (a)	7,019	729
Colfax Corp. (a)	13,879	637
Columbus McKinnon Corp.	4,005	194
Comfort Systems USA, Inc.	4,684	334
Commercial Vehicle Group, Inc. (a)	4,354	41
Construction Partners, Inc. Class A (a)	1,726	58
Core & Main, Inc. Class A (a)	5,059	133
Cornerstone Building Brands, Inc. (a)	8,509	124
CoStar Group, Inc. (a)(c)	52,725	4,539
Covanta Holding Corp.	15,961	321
Covenant Logistics Group, Inc. Class A (a)	1,739	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CPI Aerostructures, Inc. (a)	1,744	$5
CRA International, Inc.	920	91
Crane Co.	6,484	615
CSW Industrials, Inc.	2,101	268
Curtiss-Wright Corp.	5,643	712
Daseke, Inc. (a)	6,452	59
Deluxe Corp.	5,106	183
DLH Holdings Corp. (a)	1,770	22
DMC Global, Inc. (a)	2,023	75
Document Security Systems, Inc. (a)	8,415	11
Donaldson Co., Inc.	15,636	898
Douglas Dynamics, Inc.	2,517	91
Driven Brands Holdings, Inc. (a)	6,779	196
Ducommun, Inc. (a)	1,682	85
Dun & Bradstreet Holdings, Inc. (a)	23,924	402
DXP Enterprises, Inc. (a)	2,277	67
Dycom Industries, Inc. (a)	3,833	273
Eagle Bulk Shipping, Inc. (a)(b)	1,697	86
Echo Global Logistics, Inc. (a)	3,356	160
EMCOR Group, Inc.	6,532	754
Encore Wire Corp.	2,634	250
Energous Corp. (a)	8,678	18
Energy Focus, Inc. (a)	718	2
Energy Recovery, Inc. (a)	6,431	122
Enerpac Tool Group Corp.	5,871	122
EnerSys	5,741	427
Ennis, Inc. (c)	3,603	68
Enovix Corp. (a)	8,280	156
EnPro Industries, Inc.	2,628	229
ESCO Technologies, Inc.	2,933	226
Espey Manufacturing & Electronics Corp.	256	4
EVI Industries, Inc. (a)	627	17
Evoqua Water Technologies Corp. (a)	16,953	637
Exponent, Inc.	6,716	760
Federal Signal Corp.	7,887	305
First Advantage Corp. (a)	6,421	122
Flowserve Corp.	15,046	522
Fluor Corp. (a)	15,909	254
Forrester Research, Inc. (a)	1,467	72
Forward Air Corp.	3,497	290
Franklin Covey Co. (a)	1,870	76
Franklin Electric Co., Inc.	5,015	400
FreightCar America, Inc. (a)	2,077	9
Frontier Group Holdings, Inc. (a)	5,494	87
FTC Solar, Inc. (a)	5,438	42
FTI Consulting, Inc. (a)	3,651	492
Fuel Tech, Inc. (a)	3,633	6
FuelCell Energy, Inc. (a)(b)	51,690	346
Gates Industrial Corp. PLC (a)	14,885	242
GATX Corp.	3,888	348
GEE Group, Inc. (a)	14,548	7
Gencor Industries, Inc. (a)	1,382	15
Gibraltar Industries, Inc. (a)	3,722	259
Global Industrial Co.	2,605	99
GMS, Inc. (a)	4,976	218
Graco, Inc.	23,424	1,638
GrafTech International Ltd.	30,537	315
Graham Corp.	1,493	19
Granite Construction, Inc.	5,224	207
Great Lakes Dredge & Dock Corp. (a)	9,160	138
Griffon Corp.	6,037	149

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GXO Logistics, Inc. (a)	10,144	$796
H&E Equipment Services, Inc.	4,710	163
Harsco Corp. (a)	10,097	171
Hawaiian Holdings, Inc. (a)	5,378	116
Healthcare Services Group	9,295	232
Heartland Express, Inc.	5,128	82
HEICO Corp.	6,346	837
HEICO Corp. Class A	10,956	1,298
Heidrick & Struggles International, Inc.	2,462	110
Helios Technologies, Inc.	3,741	307
Herc Holdings, Inc. (a)	4,225	691
Heritage-Crystal Clean, Inc. (a)	2,398	69
Herman Miller, Inc.	10,113	381
Hexcel Corp. (a)	10,817	642
Hillenbrand, Inc.	8,546	364
Hillman Solutions Corp. (a)	14,912	178
HNI Corp.	4,739	174
Hub Group, Inc. Class A (a)	3,919	269
Hubbell, Inc.	7,098	1,282
Hudson Global, Inc. (a)	320	5
Hudson Technologies, Inc. (a)	4,475	16
Hurco Cos., Inc.	931	30
Huron Consulting Group, Inc. (a)	2,728	142
Hydrofarm Holdings Group, Inc. (a)(b)	4,349	165
Hyster-Yale Materials Handling, Inc.	1,481	74
Hyzon Motors, Inc. (a)(b)	13,721	95
IAA, Inc. (a)	18,602	1,015
IBEX Ltd. (a)	1,049	18
ICF International, Inc.	2,660	238
Ideal Power, Inc. (a)	785	12
IES Holdings, Inc. (a)	3,130	143
Infrastructure And Energy Alternatives, Inc. Class A (a)	6,252	71
INNOVATE Corp. (a)	6,970	29
Innovative Solutions & Support, Inc.	1,657	12
Insperity, Inc.	4,517	500
Insteel Industries, Inc.	2,266	86
Interface, Inc.	6,201	94
ITT, Inc.	8,782	754
JELD-WEN Holding, Inc. (a)	6,495	163
JetBlue Airways Corp. (a)	37,208	570
Jewett-Cameron Trading Co. Ltd. (a)	226	3
Joby Aviation, Inc. (a)(b)	19,929	200
John Bean Technologies Corp.	3,479	489
Kadant, Inc.	1,635	334
Kaman Corp.	3,508	125
KAR Auction Services, Inc. (a)	15,017	246
Karat Packaging, Inc. (a)	740	16
Kelly Services, Inc. Class A	4,079	77
Kennametal, Inc.	9,533	326
Kforce, Inc.	2,791	166
Kimball International, Inc. Class B	4,886	55
Kirby Corp. (a)	7,034	337
Knight-Swift Transportation Holdings, Inc.	21,908	1,122
Korn Ferry	7,179	519
Kratos Defense & Security Solutions, Inc. (a)	16,176	361
Landstar System, Inc.	4,308	680
Lawson Products, Inc. (a)	1,309	65
LB Foster Co. Class A (a)	1,528	24
Legalzoom.com, Inc. (a)(b)	2,955	78
Lennox International, Inc.	4,685	1,378
Limbach Holdings, Inc. (a)	1,341	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	7,661	$987
Lindsay Corp.	1,408	214
LSI Industries, Inc.	3,459	27
Lydall, Inc. (a)	2,328	145
Lyft, Inc. Class A (a)	5,532	296
Manitex International, Inc. (a)	2,181	16
ManpowerGroup, Inc.	6,671	722
Markforged Holding Corp. (a)	20,563	135
Marten Transport Ltd.	7,709	121
MasTec, Inc. (a)	7,134	616
Mastech Digital, Inc. (a)	361	6
Matson, Inc.	5,086	410
Matthews International Corp. Class A	4,031	140
Maxar Technologies, Inc.	10,114	286
McGrath RentCorp	3,164	228
Mercury Systems, Inc. (a)	7,677	364
Meritor, Inc. (a)	8,312	177
Mesa Air Group, Inc. (a)	4,630	35
Microvast Holdings, Inc. (a)(b)	31,102	256
Miller Industries, Inc.	1,490	51
Mistras Group, Inc. (a)	3,136	32
Momentus, Inc. (a)	6,223	66
Montrose Environmental Group, Inc. (a)	3,735	231
Moog, Inc. Class A	3,459	264
MRC Global, Inc. (a)	10,168	75
MSA Safety, Inc.	4,527	660
MSC Industrial Direct Co., Inc.	4,844	388
Mueller Industries, Inc.	7,288	300
Mueller Water Products, Inc. Class A	19,027	290
MYR Group, Inc. (a)	1,949	194
National Presto Industries, Inc.	655	54
Nikola Corp. (a)(b)	38,829	414
Nl Industries, Inc.	1,245	7
NN, Inc. (a)	5,036	26
Nordson Corp.	7,149	1,702
Northwest Pipe Co. (a)	1,378	33
NOW, Inc. (a)	14,097	108
nVent Electric PLC	23,450	758
Ocean Power Technologies, Inc. (a)	7,869	18
Odyssey Marine Exploration, Inc. (a)	1,329	9
Omega Flex, Inc.	258	37
Orion Energy Systems, Inc. (a)	4,186	16
Orion Group Holdings, Inc. (a)	4,267	23
Oshkosh Corp.	8,855	906
Owens Corning, Inc.	14,078	1,204
PAE, Inc. (a)	8,935	53
PAM Transportation Services, Inc. (a)	550	25
Park Aerospace Corp.	2,630	36
Park-Ohio Holdings Corp.	1,219	31
Parsons Corp. (a)	15,068	509
Patrick Industries, Inc.	3,090	257
Patriot Transportation Holding, Inc.	271	3
Performant Financial Corp. (a)	9,136	36
Perma-Fix Environmental Services (a)	1,519	10
Perma-Pipe International Holdings, Inc. (a)	1,152	9
PGT Innovations, Inc. (a)	6,615	126
Pitney Bowes, Inc.	21,637	156
Plug Power, Inc. (a)	73,227	1,871
Polar Power, Inc. (a)(b)	1,075	6
Powell Industries, Inc.	1,176	29
Preformed Line Products Co.	406	26

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Primoris Services Corp.	7,013	$172
Proto Labs, Inc. (a)	2,750	183
Quad/Graphics, Inc. (a)	4,341	18
Quanex Building Products Corp.	4,233	91
Quest Resource Holding Corp. (a)	1,947	12
R.R. Donnelley & Sons Co. (a)	10,156	52
Raven Industries, Inc. (a)	4,634	267
RBC Bearings, Inc. (a)	3,709	787
RCM Technologies, Inc. (a)	1,361	8
Red Violet, Inc. (a)	1,131	29
Regal Rexnord Corp.	5,128	771
Rekor Systems, Inc. (a)(b)	4,865	56
Resideo Technologies, Inc. (a)	18,384	456
Resources Connection, Inc.	4,194	66
REV Group, Inc.	5,633	97
Rexnord Corp.	17,076	1,098
Rush Enterprises, Inc. Class A	4,466	202
Rush Enterprises, Inc. Class B	903	41
Ryder System, Inc.	7,179	594
Saia, Inc. (a)	3,399	809
Schneider National, Inc. Class B	5,864	133
SG Blocks, Inc. (a)	1,218	4
Shiftpixy, Inc. (a)(b)	2,369	3
Shoals Technologies Group, Inc. Class A (a)	11,497	321
SIFCO Industries, Inc. (a)	459	4
Simpson Manufacturing Co., Inc.	5,279	565
Sino-Global Shipping America Ltd. (a)	2,088	5
SiteOne Landscape Supply, Inc. (a)	4,880	973
SkyWest, Inc. (a)	6,424	317
SP Plus Corp. (a)	3,274	100
Spirit AeroSystems Holdings, Inc. Class A	15,024	664
Spirit Airlines, Inc. (a)	14,310	371
SPX Corp. (a)	5,235	280
SPX Flow, Inc.	4,559	333
Staffing 360 Solutions, Inc. (a)	1,266	2
Standex International Corp.	1,466	145
Steelcase, Inc. Class A	11,106	141
Stericycle, Inc. (a)	11,022	749
Sterling Construction Co., Inc. (a)	4,014	91
Sun Country Airlines Holdings, Inc. (a)	3,345	112
Sunrun, Inc. (a)	25,638	1,128
Sunworks, Inc. (a)	3,247	20
Taylor Devices, Inc. (a)	415	5
Team, Inc. (a)	2,929	9
Tennant Co.	2,157	160
Terex Corp.	9,424	397
Tetra Tech, Inc.	7,300	1,090
Textainer Group Holdings Ltd. (a)	7,073	247
The AZEK Co., Inc. (a)	4,878	178
The Brink's Co.	6,723	426
The Eastern Co.	800	20
The Exone Co. (a)	2,367	55
The Gorman-Rupp Co.	3,449	124
The Greenbrier Cos., Inc.	4,128	177
The LS Starrett Co. Class A (a)	757	9
The Manitowoc Co., Inc. (a)	4,569	98
The Middleby Corp. (a)	7,261	1,238
The Shyft Group, Inc.	4,720	179
The Timken Co.	9,952	651
The Toro Co.	13,812	1,345
Thermon Group Holdings, Inc. (a)	3,701	64

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Titan International, Inc. (a)	8,230	$59
Titan Machinery, Inc. (a)	2,839	74
TPI Composites, Inc. (a)	5,196	175
TransUnion	25,277	2,840
Trex Co., Inc. (a)	15,918	1,623
TriMas Corp. (a)	5,087	165
TriNet Group, Inc. (a)	6,619	626
Trinity Industries, Inc.	11,619	316
Triumph Group, Inc. (a)	6,687	125
TrueBlue, Inc. (a)	4,527	123
TuSimple Holdings, Inc. Class A (a)(b)	5,017	186
Tutor Perini Corp. (a)	6,129	80
Twin Disc, Inc. (a)	1,515	16
U.S. Ecology, Inc. (a)	4,019	130
Uber Technologies, Inc. (a)	262,852	11,777
UFP Industries, Inc.	7,980	542
Ultralife Corp. (a)	2,288	16
UniFirst Corp.	1,701	362
Univar Solutions, Inc. (a)	19,740	470
Universal Logistics Holdings, Inc.	1,131	23
Upwork, Inc. (a)	16,654	750
USA Truck, Inc. (a)	1,162	18
Valmont Industries, Inc.	2,961	696
Vectrus, Inc. (a)	1,408	71
Veritiv Corp. (a)	1,948	174
Viad Corp. (a)	2,614	119
Vicor Corp. (a)	2,486	334
Vidler Water Resources, Inc. (a)	2,422	28
Virco Manufacturing Corp. (a)	1,983	7
VirTra, Inc. (a)	1,618	16
VSE Corp.	1,259	61
Wabash National Corp.	6,302	95
Watsco, Inc.	3,836	1,016
Watts Water Technologies, Inc. Class A	2,829	476
Welbilt, Inc. (a)	20,255	471
Werner Enterprises, Inc.	7,847	347
WESCO International, Inc. (a)	6,272	723
Wheels Up Experience, Inc. (a)(b)	25,786	170
Wilhelmina International, Inc. (a)	589	3
Willdan Group, Inc. (a)	1,550	55
Williams Industrial Services Group, Inc. (a)	3,188	14
Willis Lease Finance Corp. (a)	365	14
WillScot Mobile Mini Holdings Corp. (a)	19,394	615
Woodward, Inc.	7,755	878
Xos, Inc. (a)(b)	3,488	16
XPO Logistics, Inc. (a)	13,755	1,096
Yellow Corp. (a)	7,230	41
		126,979
Information Technology (19.6%):
2U, Inc. (a)	9,178	308
3D Systems Corp. (a)	16,155	445
8x8, Inc. (a)	12,604	295
908 Devices, Inc. (a)	2,406	78
A10 Networks, Inc. (a)	9,448	127
ACI Worldwide, Inc. (a)	14,627	449
ACM Research, Inc. Class A (a)(b)	349	38
ACV Auctions, Inc. Class A (a)	2,553	46
ADDvantage Technologies Group, Inc. (a)	1,314	3
ADTRAN, Inc.	6,192	116
Advanced Energy Industries, Inc.	4,951	434

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Aehr Test Systems (a)(b)	3,626	$49
AEye, Inc. (a)(b)	19,686	108
Affirm Holdings, Inc. (a)	3,574	426
AgileThought, Inc. (a)(b)	3,338	32
Agilysys, Inc. (a)	3,060	160
Airgain, Inc. (a)	1,422	18
Airspan Networks Holdings, Inc. (a)(b)	4,106	27
Akoustis Technologies, Inc. (a)(b)	7,313	71
Alarm.com Holdings, Inc. (a)	5,615	439
Alfi, Inc. (a)	947	6
Alkami Technology, Inc. (a)	4,447	110
Allegro MicroSystems, Inc. (a)	9,103	291
Alliance Data Systems Corp.	6,941	700
Alpha & Omega Semiconductor Ltd. (a)	3,084	97
Altair Engineering, Inc. Class A (a)	2,039	141
Alteryx, Inc. Class A (a)	2,219	162
Ambarella, Inc. (a)	5,116	797
American Software, Inc. Class A	2,811	67
Amkor Technology, Inc.	18,692	466
Amtech Systems, Inc. (a)	1,647	19
Anaplan, Inc. (a)	20,190	1,229
Appfolio, Inc. Class A (a)	1,974	238
Appian Corp. (a)(b)	1,706	158
Applied DNA Sciences, Inc. (a)	989	5
Applied Optoelectronics, Inc. (a)(b)	3,625	26
AppLovin Corp. Class A (a)(b)	3,909	283
Arlo Technologies, Inc. (a)	9,955	64
Arrow Electronics, Inc. (a)	9,804	1,102
Asana, Inc. Class A (a)	4,415	458
Aspen Technology, Inc. (a)	8,251	1,013
AstroNova, Inc. (a)	966	15
Asure Software, Inc. (a)	2,474	22
Atomera, Inc. (a)	3,292	76
Auddia, Inc. (a)	1,336	3
Autoscope Technologies Corp.	597	4
Avalara, Inc. (a)	12,172	2,127
Avaya Holdings Corp. (a)	11,875	235
AvePoint, Inc. (a)(b)	15,143	129
Aviat Networks, Inc. (a)	1,559	51
Avid Technology, Inc. (a)	5,336	154
Avnet, Inc.	13,731	508
Aware, Inc. (a)	1,939	8
Axcelis Technologies, Inc. (a)	3,979	187
AXT, Inc. (a)	5,994	50
Badger Meter, Inc.	3,764	381
Bel Fuse, Inc. Class A	255	4
Bel Fuse, Inc. Class B	1,064	13
Belden, Inc.	5,451	318
Benchmark Electronics, Inc.	4,484	120
Benefitfocus, Inc. (a)	4,288	48
Bentley Systems, Inc. Class B	1,688	102
BigCommerce Holdings, Inc. Class 1 (a)	1,495	76
Bill.com Holdings, Inc. (a)	10,033	2,678
BK Technologies Corp.	2,167	6
Black Knight, Inc. (a)	18,326	1,319
Blackbaud, Inc. (a)	5,133	361
Blackline, Inc. (a)	7,097	838
Blend Labs, Inc. Class A (a)(b)	2,965	40
BM Technologies, Inc. (a)	1,428	13
Booz Allen Hamilton Holding Corp.	15,614	1,239
Bottomline Technologies de, Inc. (a)	5,203	204

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Box, Inc. Class A (a)	21,817	$516
Boxlight Corp. Class A (a)	8,440	19
Bridgeline Digital, Inc. (a)	1,159	5
Brightcove, Inc. (a)	5,082	59
Brooks Automation, Inc.	9,696	992
BSQUARE Corp. (a)(b)	2,928	7
C3.ai, Inc. Class A (a)(b)	2,299	107
CACI International, Inc. Class A (a)	2,867	751
CalAmp Corp. (a)	4,129	41
Calix, Inc. (a)	8,002	396
Cambium Networks Corp. (a)	1,830	66
Casa Systems, Inc. (a)	6,159	42
Cass Information Systems, Inc.	1,739	73
CCC Intelligent Solutions Holdings, Inc. (a)(b)	24,079	253
CDK Global, Inc.	15,587	663
Cemtrex, Inc. (a)	2,900	3
Cerence, Inc. (a)	5,360	515
CEVA, Inc. (a)	2,960	126
ChannelAdvisor Corp. (a)	3,938	99
Ciena Corp. (a)	21,358	1,097
Cirrus Logic, Inc. (a)	6,740	555
Clear Secure, Inc. Class A (a)	1,983	81
Clearfield, Inc. (a)	1,753	77
ClearOne, Inc. (a)(b)	1,043	2
ClearSign Technologies Corp. (a)	3,826	8
Cloudera, Inc. (a)	40,865	653
Cloudflare, Inc. Class A (a)	5,623	633
CMC Materials, Inc.	3,945	486
Coda Octopus Group, Inc. (a)	683	6
Cognex Corp.	24,385	1,957
Coherent, Inc. (a)	3,388	847
Cohu, Inc. (a)	6,269	200
CommScope Holding Co., Inc. (a)	26,036	354
Communications Systems, Inc. (a)(b)	1,080	9
CommVault Systems, Inc. (a)	6,193	466
Computer Task Group, Inc. (a)	2,116	17
Comtech Telecommunications Corp.	3,325	85
Concentrix Corp. (a)	4,623	818
Conduent, Inc. (a)	29,983	198
Confluent, Inc. Class A (a)	3,509	209
Cornerstone OnDemand, Inc. (a)	8,612	493
Corsair Gaming, Inc. (a)(b)	5,910	153
Couchbase, Inc. (a)	1,243	39
Coupa Software, Inc. (a)	9,707	2,128
CPI Card Group, Inc. (a)	709	25
Cree, Inc. (a)	11,300	912
Crowdstrike Holdings, Inc. Class A (a)	3,050	750
CS Disco, Inc. (a)	1,016	49
CSG Systems International, Inc.	4,126	199
CSP, Inc. (a)	480	4
CTS Corp.	3,600	111
CVD Equipment Corp. (a)	904	4
Cyberoptics Corp. (a)	1,021	36
Cyxtera Technologies, Inc. (a)(b)	19,170	177
Daktronics, Inc. (a)	5,215	28
Data I/O Corp. (a)	1,294	8
Datadog, Inc. Class A (a)	3,719	526
Datto Holding Corp. (a)(b)	6,086	145
Dell Technologies, Inc. Class C (a)	30,941	3,220
Diebold Nixdorf, Inc. (a)	10,108	102
Digi International, Inc. (a)	3,634	76

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Digimarc Corp. (a)	1,982	$68
Digital Ally, Inc. (a)(b)	7,496	9
DigitalOcean Holdings, Inc. (a)(b)	5,475	425
Diodes, Inc. (a)	5,869	532
DocuSign, Inc. (a)	27,472	7,072
Dolby Laboratories, Inc. Class A	8,208	722
Domo, Inc. Class B (a)	1,375	116
DoubleVerify Holdings, Inc. (a)(b)	6,867	235
Dropbox, Inc. Class A (a)	5,220	153
DSP Group, Inc. (a)	3,155	69
Duck Creek Technologies, Inc. (a)	9,483	420
Dynatrace, Inc. (a)	29,849	2,118
DZS, Inc. (a)	2,530	31
Eastman Kodak Co. (a)	7,661	52
Ebix, Inc.	3,296	89
EchoStar Corp. Class A (a)	6,748	172
eGain Corp. (a)	3,375	34
eMagin Corp. (a)(b)	10,333	23
EMCORE Corp. (a)	4,814	36
Entegris, Inc.	18,102	2,279
Envestnet, Inc. (a)	7,034	564
EPAM Systems, Inc. (a)	7,646	4,363
ePlus, Inc. (a)	1,702	175
Euronet Worldwide, Inc. (a)	7,370	938
Everbridge, Inc. (a)	5,472	826
EverCommerce, Inc. (a)(b)	4,982	82
Everi Holdings, Inc. (a)	11,622	281
Everspin Technologies, Inc. (a)	2,396	16
Evo Payments, Inc. Class A (a)	2,250	53
Evolv Technologies Holdings, Inc. (a)(b)	17,916	107
Evolving Systems, Inc. (a)	1,307	3
Exela Technologies, Inc. (a)(b)	15,557	30
ExlService Holdings, Inc. (a)	3,982	490
Extreme Networks, Inc. (a)	16,722	165
Fair Isaac Corp. (a)	3,877	1,543
FARO Technologies, Inc. (a)	2,318	153
Fastly, Inc. Class A (a)(b)	1,740	70
Fireeye, Inc. (a)	30,855	549
First Solar, Inc. (a)	13,556	1,294
Five9, Inc. (a)	9,450	1,510
Flywire Corp. (a)(b)	1,571	69
FormFactor, Inc. (a)	10,014	374
Frequency Electronics, Inc. (a)	928	10
Genasys, Inc. (a)	5,042	26
Genpact Ltd.	21,120	1,003
GoDaddy, Inc. Class A (a)	9,385	654
GreenSky, Inc. Class A (a)	6,080	68
GSE Systems, Inc. (a)	2,724	4
GSI Technology, Inc. (a)	2,756	15
Guidewire Software, Inc. (a)	10,977	1,305
Harmonic, Inc. (a)	10,385	91
HubSpot, Inc. (a)	6,136	4,148
I3 Verticals, Inc. Class A (a)	967	23
Ichor Holdings Ltd. (a)	3,617	149
Identiv, Inc. (a)	2,826	53
IEC Electronics Corp. (a)	1,489	23
II-VI, Inc. (a)	14,272	847
Immersion Corp. (a)	4,640	32
Impinj, Inc. (a)	2,734	156
Infinera Corp. (a)	25,031	208
Information Services Group, Inc.	5,671	41

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Innodata, Inc. (a)	3,787	$36
Inpixon (a)(b)	17,423	14
Inseego Corp. (a)(b)	11,763	78
Insight Enterprises, Inc. (a)	3,765	339
Instructure Holdings, Inc. (a)	1,871	42
Intapp, Inc. (a)	2,205	57
Integral Ad Science Holding Corp. (a)	5,542	114
Intellicheck, Inc. (a)(b)	2,501	20
Intelligent Systems Corp. (a)	866	35
InterDigital, Inc.	3,916	266
inTEST Corp. (a)	1,457	17
Intevac, Inc. (a)	2,952	14
Inuvo, Inc. (a)	16,209	11
Issuer Direct Corp. (a)	410	11
Iteris, Inc. (a)	5,963	31
Itron, Inc. (a)	5,022	380
J2 Global, Inc. (a)	6,580	899
Jabil, Inc.	16,187	946
Jamf Holding Corp. (a)	6,941	267
JFrog Ltd. (a)	8,343	279
Kaltura, Inc. (a)	2,278	23
KBR, Inc.	17,739	699
Key Tronic Corp. (a)	1,260	8
Kimball Electronics, Inc. (a)	3,520	91
KnowBe4, Inc. Class A (a)	1,525	33
Knowles Corp. (a)	10,901	204
Kopin Corp. (a)(b)	11,802	61
Kulicke & Soffa Industries, Inc.	7,251	423
KVH Industries, Inc. (a)	2,371	23
Lantronix, Inc. (a)	3,404	20
Lattice Semiconductor Corp. (a)	15,344	992
LightPath Technologies, Inc. Class A (a)	3,388	7
Limelight Networks, Inc. (a)	17,675	42
Littelfuse, Inc.	3,177	868
LivePerson, Inc. (a)	7,849	463
LiveRamp Holdings, Inc. (a)	9,170	433
Lumentum Holdings, Inc. (a)	10,074	842
Luna Innovations, Inc. (a)	4,246	40
MACOM Technology Solutions Holdings, Inc. (a)	7,430	482
Manhattan Associates, Inc. (a)	8,085	1,237
ManTech International Corp. Class A	3,419	260
Marin Software, Inc. (a)(b)	2,228	20
Marqeta, Inc. Class A (a)(b)	7,275	161
Marvell Technology, Inc.	100,063	6,036
Matterport, Inc. (a)(b)	26,494	501
MAXIMUS, Inc.	8,207	683
MaxLinear, Inc. (a)	8,718	429
McAfee Corp. Class A	5,824	129
Medallia, Inc. (a)	17,080	578
MeridianLink, Inc. (a)	1,938	43
Mesa Laboratories, Inc. (b)	587	177
Methode Electronics, Inc.	4,871	205
MicroStrategy, Inc. (a)	1,099	636
MicroVision, Inc. (a)(b)	24,594	272
Mitek Systems, Inc. (a)	6,208	115
MKS Instruments, Inc.	7,071	1,067
Model N, Inc. (a)	3,650	122
Momentive Global, Inc. (a)	15,489	304
MoneyGram International, Inc. (a)	13,040	105
MongoDB, Inc. (a)	281	132
MoSys, Inc. (a)	1,222	6

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Movano, Inc. (a)	3,884	$14
Moving Image Technologies, Inc. (a)	678	2
N-Able, Inc. (a)(b)	7,776	97
Napco Security Technologies, Inc. (a)	2,066	89
National Instruments Corp.	14,163	556
nCino, Inc. (a)	7,588	539
NCR Corp. (a)	18,330	711
NeoPhotonics Corp. (a)	7,359	64
Net Element, Inc. (a)	715	6
NETGEAR, Inc. (a)	3,895	124
Netlist, Inc. (a)	32,005	180
NetScout Systems, Inc. (a)	10,002	270
NetSol Technologies, Inc. (a)	1,578	7
New Relic, Inc. (a)	7,102	510
nLight, Inc. (a)	5,638	159
Novanta, Inc. (a)	4,632	716
Nuance Communications, Inc. (a)	44,346	2,441
Nutanix, Inc. Class A (a)	13,327	502
NVE Corp.	596	38
NXT-ID, Inc. (a)	12,063	5
Okta, Inc. (a)	5,372	1,275
Olo, Inc. Class A (a)(b)	2,881	87
ON Semiconductor Corp. (a)	59,411	2,720
ON24, Inc. (a)	3,639	73
One Stop Systems, Inc. (a)	2,041	10
OneSpan, Inc. (a)	4,645	87
Onto Innovation, Inc. (a)	6,356	459
Optical Cable Corp. (a)	871	3
Orbital Energy Group, Inc. (a)(b)	9,300	29
OSI Systems, Inc. (a)	2,255	214
PagerDuty, Inc. (a)	9,661	400
Palantir Technologies, Inc. Class A (a)	40,667	978
Palo Alto Networks, Inc. (a)(c)	13,429	6,433
PAR Technology Corp. (a)(b)	2,910	179
ParkerVision, Inc. (a)	11,102	13
Paycor HCM, Inc. (a)	2,919	103
Paylocity Holding Corp. (a)	4,752	1,332
Paymentus Holdings, Inc. Class A (a)	1,586	39
Payoneer Global, Inc. (a)(b)	43,645	373
Paysign, Inc. (a)	4,907	13
PC Connection, Inc.	1,140	50
PC-Telephone, Inc.	2,361	15
PDF Solutions, Inc. (a)	3,296	76
Pegasystems, Inc.	5,499	699
Perficient, Inc. (a)	4,249	492
PFSweb, Inc. (a)	2,628	34
Photronics, Inc. (a)	7,810	106
Ping Identity Holding Corp. (a)	8,499	209
Pixelworks, Inc. (a)	7,001	33
Plantronics, Inc. (a)	4,191	108
Plexus Corp. (a)	3,306	296
Power Integrations, Inc.	7,688	761
Powerfleet, Inc. (a)	5,126	34
Procore Technologies, Inc. (a)	3,345	299
Progress Software Corp.	5,580	274
PROS Holdings, Inc. (a)	4,527	161
Pure Storage, Inc. Class A (a)	12,752	321
Q2 Holdings, Inc. (a)	7,200	577
Qualtrics International, Inc. Class A (a)	7,714	330
Qualys, Inc. (a)	3,798	423
Quicklogic Corp. (a)	1,628	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Qumu Corp. (a)	2,488	$6
Rackspace Technology, Inc. (a)	9,412	134
Rambus, Inc. (a)	12,742	283
Rapid7, Inc. (a)	7,783	880
RealNetworks, Inc. (a)	4,584	7
Research Frontiers, Inc. (a)	4,463	11
Resonant, Inc. (a)	8,981	22
RF Industries Ltd. (a)	1,383	11
Ribbon Communications, Inc. (a)	18,440	110
Richardson Electronics Ltd.	1,420	14
Rimini Street, Inc. (a)	5,661	55
RingCentral, Inc. Class A (a)	10,503	2,284
Riot Blockchain, Inc. (a)(b)	10,075	259
Rogers Corp. (a)	2,418	451
Rubicon Technology, Inc. (a)	324	3
Sabre Corp. (a)(b)	44,525	527
Sailpoint Technologies Holdings, Inc. (a)	12,548	538
Sanmina Corp. (a)	7,811	301
ScanSource, Inc. (a)	2,908	101
Science Applications International Corp.	7,945	680
Seachange International, Inc. (a)	5,882	6
SecureWorks Corp. Class A (a)	11,404	227
SEMrush Holdings, Inc. Class A (a)(b)	1,426	33
Semtech Corp. (a)	8,182	638
SentinelOne, Inc. Class A (a)(b)	5,385	288
ServiceSource International, Inc. (a)	9,690	13
Shift4 Payments, Inc. Class A (a)	2,487	193
ShotSpotter, Inc. (a)	1,314	48
SigmaTron International, Inc. (a)	535	5
Silicon Laboratories, Inc. (a)	4,970	697
SiTime Corp. (a)	1,660	339
SkyWater Technology, Inc. (a)	1,641	45
SMART Global Holdings, Inc. (a)	3,313	147
SmartRent, Inc. (a)(b)	10,170	132
Smartsheet, Inc. Class A (a)	2,057	142
Smith Micro Software, Inc. (a)	7,310	35
Snowflake, Inc. Class A (a)	4,438	1,342
Socket Mobile, Inc. (a)	905	6
SolarWinds Corp.	6,874	115
Sonim Technologies, Inc. (a)(b)	1,125	3
Spire Global, Inc. (a)	15,090	189
Splunk, Inc. (a)	22,374	3,238
Sprinklr, Inc. Class A (a)(b)	2,606	46
Sprout Social, Inc. Class A (a)	1,293	158
SPS Commerce, Inc. (a)	4,623	746
Square, Inc. Class A (a)	34,337	8,236
Squarespace, Inc. Class A (a)(b)	17,242	666
SS&C Technologies Holdings, Inc.	33,693	2,338
StarTek, Inc. (a)	1,898	10
Steel Connect, Inc. (a)	6,721	14
Summit Wireless Technologies, Inc. (a)	2,133	6
Sumo Logic, Inc. (a)	14,501	234
SunPower Corp. (a)(b)	12,186	276
Switch, Inc. Class A	727	18
Synaptics, Inc. (a)	4,490	807
Synchronoss Technologies, Inc. (a)	11,103	27
SYNNEX Corp.	10,513	1,095
TaskUS, Inc. Class A (a)(b)	2,044	136
Telos Corp. (a)	5,107	145
Tenable Holdings, Inc. (a)	12,950	598
Teradata Corp. (a)	15,056	863

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TESSCO Technologies, Inc. (a)	1,016	$6
The Glimpse Group, Inc. (a)	633	5
The Hackett Group, Inc.	3,445	68
The Trade Desk, Inc. Class A (a)	43,059	3,027
TransAct Technologies, Inc. (a)	1,459	20
TTEC Holdings, Inc.	2,468	231
TTM Technologies, Inc. (a)	11,157	140
Twilio, Inc. Class A (a)	10,557	3,368
Ubiquiti, Inc.	939	280
UiPath, Inc. Class A (a)(b)	3,809	200
Ultra Clean Holdings, Inc. (a)	5,767	246
Unisys Corp. (a)	7,249	182
Unity Software, Inc. (a)	16,104	2,033
Universal Display Corp.	6,151	1,052
Upland Software, Inc. (a)	3,833	128
Varonis Systems, Inc. (a)	14,915	908
Veeco Instruments, Inc. (a)	5,816	129
Verint Systems, Inc. (a)	8,386	376
Veritone, Inc. (a)(b)	3,649	87
Verra Mobility Corp. (a)	22,412	338
Vertex, Inc. Class A (a)	3,328	64
Viant Technology, Inc. Class A (a)	1,504	18
ViaSat, Inc. (a)	9,350	515
Viavi Solutions, Inc. (a)	29,472	464
VirnetX Holding Corp. (a)	8,869	35
Vishay Intertechnology, Inc.	15,205	305
Vishay Precision Group, Inc. (a)	1,759	61
Vislink Technologies, Inc. (a)	6,381	12
Vizio Holding Corp. Class A (a)(b)	1,943	41
VMware, Inc. Class A (a)(b)	11,305	1,681
Vontier Corp.	21,285	715
Wayside Technology Group, Inc.	490	13
WEX, Inc. (a)	5,512	971
WidePoint Corp. (a)	1,369	7
Wireless Telecom Group, Inc. (a)	3,065	6
Workday, Inc. Class A (a)	14,023	3,504
Workiva, Inc. (a)	3,853	543
Xerox Holdings Corp.	24,898	502
Xperi Holding Corp.	13,516	255
Yext, Inc. (a)	14,203	171
Zendesk, Inc. (a)	16,923	1,970
Zeta Global Holdings Corp. Class A (a)(b)	3,138	18
Zix Corp. (a)	8,025	57
Zoom Video Communications, Inc. Class A (a)	3,536	925
Zscaler, Inc. (a)	12,236	3,209
Zuora, Inc. Class A (a)	2,017	33
		192,153
Materials (3.8%):
Advanced Emissions Solutions, Inc. (a)	2,660	17
AdvanSix, Inc. (a)	3,543	141
Alcoa Corp. (a)	26,067	1,277
Allegheny Technologies, Inc. (a)	14,697	244
Alpha Metallurgical Resources (a)	2,595	129
American Vanguard Corp.	3,382	51
Ampco-Pittsburgh Corp. (a)	2,235	11
AptarGroup, Inc.	7,816	933
Arconic Corp. (a)	14,110	445
Arras Minerals Corp. Com (a)(e)(g)	4,451	1
Ashland Global Holdings, Inc.	8,473	755
Avient Corp.	12,188	565

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Axalta Coating Systems Ltd. (a)	32,452	$947
Balchem Corp.	4,177	606
Berry Global Group, Inc. (a)	17,860	1,087
Boise Cascade Co.	5,015	271
Cabot Corp.	7,658	384
Carpenter Technology Corp.	5,696	186
Century Aluminum Co. (a)	6,625	89
Chase Corp.	1,078	110
Clearwater Paper Corp. (a)	1,778	68
Cleveland-Cliffs, Inc. (a)	53,219	1,054
Coeur Mining, Inc. (a)	35,854	221
Commercial Metals Co.	15,013	457
Compass Minerals International, Inc.	4,596	296
Core Molding Technologies, Inc. (a)	1,198	14
Crown Holdings, Inc.	18,720	1,886
Diversey Holdings Ltd. (a)	9,943	159
Eagle Materials, Inc.	5,341	700
Ecovyst, Inc.	8,422	98
Ferro Corp. (a)	10,669	217
Flotek Industries, Inc. (a)	10,115	13
Forterra, Inc. (a)	4,819	114
Friedman Industries, Inc.	1,036	12
FutureFuel Corp.	3,283	23
Gatos Silver, Inc. (a)	8,073	94
GCP Applied Technologies, Inc. (a)	8,047	176
Glatfelter Corp.	5,677	80
Gold Resource Corp.	10,496	16
Golden Minerals Co. (a)(b)	18,804	8
Graphic Packaging Holding Co.	43,753	833
Greif, Inc. Class A	2,430	157
Greif, Inc. Class B	562	36
H.B. Fuller Co.	6,226	402
Hawkins, Inc.	2,387	83
Haynes International, Inc.	1,238	46
Hecla Mining Co.	74,905	412
Huntsman Corp.	31,624	936
Ingevity Corp. (a)	5,336	381
Innospec, Inc.	2,921	246
Intrepid Potash, Inc. (a)	1,333	41
Kaiser Aluminum Corp.	1,904	207
Koppers Holdings, Inc. (a)	2,722	85
Kraton Corp. (a)	3,858	176
Kronos Bio, Inc. (a)(b)	6,751	142
Kronos Worldwide, Inc.	3,294	41
Livent Corp. (a)	20,838	482
Louisiana-Pacific Corp.	12,999	798
LSB Industries, Inc. (a)	3,955	40
Marrone Bio Innovations, Inc. (a)	23,533	21
Materion Corp.	2,607	179
Mayville Engineering Co., Inc. (a)	1,844	35
Minerals Technologies, Inc.	4,132	289
MP Materials Corp. (a)(b)	22,129	713
Myers Industries, Inc.	4,124	81
Nanophase Technologies Corp. (a)	2,838	8
Neenah, Inc.	1,949	91
NewMarket Corp.	969	328
Northern Technologies International Corp.	1,190	18
O-I Glass, Inc. (a)	16,750	239
Olin Corp.	19,501	941
Olympic Steel, Inc.	1,247	30
Origin Materials, Inc. (a)	16,526	113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pactiv Evergreen, Inc.	6,378	$80
Paramount Gold Nevada Corp. (a)	4,524	4
Quaker Chemical Corp.	1,530	364
Ramaco Resources, Inc. (a)	1,788	22
Rare Element Resources Ltd. (a)	8,214	14
Rayonier Advanced Materials, Inc. (a)	8,127	61
Reliance Steel & Aluminum Co.	8,761	1,248
Royal Gold, Inc.	7,874	752
RPM International, Inc.	15,184	1,178
Ryerson Holding Corp.	2,598	58
Schnitzer Steel Industries, Inc.	3,386	148
Schweitzer-Mauduit International, Inc.	3,587	124
Sensient Technologies Corp.	4,694	428
Silgan Holdings, Inc.	11,759	451
Silver Bull Resources, Inc.	4,451	2
Solitario Zinc Corp. (a)	8,153	5
Sonoco Products Co.	13,274	791
Southern Copper Corp.	12,757	716
Steel Dynamics, Inc.	28,167	1,648
Stepan Co.	2,595	293
Summit Materials, Inc. Class A (a)	14,332	458
SunCoke Energy, Inc.	10,588	66
Synalloy Corp. (a)	1,280	14
The Chemours Co.	19,820	576
The Scotts Miracle-Gro Co.	5,023	735
Timberline Resources Corp. (a)	12,769	2
TimkenSteel Corp. (a)	5,334	70
Trecora Resources (a)	3,294	27
Tredegar Corp.	3,492	43
Trinseo SA	3,787	204
U.S. Antimony Corp. (a)(b)	14,788	13
U.S. Gold Corp. (a)	1,012	10
UFP Technologies, Inc. (a)	905	56
United States Lime & Minerals, Inc.	281	34
United States Steel Corp.	37,277	819
Universal Stainless & Alloy Products, Inc. (a)	1,231	13
Valhi, Inc.	383	9
Valvoline, Inc.	23,318	727
Verso Corp. Class A	3,483	72
Vista Gold Corp. (a)	16,874	12
Warrior Met Coal, Inc.	6,710	156
Westlake Chemical Corp.	5,191	473
Worthington Industries, Inc.	4,566	241
Zymergen, Inc. (a)(b)	7,680	101
		35,903
Real Estate (8.0%):
Acadia Realty Trust	13,265	271
Agree Realty Corp.	7,134	472
Alexander & Baldwin, Inc.	9,138	214
Alexander's, Inc.	369	96
Alpine Income Property Trust, Inc.	1,357	25
Alset Ehome International, Inc. (a)	3,133	7
American Assets Trust, Inc.	9,072	339
American Campus Communities, Inc.	20,866	1,011
American Finance Trust, Inc.	7,946	64
American Homes 4 Rent Class A	42,530	1,621
American Realty Investors, Inc. (a)	219	3
Americold Realty Trust	34,462	1,001
Apartment Income REIT Corp.	23,544	1,149
Apartment Investment and Mgmt Co.	22,449	154

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Apple Hospitality REIT, Inc.	34,250	$539
Armada Hoffler Properties, Inc.	7,686	103
Ashford Hospitality Trust, Inc. (a)	4,198	62
Bluerock Residential Growth REIT, Inc.	3,725	47
Braemar Hotels & Resorts, Inc. (a)(b)	8,484	41
Brandywine Realty Trust	25,635	344
Brixmor Property Group, Inc.	44,545	985
Broadstone Net Lease, Inc.	4,997	124
BRT Apartments Corp.	2,128	41
Camden Property Trust	15,087	2,225
CareTrust REIT, Inc.	12,227	248
CatchMark Timber Trust, Inc. Class A	6,455	77
Cedar Realty Trust, Inc.	2,055	45
Centerspace	2,107	199
Chatham Lodging Trust (a)	7,315	90
CIM Commercial Trust Corp.	2,350	21
Clipper Realty, Inc.	2,170	18
Columbia Property Trust, Inc.	17,235	328
Community Healthcare Trust, Inc.	3,151	142
Compass, Inc. Class A (a)(b)	3,748	50
Condor Hospitality Trust, Inc. (a)	729	5
CoreCivic, Inc. (a)	12,991	116
CorEnergy Infrastructure Trust, Inc. (b)	2,070	9
Corepoint Lodging, Inc. (a)	7,542	117
CoreSite Realty Corp.	6,632	919
Corporate Office Properties Trust	16,850	455
Cousins Properties, Inc.	22,303	832
CTO Realty Growth, Inc.	840	45
CubeSmart	28,449	1,378
CyrusOne, Inc.	18,602	1,440
DiamondRock Hospitality Co. (a)	31,592	299
DigitalBridge Group, Inc. (a)(b)	68,723	414
Diversified Healthcare Trust	35,755	121
Doma Holdings, Inc. (a)	32,440	240
Douglas Emmett, Inc.	26,321	832
Easterly Government Properties, Inc.	13,537	280
EastGroup Properties, Inc.	6,063	1,010
Empire State Realty Trust, Inc.	16,126	162
EPR Properties	9,201	454
Equity Commonwealth (a)	18,291	475
Equity LifeStyle Properties, Inc.	27,564	2,153
Essential Properties Realty Trust, Inc.	17,738	495
eXp World Holdings, Inc.	11,421	454
Farmland Partners, Inc.	3,890	47
Fathom Holdings, Inc. (a)	823	22
First Industrial Realty Trust, Inc.	19,369	1,009
Forestar Group, Inc. (a)	2,675	50
Four Corners Property Trust, Inc.	8,916	239
Franklin Street Properties Corp.	15,304	71
FRP Holdings, Inc. Class A (a)	848	47
Gaming and Leisure Properties, Inc.	29,873	1,384
Getty Realty Corp.	5,368	157
Gladstone Commercial Corp.	5,127	108
Gladstone Land Corp.	4,089	93
Global Medical REIT, Inc.	8,475	125
Global Net Lease, Inc.	15,044	241
Healthcare Realty Trust, Inc.	21,829	650
Healthcare Trust of America, Inc. Class A	32,827	974
Hersha Hospitality Trust (a)	5,883	55
Highwoods Properties, Inc.	15,632	686
Hudson Pacific Properties, Inc.	21,042	553

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc.	13,560	$276
Indus Realty Trust, Inc.	800	56
Industrial Logistics Properties Trust	9,798	249
Innovative Industrial Properties, Inc.	3,591	830
Invitation Homes, Inc.	86,469	3,315
iStar, Inc. (b)	7,958	200
JBG SMITH Properties	18,010	533
Jones Lang LaSalle, Inc. (a)	6,618	1,642
Kennedy-Wilson Holdings, Inc.	19,214	402
Kilroy Realty Corp.	16,070	1,064
Kite Realty Group Trust	12,682	258
Lamar Advertising Co. Class A	8,955	1,016
Lexington Realty Trust	28,322	361
Life Storage, Inc.	11,748	1,348
LTC Properties, Inc.	4,962	157
Mack-Cali Realty Corp.	12,687	217
Marcus & Millichap, Inc. (a)	3,741	152
Maui Land & Pineapple Co., Inc. (a)	1,110	11
Medalist Diversified REIT, Inc.	2,270	3
Medical Properties Trust, Inc.	79,404	1,594
Monmouth Real Estate Investment Corp.	14,745	275
National Health Investors, Inc.	6,878	368
National Retail Properties, Inc.	23,969	1,035
National Storage Affiliates Trust	13,298	702
NETSTREIT Corp.	5,574	132
New York City REIT, Inc. Class A	472	4
Newmark Group, Inc. Class A	22,615	324
NexPoint Residential Trust, Inc.	3,471	215
Office Properties Income Trust	7,250	184
Omega Healthcare Investors, Inc.	35,831	1,073
One Liberty Properties, Inc.	2,658	81
Opendoor Technologies, Inc. (a)	62,578	1,285
Outfront Media, Inc.	20,311	512
Paramount Group, Inc.	25,947	233
Park Hotels & Resorts, Inc. (a)	29,443	564
Pebblebrook Hotel Trust	19,707	442
Pennsylvania Real Estate Invesment Trust (a)	10,106	20
Phillips Edison & Co., Inc.	2,550	78
Physicians Realty Trust	28,697	506
Piedmont Office Realty Trust, Inc. Class A	18,620	325
Plymouth Industrial REIT, Inc.	3,970	90
Postal Realty Trust, Inc. Class A	1,681	31
PotlatchDeltic Corp.	8,951	462
Power REIT (a)	320	16
Preferred Apartment Communities, Inc. Class A	7,392	90
Presidio Property Trust, Inc. Class A	1,451	5
PS Business Parks, Inc.	3,059	479
Rafael Holdings, Inc. Class B (a)	1,621	50
Rayonier, Inc.	13,992	499
RE/MAX Holdings, Inc.	1,956	61
Redfin Corp. (a)	15,737	788
Retail Opportunity Investments Corp.	18,214	317
Retail Properties of America, Inc.	32,219	415
Retail Value, Inc.	2,598	68
Rexford Industrial Realty, Inc.	19,421	1,102
RLJ Lodging Trust	24,992	371
RPT Realty	12,177	155
Ryman Hospitality Properties, Inc. (a)	8,260	691
Sabra Health Care REIT, Inc.	33,123	488
Safehold, Inc.	2,081	150
Saul Centers, Inc.	1,984	87

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Seritage Growth Properties Class A (a)	3,274	$49
Service Properties Trust	24,728	277
SITE Centers Corp.	28,489	440
SL Green Realty Corp.	10,074	714
Sotherly Hotels, Inc. (a)	2,308	6
Spirit Realty Capital, Inc.	16,257	748
STAG Industrial, Inc.	24,305	954
STORE Capital Corp.	31,380	1,005
Summit Hotel Properties, Inc. (a)	15,966	154
Sun Communities, Inc.	17,387	3,219
Sunstone Hotel Investors, Inc. (a)	32,855	392
Tanger Factory Outlet Centers, Inc.	15,593	254
Tejon Ranch Co. (a)	3,716	66
Terreno Realty Corp.	10,050	635
The GEO Group, Inc. (b)	18,383	137
The Howard Hughes Corp. (a)	7,773	683
The InterGroup Corp. (a)	124	6
The Macerich Co. (b)	31,951	534
The RMR Group, Inc. Class A	1,085	36
The St. Joe Co.	3,092	130
UMH Properties, Inc.	6,689	153
Uniti Group, Inc.	30,109	372
Universal Health Realty Income Trust	1,944	107
Urban Edge Properties	17,571	322
Urstadt Biddle Properties, Inc.	337	6
Urstadt Biddle Properties, Inc. Class A	4,425	84
VEREIT, Inc.	32,652	1,477
VICI Properties, Inc.	102,437	2,911
Washington Prime Group, Inc. (a)	3,670	3
Washington Real Estate Investment Trust	12,691	314
Wheeler Real Estate Investment Trust, Inc. (a)	817	2
Whitestone REIT	5,974	58
WP Carey, Inc.	27,640	2,019
Xenia Hotels & Resorts, Inc. (a)	14,391	255
		78,351
Utilities (1.9%):
ALLETE, Inc.	6,900	411
American States Water Co.	4,707	403
Artesian Resources Corp. Class A	1,270	48
Avangrid, Inc. (b)	10,455	508
Avista Corp.	8,047	315
Black Hills Corp.	8,380	526
Cadiz, Inc. (a)	4,089	29
California Water Service Group	6,571	387
Chesapeake Utilities Corp.	1,899	228
Clearway Energy, Inc. Class A	5,191	146
Clearway Energy, Inc. Class C	12,292	372
Essential Utilities, Inc.	30,965	1,427
Genie Energy Ltd. Class B	3,343	22
Global Water Resources, Inc.	1,664	31
Hawaiian Electric Industries, Inc.	14,921	609
IDACORP, Inc.	6,290	650
MDU Resources Group, Inc.	27,935	829
MGE Energy, Inc.	5,045	371
Middlesex Water Co.	2,179	224
National Fuel Gas Co.	11,763	618
New Jersey Resources Corp.	12,585	438
Northwest Natural Holding Co.	3,912	180
NorthWestern Corp.	6,730	386
OGE Energy Corp.	27,022	891

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ONE Gas, Inc.	6,581	$417
Ormat Technologies, Inc. (b)	6,216	414
Otter Tail Corp. (c)	5,297	296
PG&E Corp. (a)	205,465	1,973
PNM Resources, Inc.	11,459	567
Portland General Electric Co. (c)	12,472	586
Pure Cycle Corp. (a)	3,372	45
RGC Resources, Inc.	1,104	25
SJW Group	2,817	186
South Jersey Industries, Inc. (b)	14,337	305
Southwest Gas Holdings, Inc.	7,092	474
Spire, Inc.	6,901	422
Sunnova Energy International, Inc. (a)	10,751	354
The York Water Co.	1,827	80
UGI Corp.	28,541	1,217
Unitil Corp. (c)	2,021	86
Via Renewables, Inc. (b)	1,175	12
Vistra Corp.	68,756	1,176
		18,684
Total Common Stocks (Cost $510,085)		971,643

Preferred Stocks (0.0%)(h)
Energy (0.0%):
Meta Materials, Inc., Non-cumulative, Series A, 12/28/21 (a)(b)(e)(g)	20,872	23

Total Preferred Stocks (Cost $5)		23

Rights (0.0%)(h)
Consumer Discretionary (0.0%):
Zagg, Inc. (a)(e)(g)	4,570	—	(d)
Financials (0.0%):
Sirius International (a)(e)(g)	762	5
Health Care (0.0%):
Achillion Pharmaceuticals (a)(e)(g)	22,837	5
Alder Biopharmaceuticals, Inc. (a)(e)(g)	13,300	12
Capital Senior Living Corp. (a)(e)(g)	263	1
Chinook Therapeutics (a)(e)(g)	1,625	—
Elanco Animal Health, Inc. (a)(e)(g)	8,052	—
F-Star Therapeutics (a)(e)(g)	1,298	—
Miragen Therapeutics, Inc. (a)(e)(g)	7,890	—
Ocuphire Pharma (a)(e)(g)	168	—	(d)
Oncternal Therapeutics, Inc. (a)(e)(g)	254	—
Palisade Bio, Inc. (a)(e)(g)	2,758	1
Pfenex, Inc. (a)(e)(g)	3,380	2
Prevail Therapeutics, Inc. (a)(e)(g)	4,938	2
Progenics Pharmaceuticals, Inc. (a)(e)(g)	10,103	2
Qualigen Therapeutics, Inc. (a)(e)(g)	7,487	—
Restorbio, Inc. (a)(e)(g)	547	—
Seelos Therapeutics, Inc. (a)(e)(g)	41	—
Tetraphase Pharmaceutical (a)(e)(g)	1,178	—	(d)
Unum Therapeutics, Inc. (a)(e)(g)	2,673	—
Yumanity Therapeutics, Inc. (a)(e)(g)	7,051	1
		26
Total Rights (Cost $7)		31

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Warrants (0.0%)(h)
Energy (0.0%):
FTS International, Inc. Class A (e)(g)	174	$—
FTS International, Inc. Class A (e)(g)	69	—
		—
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (e)(g)	7,552	—

Total Warrants (Cost $–)		—

Corporate Bonds (0.0%)(h)
Financials (0.0%):
GAMCO Investors, Inc., 4.00%, 6/15/23, Callable 11/8/21 @ 100	3	3

Total Corporate Bonds (Cost $3)		3

Mutual Funds (0.0%)(h)
180 Degree Capital Corp. (a)	1,386	10
OFS Credit Co., Inc.	780	11
Total Mutual Funds (Cost $19)		21

Collateral for Securities Loaned^ (5.3%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (i)	15,741,567	15,742
HSBC U.S. Government Money Market Fund I Shares, 0.03% (i)	36,297,342	36,297
Total Collateral for Securities Loaned (Cost $52,039)		52,039
Total Investments (Cost $562,158) — 104.4%		1,023,760
Liabilities in excess of other assets — (4.4)%		(43,253)
NET ASSETS - 100.00%		$980,507

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rounds to less than $1 thousand.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(f)	Affiliated security.
(g)	Security was fair valued based using significant unobservable inputs as of September 30, 2021.
(h)	Amount represents less than 0.05% of net assets.
(i)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	74	12/17/21	$8,189,357	$8,142,960	$(46,397)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(46,397)
	Total net unrealized appreciation (depreciation)				$(46,397)

Affiliated Holdings

Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
USAA Extended Market Index Fund	12/31/2020	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2021	Income
Victory Capital Holdings Inc.	$50	$2	$(8)	$2	$-	$18	$64	$1

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Australia (2.7%):
Consumer Staples (1.1%):
Coles Group Ltd.	221,664	$2,692
Wesfarmers Ltd.	85,186	3,388
		6,080
Financials (0.4%):
Medibank Pvt Ltd.	724,857	1,850

Health Care (0.3%):
CSL Ltd.	8,786	1,835

Materials (0.9%):
BHP Group Ltd.	94,006	2,510
Fortescue Metals Group Ltd.	58,220	620
Rio Tinto Ltd.	27,854	1,983
		5,113
		14,878
Belgium (0.0%):(a)
Financials (0.0%):
KBC Group NV	2,231	201

Brazil (0.6%):
Consumer Staples (0.2%):
Ambev SA	341,100	959

Financials (0.0%):(a)
Itau Unibanco Holding SA, Preference Shares Preference Shares	35,445	188

Materials (0.4%):
Vale SA	145,997	2,044
		3,191
Canada (3.2%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	20,992	911
Lululemon Athletica, Inc. (b)	4,120	1,667
Magna International, Inc.	3,021	228
		2,806
Consumer Staples (0.0%):(a)
Alimentation Couche-Tard, Inc. Class B	5,877	225

Financials (1.8%):
Manulife Financial Corp.	126,449	2,434
Power Corp. of Canada	41,972	1,384
Royal Bank of Canada	5,461	543
Sun Life Financial, Inc.	6,274	323
The Bank of Nova Scotia	9,534	587
The Toronto-Dominion Bank	76,164	5,043
		10,314
Industrials (0.2%):
Canadian National Railway Co.	7,544	874

Information Technology (0.7%):
CGI, Inc. (b)	17,028	1,447
Constellation Software, Inc.	1,458	2,389
		3,836
		18,055

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
China (3.3%):
Communication Services (0.9%):
NetEase, Inc., ADR	16,769	$1,432
Tencent Holdings Ltd.	58,500	3,493
		4,925
Consumer Discretionary (1.2%):
Alibaba Group Holding Ltd. (b)	122,000	2,259
ANTA Sports Products Ltd.	82,428	1,557
Li Ning Co. Ltd.	10,000	115
Shenzhou International Group Holdings Ltd.	58,200	1,235
Yum China Holdings, Inc.	29,777	1,730
		6,896
Consumer Staples (0.1%):
Dali Foods Group Co. Ltd. (c)	907,000	546

Financials (0.9%):
China Construction Bank Corp. Class H	468,000	334
China Life Insurance Co. Ltd. Class H	538,000	880
China Merchants Bank Co. Ltd. Class H	42,261	336
China Pacific Insurance Group Co. Ltd. Class H	193,800	575
Industrial & Commercial Bank of China Ltd. Class H	438,000	243
Ping An Insurance Group Co. of China Ltd.	362,881	2,482
		4,850
Utilities (0.2%):
ENN Energy Holdings Ltd.	61,101	1,008
		18,225
Denmark (1.5%):
Consumer Staples (0.3%):
Carlsberg A/S Class B	8,812	1,438

Health Care (1.0%):
Coloplast A/S Class B	8,802	1,376
Novo Nordisk A/S Class B	46,769	4,509
		5,885
Materials (0.2%):
Novozymes A/S B Shares	14,542	997
		8,320
Finland (0.6%):
Energy (0.3%):
Neste Oyj	27,536	1,553

Industrials (0.3%):
Kone Oyj Class B	25,124	1,765

Materials (0.0%):(a)
UPM-Kymmene Oyj	4,792	169
		3,487
France (3.0%):
Consumer Discretionary (1.3%):
Hermes International	2,250	3,104
LVMH Moet Hennessy Louis Vuitton SE	5,866	4,201
		7,305
Consumer Staples (0.6%):
L'Oreal SA	7,793	3,224

Energy (0.3%):
TotalEnergies SE	29,198	1,396

Financials (0.0%):(a)
Credit Agricole SA	11,568	159

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
Cie de Saint-Gobain	6,002	$404
Schneider Electric SE	13,412	2,233
		2,637
Information Technology (0.3%):
Capgemini SE	8,749	1,814

Utilities (0.0%):(a)
Veolia Environnement SA	6,456	197
		16,732
Germany (0.6%):
Financials (0.3%):
Allianz SE Registered Shares	6,697	1,500

Industrials (0.1%):
Brenntag SE	1,507	140
Knorr-Bremse AG	4,927	527
		667
Materials (0.2%):
Covestro AG (c)	13,628	929

Utilities (0.0%):(a)
RWE AG	5,874	207
		3,303
Hong Kong (0.6%):
Consumer Discretionary (0.0%):(a)
Techtronic Industries Co. Ltd.	6,824	135

Financials (0.4%):
Hong Kong Exchanges and Clearing Ltd.	36,800	2,262

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	658,000	785
		3,182
India (1.0%):
Financials (0.7%):
ICICI Bank Ltd.	225,639	2,120
SBI Life Insurance Co. Ltd. (c)	114,948	1,881
		4,001
Information Technology (0.3%):
HCL Technologies Ltd.	11,231	193
Infosys Ltd.	44,515	998
Wipro Ltd.	27,411	233
		1,424
		5,425
Indonesia (0.5%):
Communication Services (0.1%):
PT Telkom Indonesia Persero Tbk	3,511,600	899

Financials (0.4%):
PT Bank Central Asia Tbk	791,200	1,928
PT Bank Rakyat Indonesia Persero Tbk	494,998	132
		2,060
		2,959
Ireland (0.7%):
Industrials (0.2%):
Eaton Corp. PLC	4,841	723

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	2,005	$346
		1,069
Information Technology (0.5%):
Accenture PLC Class A	8,637	2,763
Seagate Technology Holdings PLC	2,211	183
		2,946
		4,015
Israel (0.4%):
Information Technology (0.4%):
Check Point Software Technologies Ltd. (b)	19,356	2,188

Italy (0.4%):
Financials (0.3%):
Assicurazioni Generali SpA	80,739	1,710

Utilities (0.1%):
Enel SpA	57,064	438
		2,148
Japan (5.7%):
Communication Services (1.7%):
KDDI Corp.	96,300	3,171
Nintendo Co. Ltd.	1,500	717
Nippon Telegraph & Telephone Corp.	104,600	2,899
Softbank Corp.	210,400	2,854
		9,641
Consumer Discretionary (0.9%):
Bridgestone Corp.	33,700	1,595
Fast Retailing Co. Ltd.	2,300	1,696
Sony Group Corp.	10,800	1,199
Suzuki Motor Corp.	2,840	127
Yamaha Motor Co. Ltd.	13,600	379
		4,996
Consumer Staples (0.8%):
Ajinomoto Co., Inc.	34,500	1,020
Japan Tobacco, Inc.	88,400	1,732
Kao Corp.	28,300	1,684
		4,436
Financials (0.5%):
MS&AD Insurance Group Holdings, Inc.	4,000	134
Tokio Marine Holdings, Inc.	44,900	2,407
		2,541
Health Care (0.7%):
Astellas Pharma, Inc.	127,627	2,101
Hoya Corp.	13,500	2,107
		4,208
Industrials (0.7%):
Daikin Industries Ltd.	600	131
ITOCHU Corp.	14,122	411
Recruit Holdings Co. Ltd.	54,600	3,338
		3,880
Information Technology (0.4%):
FUJIFILM Holdings Corp.	2,500	216
Hitachi Ltd.	32,773	1,939
Tokyo Electron Ltd.	500	221
		2,376
		32,078

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Korea, Republic Of (1.2%):
Financials (0.0%):(a)
Shinhan Financial Group Co. Ltd.	4,488	$151

Information Technology (1.2%):
Samsung Electronics Co. Ltd.	95,185	5,906
SK Hynix, Inc.	4,585	393
		6,299
		6,450
Malaysia (0.2%):
Financials (0.2%):
Public Bank Bhd	1,094,900	1,063

Mexico (1.0%):
Communication Services (0.5%):
America Movil SAB de CV Class L	3,125,559	2,765

Consumer Staples (0.5%):
Wal-Mart de Mexico SAB de CV	805,903	2,739

Financials (0.0%):(a)
Grupo Financiero Banorte SAB de CV Class O	19,721	127
		5,631
Netherlands (1.7%):
Communication Services (0.1%):
Koninklijke KPN NV	266,768	839

Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	89,397	2,976

Industrials (0.5%):
Randstad NV	8,735	588
Wolters Kluwer NV	20,252	2,147
		2,735
Information Technology (0.5%):
ASML Holding NV	3,319	2,479
NXP Semiconductors NV	1,786	350
		2,829
Materials (0.1%):
LyondellBasell Industries NV Class A	3,312	311
		9,690
Norway (0.0%):(a)
Communication Services (0.0%):
Telenor ASA	6,415	108

Russian Federation (1.8%):
Energy (0.7%):
LUKOIL PJSC	35,106	3,325
Tatneft PJSC	97,068	702
		4,027
Financials (0.8%):
Sberbank of Russia PJSC	949,332	4,440

Materials (0.3%):
MMC Norilsk Nickel PJSC	5,289	1,579
		10,046

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd.	22,222	$492

Spain (1.2%):
Communication Services (0.4%):
Telefonica SA	440,245	2,066

Consumer Discretionary (0.5%):
Industria de Diseno Textil SA	78,971	2,905

Financials (0.3%):
Banco Bilbao Vizcaya Argentaria SA	233,972	1,544
		6,515
Sweden (0.4%):

Consumer Discretionary (0.2%):
Hennes & Mauritz AB Class B (b)	53,798	1,089

Industrials (0.2%):
Atlas Copco AB Class A	7,967	482
Sandvik AB	12,962	296
Volvo AB Class B	17,649	394
		1,172
		2,261
Switzerland (4.2%):
Communication Services (0.0%):(a)
Swisscom AG Registered Shares	272	157

Consumer Staples (1.1%):
Nestle SA Registered Shares	49,740	5,994

Financials (0.3%):
Partners Group Holding AG	1,223	1,909

Health Care (1.8%):
Novartis AG Registered Shares	59,397	4,871
Roche Holding AG	10,847	3,960
Straumann Holding AG Class R	757	1,358
		10,189
Industrials (0.6%):
Geberit AG Registered Shares	2,803	2,058
SGS SA Registered Shares	441	1,284
		3,342
Information Technology (0.1%):
TE Connectivity Ltd.	3,893	534

Materials (0.3%):
Sika AG Registered Shares	4,466	1,412
		23,537
Taiwan (2.4%):
Communication Services (0.2%):
Chunghwa Telecom Co. Ltd.	283,000	1,121

Consumer Staples (0.2%):
Uni-President Enterprises Corp.	414,730	1,014

Financials (0.2%):
CTBC Financial Holding Co. Ltd.	1,455,000	1,191

Industrials (0.0%):(a)
Evergreen Marine Corp. Ltd.	39,000	173

Information Technology (1.8%):
Delta Electronics, Inc.	143,000	1,282

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Largan Precision Co. Ltd.	7,000	$545
Novatek Microelectronics Corp.	40,000	581
Realtek Semiconductor Corp.	32,000	564
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,360	6,404
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	662
		10,038
		13,537
United Kingdom (3.3%):
Communication Services (0.0%):(a)
WPP PLC	12,876	173

Consumer Discretionary (0.4%):
Aptiv PLC (b)	910	136
Next PLC	9,760	1,073
Persimmon PLC	3,091	111
Stellantis NV	56,568	1,076
		2,396
Consumer Staples (0.9%):
Diageo PLC	20,113	974
Imperial Brands PLC	80,834	1,690
Unilever PLC	43,057	2,331
		4,995
Energy (0.1%):
Royal Dutch Shell PLC Class A	19,841	441

Financials (0.3%):
Aon PLC Class A	6,664	1,904

Health Care (0.1%):
GlaxoSmithKline PLC	15,789	298

Industrials (1.2%):
Ferguson PLC	19,304	2,680
Intertek Group PLC	11,935	798
RELX PLC	113,964	3,280
		6,758
Materials (0.3%):
Rio Tinto PLC	24,661	1,616
		18,581
United States (57.2%):
Communication Services (5.4%):
Alphabet, Inc. Class C (b)	5,052	13,465
Comcast Corp. Class A	16,555	926
Facebook, Inc. Class A (b)	19,557	6,637
Fox Corp. Class A	7,675	308
Lumen Technologies, Inc.	18,628	231
Match Group, Inc. (b)	17,789	2,793
Omnicom Group, Inc.	21,414	1,552
Sirius XM Holdings, Inc. (d)	478,014	2,916
The Interpublic Group of Cos., Inc.	30,351	1,113
Verizon Communications, Inc.	5,945	321
		30,262
Consumer Discretionary (6.9%):
Amazon.com, Inc. (b)	2,883	9,471
AutoZone, Inc. (b)	1,354	2,299
Bath & Body Works, Inc.	2,953	186
Best Buy Co., Inc.	15,829	1,673
Booking Holdings, Inc. (b)	781	1,854
Domino's Pizza, Inc.	3,915	1,867
eBay, Inc.	13,952	972

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Etsy, Inc. (b)	7,147	$1,486
Lowe's Cos., Inc.	3,888	789
NIKE, Inc. Class B	6,511	946
NVR, Inc. (b)	32	153
O'Reilly Automotive, Inc. (b)	1,905	1,164
PulteGroup, Inc.	2,787	128
Ross Stores, Inc.	6,624	721
Starbucks Corp.	40,349	4,451
Target Corp.	8,126	1,859
The Home Depot, Inc.	10,084	3,310
Tractor Supply Co.	5,024	1,018
Ulta Beauty, Inc. (b)	985	356
Yum! Brands, Inc.	33,375	4,082
		38,785

Consumer Staples (6.9%):
Altria Group, Inc.	81,927	3,729
Colgate-Palmolive Co.	58,300	4,406
Costco Wholesale Corp.	6,596	2,964
General Mills, Inc.	5,361	321
Kimberly-Clark Corp.	8,908	1,180
Philip Morris International, Inc.	71,135	6,743
The Clorox Co.	24,692	4,089
The Hershey Co.	32,372	5,479
The Kroger Co.	32,553	1,316
The Procter & Gamble Co.	33,488	4,682
Walgreens Boots Alliance, Inc.	5,756	271
Walmart, Inc.	25,097	3,498
		38,678

Energy (1.5%):
Cabot Oil & Gas Corp.	199,050	4,331
ConocoPhillips	18,062	1,224
EOG Resources, Inc.	22,113	1,775
Halliburton Co.	37,431	809
Phillips 66	4,606	323
Valero Energy Corp.	536	38
		8,500

Financials (6.6%):
Aflac, Inc.	7,955	415
Ameriprise Financial, Inc.	1,284	339
Capital One Financial Corp.	2,212	358
Discover Financial Services	13,766	1,691
FactSet Research Systems, Inc.	7,859	3,103
MarketAxess Holdings, Inc.	3,274	1,377
MSCI, Inc.	5,288	3,217
Regions Financial Corp.	123,401	2,630
S&P Global, Inc.	8,704	3,698
SEI Investments Co.	62,269	3,693
SVB Financial Group (b)	515	333
Synchrony Financial	85,919	4,200
T. Rowe Price Group, Inc.	28,869	5,678
The Allstate Corp.	3,683	469
The PNC Financial Services Group, Inc.	3,868	757
The Progressive Corp.	54,734	4,947
		36,905

Health Care (7.7%):
AbbVie, Inc.	17,141	1,849
Align Technology, Inc. (b)	2,742	1,825
AmerisourceBergen Corp.	1,860	222
Amgen, Inc.	20,115	4,277
Anthem, Inc.	1,083	404

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Biogen, Inc. (b)	5,218	$1,477
Bristol-Myers Squibb Co.	1,642	97
Cardinal Health, Inc.	2,853	141
Cerner Corp.	27,823	1,962
Eli Lilly & Co.	10,906	2,520
HCA Healthcare, Inc.	1,239	301
IDEXX Laboratories, Inc. (b)	3,339	2,076
Johnson & Johnson	43,954	7,099
McKesson Corp.	10,197	2,033
Merck & Co., Inc.	41,289	3,101
Mettler-Toledo International, Inc. (b)	1,124	1,548
Organon & Co.	176	6
Pfizer, Inc.	8,004	344
Quest Diagnostics, Inc.	1,335	194
UnitedHealth Group, Inc.	11,470	4,482
Veeva Systems, Inc. Class A (b)	11,364	3,275
Waters Corp. (b)	2,452	876
Zoetis, Inc.	13,508	2,622
		42,731

Industrials (6.4%):
3M Co.	18,704	3,281
Carrier Global Corp.	6,148	318
Cintas Corp.	5,074	1,931
Cummins, Inc.	14,330	3,218
Dover Corp.	1,393	217
Emerson Electric Co.	7,297	687
Fastenal Co.	31,452	1,623
Fortune Brands Home & Security, Inc.	1,499	134
Generac Holdings, Inc. (b)	2,020	826
Huntington Ingalls Industries, Inc.	8,228	1,589
Illinois Tool Works, Inc.	11,474	2,371
Lockheed Martin Corp.	10,710	3,696
Masco Corp.	1,900	106
Old Dominion Freight Line, Inc.	8,810	2,520
Otis Worldwide Corp.	20,681	1,702
Robert Half International, Inc.	12,692	1,273
Rockwell Automation, Inc.	7,613	2,239
Rollins, Inc.	28,764	1,016
Snap-on, Inc.	3,936	822
Union Pacific Corp.	3,384	663
United Parcel Service, Inc. Class B	13,349	2,431
United Rentals, Inc. (b)	802	281
W.W. Grainger, Inc.	6,977	2,742
		35,686

Information Technology (15.1%):
Adobe, Inc. (b)	10,221	5,884
Apple, Inc.	136,121	19,261
Applied Materials, Inc.	2,925	376
Automatic Data Processing, Inc.	6,840	1,367
Cadence Design Systems, Inc. (b)	16,362	2,478
CDW Corp.	5,785	1,053
Cisco Systems, Inc.	55,760	3,035
Citrix Systems, Inc.	7,429	798
Cognizant Technology Solutions Corp. Class A	969	72
Fair Isaac Corp. (b)	5,510	2,193
Fortinet, Inc. (b)	7,728	2,257
HP, Inc.	15,160	415
Intel Corp.	42,822	2,281
International Business Machines Corp.	2,137	297
Intuit, Inc.	2,914	1,572
KLA Corp.	648	217

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lam Research Corp.	509	$290
Mastercard, Inc. Class A	7,504	2,609
Microsoft Corp.	68,409	19,286
NetApp, Inc.	11,851	1,064
NVIDIA Corp.	9,808	2,032
Oracle Corp.	16,442	1,432
Paychex, Inc.	10,357	1,165
Qorvo, Inc. (b)	779	130
QUALCOMM, Inc.	16,703	2,154
Teradyne, Inc.	10,869	1,186
Texas Instruments, Inc.	29,981	5,763
VeriSign, Inc. (b)	7,467	1,531
Visa, Inc. Class A	785	175
VMware, Inc. Class A (b)(d)	842	125
Zebra Technologies Corp. (b)	2,658	1,370
Zoom Video Communications, Inc. Class A (b)	2,240	586
		84,454

Materials (0.4%):
Celanese Corp.	1,241	187
Eastman Chemical Co.	1,660	167
International Paper Co.	3,670	205
The Sherwin-Williams Co.	5,573	1,559
		2,118

Real Estate (0.2%):
American Tower Corp.	2,198	583
Crown Castle International Corp.	1,138	197
Equinix, Inc.	259	205
Prologis, Inc.	2,499	314
		1,299

Utilities (0.1%):
The AES Corp.	7,857	179
WEC Energy Group, Inc.	1,480	131
		310
		319,728
Total Common Stocks (Cost $480,700)		556,026

Collateral for Securities Loaned^ (0.6%)
United States (0.6%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	839,250	839
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	2,265,431	2,265
Total Collateral for Securities Loaned (Cost $3,104)		3,104

Total Investments (Cost $483,804) — 100.1%		559,130
Liabilities in excess of other assets — (0.1)%		(553)
NET ASSETS - 100.00%		$558,577

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $3,356 (thousands) and amounted to 0.6% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (19.2%):
Activision Blizzard, Inc.	227,884	$17,636
Alphabet, Inc. Class A (a)	57,976	155,000
Alphabet, Inc. Class C (a)	61,651	164,319
Baidu, Inc., ADR (a)	74,040	11,384
Charter Communications, Inc. Class A (a)	53,864	39,189
Comcast Corp. Class A	1,342,119	75,065
Electronic Arts, Inc.	83,388	11,862
Facebook, Inc. Class A (a)	459,024	155,788
Fox Corp. Class A	94,764	3,801
Fox Corp. Class B	73,660	2,734
Match Group, Inc. (a)	81,111	12,733
NetEase, Inc., ADR	88,148	7,528
Netflix, Inc. (a)	129,690	79,155
Sirius XM Holdings, Inc. (b)	1,186,860	7,240
T-Mobile U.S., Inc. (a)	365,679	46,719
		790,153
Communications Equipment (1.6%):
Cisco Systems, Inc.	1,234,847	67,213

Consumer Discretionary (17.2%):
Amazon.com, Inc. (a)	97,519	320,354
Booking Holdings, Inc. (a)	12,031	28,560
Dollar Tree, Inc. (a)	65,904	6,308
eBay, Inc.	190,480	13,271
JD.com, Inc., ADR (a)	231,308	16,710
Lululemon Athletica, Inc. (a)	36,614	14,818
Marriott International, Inc. Class A (a)	95,424	14,131
MercadoLibre, Inc. (a)	14,567	24,464
O'Reilly Automotive, Inc. (a)	20,204	12,346
Peloton Interactive, Inc. Class A (a)	79,557	6,925
Pinduoduo, Inc., ADR (a)	111,934	10,149
Ross Stores, Inc.	104,644	11,390
Starbucks Corp.	345,500	38,112
Tesla, Inc. (a)	238,719	185,122
Trip.com Group Ltd., ADR (a)	154,735	4,758
		707,418
Consumer Staples (4.8%):
Costco Wholesale Corp.	129,535	58,207
Keurig Dr Pepper, Inc.	415,349	14,188
Mondelez International, Inc. Class A	409,589	23,830
Monster Beverage Corp. (a)	154,974	13,767
PepsiCo, Inc.	404,988	60,914
The Kraft Heinz Co.	358,477	13,199
Walgreens Boots Alliance, Inc.	253,459	11,925
		196,030
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp.	40,289	7,333

Health Care (6.6%):
Align Technology, Inc. (a)	23,152	15,406
Amgen, Inc.	166,392	35,383
Biogen, Inc. (a)	43,670	12,358
Cerner Corp.	86,613	6,108
DexCom, Inc. (a)	28,349	15,503
Gilead Sciences, Inc. (c)	367,392	25,662
IDEXX Laboratories, Inc. (a)	24,929	15,504

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	45,858	$18,601
Incyte Corp. (a)	64,709	4,451
Intuitive Surgical, Inc. (a)	34,867	34,663
Moderna, Inc. (a)	118,277	45,520
Regeneron Pharmaceuticals, Inc. (a)	30,798	18,638
Seagen, Inc. (a)	53,310	9,052
Vertex Pharmaceuticals, Inc. (a)	76,018	13,789
		270,638
Industrials (2.7%):
Cintas Corp.	30,171	11,485
Copart, Inc. (a)	69,322	9,616
CSX Corp.	660,613	19,647
Fastenal Co.	168,410	8,692
Honeywell International, Inc.	202,301	42,944
PACCAR, Inc.	101,729	8,028
Verisk Analytics, Inc.	47,279	9,469
		109,881
IT Services (4.3%):
Automatic Data Processing, Inc.	123,971	24,784
Cognizant Technology Solutions Corp. Class A	154,011	11,429
Fiserv, Inc. (a)	194,039	21,053
Okta, Inc. (a)	42,035	9,977
Paychex, Inc.	105,438	11,857
PayPal Holdings, Inc. (a)	344,308	89,592
VeriSign, Inc. (a)	32,781	6,721
		175,413
Semiconductors & Semiconductor Equipment (14.7%):
Advanced Micro Devices, Inc. (a)	355,423	36,573
Analog Devices, Inc.	157,472	26,373
Applied Materials, Inc.	264,576	34,059
ASML Holding NV, NYS	23,863	17,781
Broadcom, Inc.	120,215	58,296
Intel Corp.	1,188,783	63,338
KLA Corp.	44,755	14,971
Lam Research Corp.	41,595	23,674
Marvell Technology, Inc.	241,331	14,555
Microchip Technology, Inc.	80,299	12,325
Micron Technology, Inc.	329,869	23,414
NVIDIA Corp.	732,551	151,755
NXP Semiconductors NV	77,690	15,217
QUALCOMM, Inc.	330,527	42,631
Skyworks Solutions, Inc.	48,391	7,974
Texas Instruments, Inc.	270,519	51,997
Xilinx, Inc.	72,513	10,949
		605,882
Software (16.3%):
Adobe, Inc. (a)	139,595	80,368
ANSYS, Inc. (a)	25,567	8,704
Atlassian Corp. PLC Class A (a)	40,234	15,748
Autodesk, Inc. (a)	64,468	18,384
Cadence Design Systems, Inc. (a)	81,102	12,282
Check Point Software Technologies Ltd. (a)	38,913	4,399
Crowdstrike Holdings, Inc. Class A (a)	58,383	14,349
DocuSign, Inc. (a)	57,091	14,697
Intuit, Inc.	80,070	43,199
Microsoft Corp. (c)	1,447,057	407,954
Splunk, Inc. (a)	48,031	6,951
Synopsys, Inc. (a)	44,686	13,379

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Workday, Inc. Class A (a)	55,967	$13,986
Zoom Video Communications, Inc. Class A (a)	70,543	18,447
		672,847

Technology Hardware, Storage & Peripherals (10.9%):
Apple, Inc.	3,183,026	450,398

Utilities (0.9%):
American Electric Power Co., Inc. (c)	146,584	11,900
Exelon Corp.	286,525	13,850
Xcel Energy, Inc. (c)	157,773	9,861
		35,611
Total Common Stocks (Cost $1,262,530)		4,088,817

Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	7,478,384	7,478
Total Collateral for Securities Loaned (Cost $7,478)		7,478
Total Investments (Cost $1,270,008) — 99.6%		4,096,295
Other assets in excess of liabilities — 0.4%		15,160
NET ASSETS - 100.00%		$4,111,455

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	79	12/17/21	$24,143,154	$23,198,350	$(944,804)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(944,804)
	Total net unrealized appreciation (depreciation)				$(944,804)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (15.2%)
VictoryShares Dividend Accelerator ETF	238,484	$10,301
VictoryShares International Volatility Wtd ETF	179,768	7,920
VictoryShares NASDAQ Next 50 ETF (a)	149,092	4,859
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	159,383	6,067
VictoryShares USAA Core Short-Term Bond ETF	443,598	22,974
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	452,395	21,945
VictoryShares USAA MSCI International Value Momentum ETF	456,676	22,208
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	118,646	8,326
VictoryShares USAA MSCI USA Value Momentum ETF	268,275	17,387
Total Affiliated Exchange-Traded Funds (Cost $103,502)		121,987

Affiliated Mutual Funds (84.5%)
USAA 500 Index Fund Reward Shares	21,477	1,263
USAA Global Managed Volatility Fund Institutional Shares	3,636,025	46,032
USAA Government Securities Fund Institutional Shares	20,890,648	207,862
USAA Growth Fund Institutional Shares	400,832	15,115
USAA High Income Fund Institutional Shares	4,370,770	34,398
USAA Income Fund Institutional Shares	7,259,978	99,026
USAA Income Stock Fund Institutional Shares	437,794	8,642
USAA Intermediate-Term Bond Fund Institutional Shares	628,173	6,866
USAA Precious Metals and Minerals Fund Institutional Shares	137,321	2,389
USAA Short-Term Bond Fund Institutional Shares	13,672,831	127,431
USAA Small Cap Stock Fund Institutional Shares	413,805	8,868
USAA Target Managed Allocation Fund	3,295,795	41,956
Victory Integrity Mid-Cap Value Fund Class R6	236,400	5,572
Victory Market Neutral Income Fund Class I	3,402,103	32,320
Victory RS International Fund Class R6	2,148,548	26,492
Victory Sophus Emerging Markets Fund Class R6	82,531	2,062
Victory Trivalent International Core Equity Fund Class R6	1,898,902	15,647
Total Affiliated Mutual Funds (Cost $601,338)		681,941

Collateral for Securities Loaned^ (0.0%)(b)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	296,370	296
Total Collateral for Securities Loaned (Cost $296)		296
Total Investments (Cost $705,136) — 99.7%		804,224
Other assets in excess of liabilities — 0.3%		2,718
NET ASSETS - 100.00%		$806,942

At September 30, 2021, the Fund's investments in foreign securities were 11.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Retirement Income Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

							Net Change
				Proceeds		Capital	in Unrealized
	Fair Value		Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
USAA Target Retirement Income Fund	12/31/2020		at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2021	Income
USAA 500 Index Fund Reward Shares	$1,094		$10	$-	$-	$-	$159	$1,263	$10
USAA Global Managed Volatility Fund Institutional Shares	71,004		-	(31,745)	7,065	-	(292)	46,032	-
USAA Government Securities Fund Institutional Shares	211,398		2,880	(2,455)	(19)	-	(3,942)	207,862	3,208
USAA Growth Fund Institutional Shares	15,102		-	(1,653)	456	-	1,210	15,115	-
USAA High Income Fund Institutional Shares	32,807		1,208	-	-	-	383	34,398	1,208
USAA Income Fund Institutional Shares	98,495		1,958	-	-	-	(1,427)	99,026	1,958
USAA Income Stock Fund Institutional Shares	8,946		136	(1,600)	141	-	1,019	8,642	136
USAA Intermediate-Term Bond Fund Institutional Shares	-	*	6,911	-	1	-	(46)	6,866	19
USAA Precious Metals and Minerals Fund Institutional Shares	2,940		-	-	-	-	(551)	2,389	-
USAA Short-Term Bond Fund Institutional Shares	125,900		1,940	-	-	-	(409)	127,431	2,128
USAA Small Cap Stock Fund Institutional Shares	7,574		2,457	(2,433)	143	-	1,127	8,868	-
USAA Target Managed Allocation Fund	48,317		-	(10,348)	1,577	-	2,410	41,956	-
Victory Integrity Mid-Cap Value Fund Class R6	4,697		-	-	-	-	875	5,572	-
Victory Market Neutral Income Fund Class I	31,760		832	-	-	-	(272)	32,320	832
Victory RS International Fund Class R6	22,596		1,500	-	-	-	2,396	26,492	-
Victory Sophus Emerging Markets Fund Class R6	-		2,241	-	-	-	(179)	2,062	-
Victory Trivalent International Core Equity Fund Class R6	13,546		1,241	-	-	-	860	15,647	-
VictoryShares Dividend Accelerator ETF	12,385		-	(3,310)	843	-	383	10,301	121
VictoryShares International Volatility Wtd ETF	7,415		-	-	-	-	505	7,920	183
VictoryShares Nasdaq Next 50 ETF	4,728		-	-	-	-	131	4,859	12
VictoryShares U.S. 500 Volatility Wtd ETF	2,159		-	(2,512)	1,117	-	(764)	-	12
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	7,431		-	(2,299)	432	-	503	6,067	78
VictoryShares USAA Core Intermediate-Term Bond ETF	4,443		-	(4,410)	212	-	(245)	-	39
VictoryShares USAA Core Short-Term Bond ETF	22,983		-	(1)	-	-	(8)	22,974	235
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	20,568		-	-	-	-	1,377	21,945	657
VictoryShares USAA MSCI International Value Momentum ETF	20,810		-	(1)	-	-	1,399	22,208	616
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	7,070		-	-	-	-	1,256	8,326	29
VictoryShares USAA MSCI USA Value Momentum ETF	18,138		-	(4,132)	893	-	2,488	17,387	165
	$824,306		$23,314	$(66,899)	$12,861	$-	$10,346	$803,928	$11,646

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (25.0%)
VictoryShares Dividend Accelerator ETF	746,674	$32,251
VictoryShares International Volatility Wtd ETF	524,471	23,107
VictoryShares NASDAQ Next 50 ETF	696,279	22,692
VictoryShares U.S. 500 Volatility Wtd ETF	160,042	11,382
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	360,777	13,733
VictoryShares USAA Core Short-Term Bond ETF	807,628	41,828
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	892,548	43,296
VictoryShares USAA MSCI International Value Momentum ETF	1,309,344	63,673
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (a)	323,125	22,674
VictoryShares USAA MSCI USA Value Momentum ETF	961,540	62,318
Total Affiliated Exchange-Traded Funds (Cost $287,801)		336,954

Affiliated Mutual Funds (73.0%)
USAA 500 Index Fund Reward Shares	221,912	13,053
USAA Global Managed Volatility Fund Institutional Shares	10,945,602	138,571
USAA Government Securities Fund Institutional Shares	18,684,312	185,909
USAA Growth Fund Institutional Shares	1,572,654	59,305
USAA High Income Fund Institutional Shares	6,978,430	54,920
USAA Income Fund Institutional Shares	5,684,688	77,539
USAA Income Stock Fund Institutional Shares	1,570,440	31,001
USAA Intermediate-Term Bond Fund Institutional Shares	3,140,466	34,325
USAA Precious Metals and Minerals Fund Institutional Shares	250,007	4,350
USAA Short-Term Bond Fund Institutional Shares	6,491,082	60,497
USAA Small Cap Stock Fund Institutional Shares	1,121,543	24,035
USAA Target Managed Allocation Fund	9,983,849	127,094
Victory Integrity Mid-Cap Value Fund Class R6	1,511,027	35,615
Victory Market Neutral Income Fund Class I	2,337,669	22,208
Victory RS International Fund Class R6	5,327,416	65,687
Victory Sophus Emerging Markets Fund Class R6	184,852	4,619
Victory Trivalent International Core Equity Fund Class R6	5,826,623	48,011
Total Affiliated Mutual Funds (Cost $804,429)		986,739

Collateral for Securities Loaned^ (0.1%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	1,408,900	1,409
Total Collateral for Securities Loaned (Cost $1,409)		1,409
Total Investments (Cost $1,093,639) — 98.1%		1,325,102
Other assets in excess of liabilities — 1.9%		26,218
NET ASSETS - 100.00%		$1,351,320

At September 30, 2021, the Fund's investments in foreign securities were 18.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Retirement 2030 Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

							Net Change
				Proceeds		Capital	in Unrealized
	Fair Value		Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Target 2030	12/31/2020		at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2021	Income
USAA 500 Index Fund Reward Shares	$12,272		$108	$(1,006)	$37	$-	$1,642	$13,053	$108
USAA Global Managed Volatility Fund Institutional Shares	176,827		-	(55,514)	11,162	-	6,096	138,571	-
USAA Government Securities Fund Institutional Shares	184,097		5,287	-	-	-	(3,475)	185,909	2,818
USAA Growth Fund Institutional Shares	53,659		-	-	-	-	5,646	59,305	-
USAA High Income Fund Institutional Shares	56,997		2,081	(4,835)	128	-	549	54,920	2,081
USAA Income Fund Institutional Shares	77,123		1,533	-	-	-	(1,117)	77,539	1,533
USAA Income Stock Fund Institutional Shares	28,138		466	(1,388)	106	-	3,679	31,001	466
USAA Intermediate-Term Bond Fund Institutional Shares	-	*	34,591	-	-	-	(266)	34,325	91
USAA Precious Metals and Minerals Fund Institutional Shares	5,353		-	-	-	-	(1,003)	4,350	-
USAA Short-Term Bond Fund Institutional Shares	59,770		921	-	-	-	(194)	60,497	1,011
USAA Small Cap Stock Fund Institutional Shares	22,641		2,652	(4,774)	449	-	3,067	24,035	-
USAA Target Managed Allocation Fund	137,014		-	(21,629)	2,916	-	8,793	127,094	-
Victory Integrity Mid-Cap Value Fund Class R6	31,172		-	(1,393)	289	-	5,547	35,615	-
Victory Market Neutral Income Fund Class I	21,823		572	-	-	-	(187)	22,208	572
Victory RS International Fund Class R6	60,072		2,500	(3,202)	326	-	5,991	65,687	-
Victory Sophus Emerging Markets Fund Class R6	1,571		3,384	-	-	-	(336)	4,619	-
Victory Trivalent International Core Equity Fund Class R6	45,040		-	-	-	-	2,971	48,011	-
VictoryShares Dividend Accelerator ETF	37,637		-	(8,953)	2,049	-	1,518	32,251	368
VictoryShares International Volatility Wtd ETF	21,635		-	-	(1)	-	1,473	23,107	535
VictoryShares Nasdaq Next 50 ETF	17,996		4,125	-	-	-	571	22,692	54
VictoryShares U.S. 500 Volatility Wtd ETF	13,495		-	(4,103)	1,024	-	966	11,382	95
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	21,064		-	(9,984)	1,817	-	836	13,733	212
VictoryShares USAA Core Intermediate-Term Bond ETF	13,703		-	(13,602)	629	-	(730)	-	121
VictoryShares USAA Core Short-Term Bond ETF	22,814		19,042	-	-	-	(28)	41,828	394
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	40,579		-	-	-	-	2,717	43,296	1,296
VictoryShares USAA MSCI International Value Momentum ETF	62,813		-	(3,342)	(411)	-	4,613	63,673	1,777
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	17,096		2,526	-	-	-	3,052	22,674	73
VictoryShares USAA MSCI USA Value Momentum ETF	65,197		-	(14,704)	2,831	-	8,994	62,318	582
	$1,307,598		$79,788	$(148,429)	$23,351	$-	$61,385	$1,323,693	$14,187

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (29.3%)
VictoryShares Dividend Accelerator ETF	1,123,051	$48,507
VictoryShares International Volatility Wtd ETF	740,396	32,621
VictoryShares NASDAQ Next 50 ETF (a)	1,110,768	36,200
VictoryShares U.S. 500 Volatility Wtd ETF	210,463	14,968
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	578,602	22,025
VictoryShares USAA Core Short-Term Bond ETF	444,931	23,043
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,268,160	61,516
VictoryShares USAA MSCI International Value Momentum ETF	1,921,247	93,430
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	430,031	30,176
VictoryShares USAA MSCI USA Value Momentum ETF	1,537,218	99,627
Total Affiliated Exchange-Traded Funds (Cost $394,297)		462,113

Affiliated Mutual Funds (68.7%)
USAA 500 Index Fund Reward Shares	582,135	34,241
USAA Global Managed Volatility Fund Institutional Shares	16,333,382	206,781
USAA Government Securities Fund Institutional Shares	9,320,426	92,738
USAA Growth Fund Institutional Shares	2,433,768	91,777
USAA High Income Fund Institutional Shares	6,357,239	50,031
USAA Income Fund Institutional Shares	2,256,215	30,775
USAA Income Stock Fund Institutional Shares	2,126,244	41,972
USAA Intermediate-Term Bond Fund Institutional Shares	3,411,819	37,291
USAA Precious Metals and Minerals Fund Institutional Shares	278,050	4,838
USAA Short-Term Bond Fund Institutional Shares	2,382,159	22,202
USAA Small Cap Stock Fund Institutional Shares	1,585,669	33,981
USAA Target Managed Allocation Fund	14,963,276	190,482
Victory Integrity Mid-Cap Value Fund Class R6	2,049,709	48,312
Victory Market Neutral Income Fund Class I	1,444,699	13,725
Victory RS International Fund Class R6	8,122,593	100,152
Victory Sophus Emerging Markets Fund Class R6	510,404	12,755
Victory Trivalent International Core Equity Fund Class R6	8,518,336	70,191
Total Affiliated Mutual Funds (Cost $840,232)		1,082,244

Collateral for Securities Loaned^ (0.0%)(b)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	136,530	137
Total Collateral for Securities Loaned (Cost $137)		137
Total Investments (Cost $1,234,666) — 98.0%		1,544,494
Other assets in excess of liabilities — 2.0%		32,257
NET ASSETS - 100.00%		$1,576,751

At September 30, 2021, the Fund's investments in foreign securities were 23.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Retirement 2040 Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

							Net Change
				Proceeds		Capital	in Unrealized
	Fair Value		Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Target 2040	12/31/2020		at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2021	Income
USAA 500 Index Fund Reward Shares	$26,035		$4,389	$-	$-	$-	$3,817	$34,241	$266
USAA Global Managed Volatility Fund Institutional Shares	273,853		-	(93,905)	17,506	-	9,327	206,781	-
USAA Government Securities Fund Institutional Shares	89,964		4,474	-	-	-	(1,700)	92,738	1,378
USAA Growth Fund Institutional Shares	78,468		5,240	-	-	-	8,069	91,777	-
USAA High Income Fund Institutional Shares	50,790		1,869	(3,231)	61	-	542	50,031	1,869
USAA Income Fund Institutional Shares	30,610		608	-	-	-	(443)	30,775	608
USAA Income Stock Fund Institutional Shares	42,076		677	(6,515)	553	-	5,181	41,972	677
USAA Intermediate-Term Bond Fund Institutional Shares	-	*	37,539	-	-	-	(248)	37,291	83
USAA Precious Metals and Minerals Fund Institutional Shares	5,953		-	-	-	-	(1,115)	4,838	-
USAA Short-Term Bond Fund Institutional Shares	21,935		338	-	-	-	(71)	22,202	371
USAA Small Cap Stock Fund Institutional Shares	26,474		3,471	-	-	-	4,036	33,981	-
USAA Target Managed Allocation Fund	194,713		-	(21,536)	2,195	-	15,110	190,482	-
Victory Integrity Mid-Cap Value Fund Class R6	39,962		901	-	-	-	7,449	48,312	-
Victory Market Neutral Income Fund Class I	13,487		354	-	-	-	(116)	13,725	353
Victory RS International Fund Class R6	87,806		3,000	-	-	-	9,346	100,152	-
Victory Sophus Emerging Markets Fund Class R6	4,505		9,000	-	-	-	(750)	12,755	-
Victory Trivalent International Core Equity Fund Class R6	65,482		400	-	-	-	4,309	70,191	-
VictoryShares Dividend Accelerator ETF	50,397		-	(6,519)	1,426	-	3,203	48,507	514
VictoryShares International Volatility Wtd ETF	30,541		-	-	-	-	2,080	32,621	755
VictoryShares Nasdaq Next 50 ETF	32,039		3,217	-	-	-	944	36,200	90
VictoryShares U.S. 500 Volatility Wtd ETF	23,552		-	(12,184)	2,885	-	715	14,968	154
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	28,116		-	(9,652)	1,816	-	1,745	22,025	307
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	-		-	-	-	-	-	-	-
VictoryShares USAA Core Intermediate-Term Bond ETF	7,135		-	(7,083)	392	-	(444)	-	63
VictoryShares USAA Core Short-Term Bond ETF	19,875		3,175	-	-	-	(7)	23,043	203
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	57,656		-	-	-	-	3,860	61,516	1,841
VictoryShares USAA MSCI International Value Momentum ETF	89,016		-	(1,557)	(192)	-	6,163	93,430	2,598
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	25,626		-	-	-	-	4,550	30,176	104
VictoryShares USAA MSCI USA Value Momentum ETF	101,293		-	(20,405)	3,817	-	14,922	99,627	939
	$1,517,359		$78,652	$(182,587)	$30,459	$-	$100,474	$1,544,357	$13,173

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (30.7%)
VictoryShares Dividend Accelerator ETF	753,241	$32,534
VictoryShares International Volatility Wtd ETF	467,748	20,608
VictoryShares NASDAQ Next 50 ETF	697,299	22,725
VictoryShares U.S. 500 Volatility Wtd ETF	170,458	12,123
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	378,563	14,410
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	834,485	40,479
VictoryShares USAA MSCI International Value Momentum ETF	1,233,843	60,002
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	265,025	18,597
VictoryShares USAA MSCI USA Value Momentum ETF	996,705	64,597
Total Affiliated Exchange-Traded Funds (Cost $240,676)		286,075

Affiliated Mutual Funds (67.3%)
USAA 500 Index Fund Reward Shares	395,557	23,267
USAA Global Managed Volatility Fund Institutional Shares	10,795,375	136,669
USAA Government Securities Fund Institutional Shares	1,852,334	18,431
USAA Growth Fund Institutional Shares	1,630,787	61,497
USAA High Income Fund Institutional Shares	1,340,219	10,548
USAA Income Fund Institutional Shares	902,018	12,303
USAA Income Stock Fund Institutional Shares	1,508,738	29,782
USAA Intermediate-Term Bond Fund Institutional Shares	1,413,646	15,451
USAA Precious Metals and Minerals Fund Institutional Shares	156,211	2,718
USAA Short-Term Bond Fund Institutional Shares	308,760	2,878
USAA Small Cap Stock Fund Institutional Shares	1,080,190	23,148
USAA Target Managed Allocation Fund	10,011,369	127,445
Victory Integrity Mid-Cap Value Fund Class R6	1,401,215	33,027
Victory Market Neutral Income Fund Class I	678,733	6,448
Victory RS International Fund Class R6	5,513,563	67,982
Victory Sophus Emerging Markets Fund Class R6	335,159	8,376
Victory Trivalent International Core Equity Fund Class R6	5,728,075	47,199
Total Affiliated Mutual Funds (Cost $475,940)		627,169

Total Investments (Cost $716,616) — 98.0%		913,244
Other assets in excess of liabilities — 2.0%		18,571
NET ASSETS - 100.00%		$931,815

At September 30, 2021, the Fund's investments in foreign securities were 26.3% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

							Net Change
				Proceeds		Capital	in Unrealized
	Fair Value		Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Target 2050	12/31/2020		at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2021	Income
USAA 500 Index Fund Reward Shares	$16,883		$3,592	$-	$-	$-	$2,792	$23,267	$192
USAA Global Managed Volatility Fund Institutional Shares	180,074		-	(61,035)	11,937	-	5,693	136,669	-
USAA Government Securities Fund Institutional Shares	17,419		4,009	(2,696)	154	-	(455)	18,431	237
USAA Growth Fund Institutional Shares	52,229		3,918	-	1	-	5,349	61,497	-
USAA High Income Fund Institutional Shares	14,649		524	(4,806)	604	-	(423)	10,548	524
USAA Income Fund Institutional Shares	12,238		242	-	-	-	(177)	12,303	243
USAA Income Stock Fund Institutional Shares	26,716		444	(966)	69	-	3,519	29,782	444
USAA Intermediate-Term Bond Fund Institutional Shares	-	*	15,493	-	-	-	(42)	15,451	15
USAA Precious Metals and Minerals Fund Institutional Shares	3,344		-	-	-	-	(626)	2,718	-
USAA Short-Term Bond Fund Institutional Shares	2,843		43	-	1	-	(9)	2,878	48
USAA Small Cap Stock Fund Institutional Shares	18,528		2,699	(938)	45	-	2,814	23,148	-
USAA Target Managed Allocation Fund	128,337		-	(12,312)	1,082	-	10,338	127,445	-
Victory Integrity Mid-Cap Value Fund Class R6	29,427		897	(2,881)	476	-	5,108	33,027	-
Victory Market Neutral Income Fund Class I	6,336		166	-	-	-	(54)	6,448	166
Victory RS International Fund Class R6	56,043		5,909	-	-	-	6,030	67,982	-
Victory Sophus Emerging Markets Fund Class R6	2,918		5,898	-	-	-	(440)	8,376	-
Victory Trivalent International Core Equity Fund Class R6	42,782		1,600	-	-	-	2,817	47,199	-
VictoryShares Dividend Accelerator ETF	32,905		-	(3,399)	725	-	2,303	32,534	338
VictoryShares International Volatility Wtd ETF	19,294		-	-	-	-	1,314	20,608	477
VictoryShares Nasdaq Next 50 ETF	18,346		3,805	-	-	-	574	22,725	54
VictoryShares U.S. 500 Volatility Wtd ETF	15,978		-	(6,265)	1,501	-	909	12,123	109
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	17,868		-	(5,701)	1,064	-	1,179	14,410	196
VictoryShares USAA Core Intermediate-Term Bond ETF	1,059		-	(1,051)	76	-	(84)	-	9
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	37,939		-	-	-	-	2,540	40,479	1,212
VictoryShares USAA MSCI International Value Momentum ETF	57,086		-	(914)	(112)	-	3,942	60,002	1,668
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	15,793		-	-	(1)	-	2,805	18,597	64
VictoryShares USAA MSCI USA Value Momentum ETF	64,398		-	(11,537)	2,032	-	9,704	64,597	592
	$891,432		$49,239	$(114,501)	$19,654	$-	$67,420	$913,244	$6,588

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (31.3%)
VictoryShares Dividend Accelerator ETF	105,059	$4,538
VictoryShares International Volatility Wtd ETF	75,768	3,338
VictoryShares NASDAQ Next 50 ETF	98,495	3,210
VictoryShares U.S. 500 Volatility Wtd ETF	22,813	1,622
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	50,128	1,908
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	120,391	5,840
VictoryShares USAA MSCI International Value Momentum ETF	177,196	8,617
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	40,327	2,830
VictoryShares USAA MSCI USA Value Momentum ETF	135,121	8,757
Total Affiliated Exchange-Traded Funds (Cost $34,014)		40,660

Affiliated Mutual Funds (66.7%)
USAA 500 Index Fund Reward Shares	65,566	3,857
USAA Global Managed Volatility Fund Institutional Shares	1,506,186	19,068
USAA Government Securities Fund Institutional Shares	385,445	3,835
USAA Growth Fund Institutional Shares	224,833	8,478
USAA Income Fund Institutional Shares	114,734	1,565
USAA Income Stock Fund Institutional Shares	219,513	4,333
USAA Intermediate-Term Bond Fund Institutional Shares	188,677	2,062
USAA Precious Metals and Minerals Fund Institutional Shares	19,415	338
USAA Short-Term Bond Fund Institutional Shares	114	1
USAA Small Cap Stock Fund Institutional Shares	157,403	3,373
USAA Target Managed Allocation Fund	1,408,131	17,926
Victory Integrity Mid-Cap Value Fund Class R6	182,223	4,295
Victory RS International Fund Class R6	775,333	9,560
Victory Sophus Emerging Markets Fund Class R6	51,039	1,276
Victory Trivalent International Core Equity Fund Class R6	818,216	6,742
Total Affiliated Mutual Funds (Cost $69,160)		86,709

Total Investments (Cost $103,174) — 98.0%		127,369
Other assets in excess of liabilities — 2.0%		2,626
NET ASSETS - 100.00%		$129,995

At September 30, 2021, the Fund's investments in foreign securities were 27.2% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

							Net Change
				Proceeds		Capital	in Unrealized
	Fair Value		Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Target 2060	12/31/2020		at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2021	Income
USAA 500 Index Fund Reward Shares	$3,092		$282	$-	$-	$-	$483	$3,857	$32
USAA Global Managed Volatility Fund Institutional Shares	23,142		-	(6,363)	823	-	1,466	19,068	-
USAA Government Securities Fund Institutional Shares	2,734		1,635	(487)	28	-	(75)	3,835	37
USAA Growth Fund Institutional Shares	6,825		966	-	-	-	687	8,478	-
USAA High Income Fund Institutional Shares	1,843		60	(1,928)	271	-	(246)	-	60
USAA Income Fund Institutional Shares	1,557		31	-	-	-	(23)	1,565	31
USAA Income Stock Fund Institutional Shares	4,008		63	(248)	1	-	509	4,333	63
USAA Intermediate-Term Bond Fund Institutional Shares	-	*	2,070	-	-	-	(8)	2,062	3
USAA Precious Metals and Minerals Fund Institutional Shares	416		-	-	-	-	(78)	338	-
USAA Short-Term Bond Fund Institutional Shares	1		-	-	-	-	- *	1	-
USAA Small Cap Stock Fund Institutional Shares	2,504		886	(381)	23	-	341	3,373	-
USAA Target Managed Allocation Fund	17,268		-	(854)	25	-	1,487	17,926	-
Victory Integrity Mid-Cap Value Fund Class R6	3,409		241	-	-	-	645	4,295	-
Victory RS International Fund Class R6	8,192		504	-	-	-	864	9,560	-
Victory Sophus Emerging Markets Fund Class R6	572		762	-	-	-	(58)	1,276	-
Victory Trivalent International Core Equity Fund Class R6	6,085		266	-	-	-	391	6,742	-
VictoryShares Dividend Accelerator ETF	4,649		-	(540)	119	-	310	4,538	47
VictoryShares International Volatility Wtd ETF	3,125		-	-	-	-	213	3,338	77
VictoryShares Nasdaq Next 50 ETF	2,606		522	-	-	-	82	3,210	8
VictoryShares U.S. 500 Volatility Wtd ETF	1,879		-	(534)	127	-	150	1,622	13
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,429		-	(825)	152	-	152	1,908	26
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,474		-	-	-	-	366	5,840	175
VictoryShares USAA MSCI International Value Momentum ETF	8,075		-	-	-	-	542	8,617	240
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,144		303	-	-	-	383	2,830	9
VictoryShares USAA MSCI USA Value Momentum ETF	8,768		-	(1,629)	312	-	1,306	8,757	82
	$120,797		$8,591	$(13,789)	$1,881	$-	$9,889	$127,369	$903

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (13.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500	$1,504
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15%, 8/13/24, Callable 6/13/23 @ 100 (a)	750	752
Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.87%, 8/10/22, Callable 1/10/22 @ 100 (a)	490	492
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000	1,034
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 5/15/23 @ 100 (a)	591	596
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	470	474
BCC Funding XIV LLC, Series 2018-1A, Class C, 3.62%, 8/21/23, Callable 11/20/21 @ 100 (a)	333	334
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	250	254
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 8/10/25 @ 100	375	374
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/24 @ 100	750	754
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 4/15/24 @ 100 (a)	560	576
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 8/14/22 @ 100 (a)	1,000	1,026
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 8/14/22 @ 100 (a)	750	772
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 2/25/24 @ 100 (a)	284	284
Chesapeake Funding II LLC, Series 18-2A, Class C, 3.72%, 8/15/30, Callable 11/15/21 @ 100 (a)	650	652
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	705	714
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/23 @ 100 (a)	364	365
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	218	218
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	500	501
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	241	242
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 10/22/22 @ 100 (a)	1,000	1,051
Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23, Callable 12/22/21 @ 100 (a)	102	103
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24, Callable 7/22/22 @ 100 (a)	356	360
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	304	306
DT Auto Owner Trust, Series 2018-1A, Class D, 3.81%, 12/15/23, Callable 4/15/22 @ 100 (a)	50	50
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 8/15/23 @ 100 (a)	682	691
Exeter Automobile Receivables Trust, Series 21-1A, Class B, 0.50%, 2/18/25, Callable 12/15/23 @ 100	1,300	1,301
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 11/15/24 @ 100	750	750
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 12/15/22 @ 100 (a)	750	756

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2017-3, Class C, 2.91%, 9/15/23, Callable 7/15/22 @ 100 (a)	$48	$49
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 4/15/25 @ 100 (a)	821	819
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	469	470
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a)	429	430
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 8/15/23 @ 100 (a)	500	507
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 9/15/25 @ 100 (a)	722	720
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 1/15/26 @ 100 (a)	457	458
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25 (a)	500	502
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25 (a)	1,500	1,505
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (a)	500	502
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 5/20/24 @ 100 (a)	721	719
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 6/15/22 @ 100	1,000	1,013
JPMorgan Chase Bank, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 11/25/24 @ 100 (a)	662	662
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 4/25/24 @ 100 (a)	125	126
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 9/25/24 @ 100 (a)	430	430
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 4/25/24 @ 100 (a)	250	251
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 5/25/25 @ 100 (a)	523	523
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 4/25/24 @ 100 (a)	413	414
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 9/25/24 @ 100 (a)	860	860
JPMorgan Chase Bank, N.A., Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	430	430
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 9/15/23 @ 100 (a)	109	109
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	568
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/21 @ 100 (a)	182	187
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	779	735
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25 (a)	1,000	1,001
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100 (a)	251	253
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 7/15/22 @ 100 (a)	756	762
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 8/15/23 @ 100 (a)	500	503
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.45%, 5/15/23, Callable 9/15/22 @ 100 (a)	17	17
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/16/26 (a)	600	592
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/23 @ 100 (a)	500	539

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 7/20/22 @ 100 (a)	$1,085	$1,103
Scf Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 3/20/27 @ 100 (a)	920	915
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 6/20/25 @ 100 (a)	500	503
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,025
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 6/15/22 @ 100 (a)	435	441
Total Asset-Backed Securities (Cost $37,875)		37,929

Collateralized Mortgage Obligations (13.3%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 1.53% (LIBOR01M+145bps), 9/15/32 (a)(b)	1,000	996
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.33% (LIBOR01M+125bps), 9/15/32 (a)(b)	1,000	998
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.72% (LIBOR01M+364bps), 10/15/37 (a)(b)	920	930
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.39% (LIBOR01M+131bps), 11/25/34 (a)(b)	1,000	990
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 1.20% (US0001M+110bps), 9/15/36 (a)(b)	750	751
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C, 1.20% (LIBOR01M+112bps), 12/15/29 (a)(b)	922	922
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 0.94% (LIBOR01M+85bps), 5/15/38 (a)(b)	1,000	1,000
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.33% (LIBOR01M+125bps), 10/15/36 (a)(b)	884	885
BX Trust, Series 2021-SOAR, Class C, 1.18% (LIBOR01M+110bps), 6/15/38 (a)(b)	500	501
BX Trust, Series 2021-SOAR, Class B, 0.95% (LIBOR01M+87bps), 6/15/38 (a)(b)	500	500
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.58% (LIBOR01M+150bps), 11/15/36 (a)(b)	1,500	1,501
CIFC Funding Ltd., Series 2012-2RA, Class A1, 0.93% (LIBOR03M+80bps), 1/20/28, Callable 10/20/21 @ 100 (a)(b)	793	793
CIFC Funding Ltd., Series 2015-5A, Class A1R, 0.99% (LIBOR03M+86bps), 10/25/27, Callable 10/25/21 @ 100 (a)(b)	1,632	1,629
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	1,000	1,017
COMM Mortgage Trust, Series 2019-521F, Class B, 1.18% (LIBOR01M+110bps), 6/15/34 (a)(b)	1,500	1,493
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (LIBOR01M+138bps), 7/15/38 (a)(b)	387	389
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.63%, 11/25/23, Callable 11/25/23 @ 100 (a)(c)	1,000	1,050
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000	1,007
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	1,000
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.29%, 3/10/44, Callable 10/10/21 @ 100 (a)(c)(d)	1,097	—(e)
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 1.08% (LIBOR01M+100bps), 11/15/36 (a)(b)	854	855
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 1.43% (LIBOR01M+135bps), 11/15/36 (a)(b)	1,220	1,219
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class A, 0.88% (LIBOR01M+80bps), 4/15/38 (a)(b)	945	947

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 6/15/23 @ 100 (c)(f)	$2,000	$2,104
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.81%, 4/15/47, Callable 4/15/24 @ 100 (c)(d)	4,824	60
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.03% (LIBOR01M+95bps), 5/15/36 (a)(b)	1,000	1,001
Life Mortgage Trust, Series 2021-BMR, Class B, 0.96% (LIBOR01M+88bps), 3/15/38 (a)(b)	1,000	1,001
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 1.18% (LIBOR01M+110bps), 4/15/26 (a)(b)	1,000	1,002
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.78% (LIBOR01M+70bps), 11/15/34 (a)(b)	2,000	2,000
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(b)	1,154	1,156
ONE Mortgage Trust, Series 2021-PARK, Class B, 1.03% (LIBOR01M+95bps), 3/15/36 (a)(b)	1,000	1,000
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.03% (LIBOR01M+95bps), 1/15/26 (a)(b)	875	878
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 0.93% (LIBOR03M+80bps), 5/20/29, Callable 5/20/22 @ 100 (a)(b)	925	926
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 1.38% (LIBOR03M+125bps), 5/20/29, Callable 5/20/22 @ 100 (a)(b)	500	500
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.03% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a)(b)	440	440
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 1.57% (LIBOR03M+140bps), 7/20/29, Callable 10/20/22 @ 100 (a)(b)	1,000	1,000
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 1.03% (LIBOR03M+90bps), 10/24/27, Callable 10/24/21 @ 100 (a)(b)	486	486
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 0.98% (LIBOR03M+85bps), 1/20/27, Callable 10/20/21 @ 100 (a)(b)	298	297
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class AR, 1.21% (LIBOR03M+108bps), 4/15/30, Callable 1/15/22 @ 100 (a)(b)	1,500	1,500
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.02% (LIBOR03M+89bps), 4/15/29, Callable 10/15/21 @ 100 (a)(b)	1,542	1,542
TTAN, Series 2021-MHC, Class B, 1.18% (LIBOR01M+115bps), 3/15/38 (a)(b)	371	371
Total Collateralized Mortgage Obligations (Cost $38,508)		38,637

Senior Secured Loans (2.8%)
Clark Equipment Co., 5/18/24 (g)(h)	1,000	998
Delos Finance S.a.r.l, Loans, First Lien, 1.90% (LIBOR03M+175bps), 10/6/23 (b)	1,500	1,499
Go Daddy Operating Co. LLC, Term Loan, First Lien, 1.83% (LIBOR01M+175bps), 2/15/24 (b)	997	990
Nexstar Media, Inc., 2.33% (LIBOR01M+225bps), 1/17/24 (b)	1,500	1,497
The Boeing Co., Advance, First Lien, 1.37% (LIBOR03M+125bps), 2/6/22 (b)	1,000	999
Western Digital Corp., Term Loan A-1, First Lien, 1.59% (LIBOR01M+150bps), 2/27/23 (b)	2,300	2,294
Total Senior Secured Loans (Cost $8,271)		8,277

Corporate Bonds (29.3%)
Communication Services (1.2%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.78% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)(f)	2,000	2,055
Verizon Communications, 0.84% (SOFR+79bps), 3/20/26 (b)	1,500	1,526
		3,581

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (2.7%):
Association of American Medical Colleges, 2.12%, 10/1/24	$1,000	$1,010
Daimler Finance North America LLC, 0.96% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,162
Howard University
2.74%, 10/1/22	600	613
2.80%, 10/1/23	250	259
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	678
Nissan Motor Acceptance Corp.
0.78% (LIBOR03M+65bps), 7/13/22 (a)(b)	1,000	1,001
0.82% (LIBOR03M+69bps), 9/28/22 (a)(b)	500	501
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100	1,000	1,000
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,552	1,578
		7,802
Consumer Staples (0.2%):
7-Eleven, Inc., 0.58% (LIBOR03M+45bps), 8/10/22, Callable 11/8/21 @ 100 (a)(b)	746	746

Energy (5.8%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	500	503
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (f)	2,000	2,068
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	1,023
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	1,000	1,062
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	500	523
4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	1,037
Gray Oak Pipeline LLC
2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	1,000	1,026
HollyFrontier Corp., 2.63%, 10/1/23	1,250	1,291
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)(f)	1,000	1,012
Murphy Oil Corp., 5.75%, 8/15/25, Callable 11/8/21 @ 102.88	1,000	1,032
NuStar Logistics LP, 4.75%, 2/1/22, Callable 11/1/21 @ 100	1,500	1,504
Philips 66, 0.74% (LIBOR03M+62bps), 2/15/24, Callable 11/19/21 @ 100 (b)	1,250	1,251
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (f)	970	992
Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	1,000	1,004
Western Midstream Operating LP
4.00%, 7/1/22, Callable 4/1/22 @ 100	535	543
2.23% (LIBOR03M+185bps), 1/13/23 (b)	977	977
		16,848
Financials (10.8%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	1,018
American Honda Finance Corp., 0.50% (LIBOR03M+37bps), 5/10/23, MTN (b)(i)	1,360	1,365
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	1,000	1,034
Athene Global Funding, 0.86% (LIBOR03M+73bps), 1/8/24 (a)(b)	1,500	1,509
Bank of America Corp.
0.91% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	1,000	1,008
0.74% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100 (b)	500	505
Blackstone Private Credit Fund, 1.75%, 9/15/24 (a)	1,000	1,000
BMW US Capital LLC
0.58% (SOFR+53bps), 4/1/24 (a)(b)	1,000	1,009
0.43% (SOFR+38bps), 8/12/24 (a)(b)	500	502

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Brighthouse Financial Global Funding, 0.81% (SOFR+76bps), 4/12/24 (a)(b)	$1,000	$1,007
Capital One NA, 0.95% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	1,800	1,809
CIT Group, Inc., 5.00%, 8/15/22	1,000	1,035
Citigroup, Inc.
0.82% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	890
0.72% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100 (b)	500	502
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,500	1,489
Ford Motor Credit Co. LLC, 1.20% (LIBOR03M+108bps), 8/3/22 (b)	1,500	1,497
FS KKR Capital Corp.
4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	1,022
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	1,068
GA Global Funding Trust, 0.55% (SOFR+50bps), 9/13/24 (a)(b)(i)	1,000	1,003
General Motors Financial Co., Inc., 0.81% (SOFR+76bps), 3/8/24 (b)	1,000	1,009
Goldman Sachs Group, Inc., 0.55% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100 (b)	500	500
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (f)	1,000	1,040
JPMorgan Chase & Co.
0.59% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100 (b)	500	502
0.82% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100 (b)	1,000	1,005
Main Street Capital Corp.
4.50%, 12/1/22	1,000	1,042
5.20%, 5/1/24	1,000	1,083
New York Life Global Funding
0.27% (SOFR+22bps), 2/2/23 (a)(b)	1,000	1,001
0.36% (SOFR+31bps), 4/27/24 (a)(b)	500	501
Principal Life Global Funding II, 0.43% (SOFR+38bps), 8/23/24 (a)(b)	1,000	1,002
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	480
The Charles Schwab Corp., 0.57% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100 (b)	1,000	1,005
The Goldman Sachs Group, Inc., 0.91% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	1,001
		31,443
Health Care (0.7%):
Gilead Sciences, Inc., 0.65% (LIBOR03M+52bps), 9/29/23, Callable 11/8/21 @ 100 (b)	1,000	1,000
Molina Healthcae, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	1,000	1,034
		2,034
Industrials (2.3%):
American Airlines Pass Through Trust, 4.38%, 12/15/25 (a)	893	872
Aviation Capital Group LLC, 4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,001	1,069
EnerSys, 5.00%, 4/30/23, Callable 1/30/23 @ 100 (a)	1,000	1,037
L3Harris Technologies, Inc., 0.87% (LIBOR03M+75bps), 3/10/23 (b)	500	503
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,735	1,780
United Airlines Pass Through Trust
4.63%, 3/3/24	647	658
4.88%, 7/15/27	707	748
		6,667
Materials (1.3%):
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,472	1,539
LYB International Finance III LLC, 1.14% (LIBOR03M+100bps), 10/1/23, Callable 11/8/21 @ 100 (b)	1,000	1,000
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,100	1,150
		3,689

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Utilities (4.3%):
Atmos Energy Corp., 0.50% (LIBOR03M+38bps), 3/9/23, Callable 11/8/21 @ 100 (b)	$1,500	$1,500
Black Hills Corp., 1.04%, 8/23/24, Callable 2/23/22 @ 100	1,000	1,000
CenterPoint Energy, Inc., 0.70% (SOFR+65bps), 5/13/24, Callable 5/13/22 @ 100 (b)	1,500	1,503
CentrePoint Energy Resources Corp., 0.62% (LIBOR03M+50bps), 3/2/23, Callable 11/8/21 @ 100 (b)	1,250	1,250
Cleco Power LLC, 0.62% (US0003M+50bps), 6/15/23, Callable 3/15/22 @ 100 (a)(b)	1,000	1,000
Entergy Louisiana LLC, 0.95%, 10/1/24, Callable 10/1/22 @ 100 (g)	500	500
Metropolitan Edison Co., 4.00%, 4/15/25 (a)	1,500	1,562
NextEra Energy Capital Holdings, Inc., 0.59% (SOFR+54bps), 3/1/23 (b)	1,000	1,004
ONE Gas, Inc., 0.72% (LIBOR03M+61bps), 3/11/23, Callable 11/8/21 @ 100 (b)	772	772
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	733	753
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,557
		12,401
Total Corporate Bonds (Cost $84,332)		85,211

Yankee Dollars (15.1%)
Communication Services (0.9%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000	1,091
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,639
		2,730
Energy (1.2%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)	714	714
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	1,000	1,006
Petroleos Mexicanos, 3.50%, 1/30/23 (f)	1,000	1,014
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	750	763
		3,497
Financials (11.3%):
Banco Santander SA
1.22% (LIBOR03M+109bps), 2/23/23 (b)	1,000	1,011
1.24% (LIBOR03M+112bps), 4/12/23 (b)	1,000	1,013
Bank of Montreal, 0.67% (SOFR+62bps), 9/15/26, MTN (b)	1,500	1,504
Barclays PLC, 1.55% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	1,004
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	1,000	1,051
Commonwealth Bank of Australia, 0.57% (SOFR+52bps), 6/15/26 (a)(b)	1,500	1,506
Cooperatieve Rabobank UA, 0.60% (LIBOR03M+48bps), 1/10/23 (b)	1,500	1,508
Credit Agricole SA, 1.15% (LIBOR03M+102bps), 4/24/23 (a)(b)(f)	2,000	2,025
Credit Suisse AG New York, 0.44% (SOFR+39bps), 2/2/24 (b)	1,500	1,503
Danske Bank A/S, 0.98%, 9/10/25, Callable 9/10/24 @ 100 (a)	500	500
Deutsche Bank AG, 1.35% (LIBOR03M+123bps), 2/27/23 (b)(i)	816	824
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	600	609
HSBC Holdings PLC, 1.12% (LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (b)(f)	605	612
National Australia Bank Ltd.
0.83% (LIBOR03M+71bps), 11/4/21 (a)(b)	1,000	1,000
0.72% (LIBOR03M+60bps), 4/12/23 (a)(b)(i)	1,000	1,008
NatWest Markets PLC, 0.81%, 9/29/26 (a)	1,000	1,001
Nordea Bank Abp, 1.06% (LIBOR03M+94bps), 8/30/23 (a)(b)	1,000	1,012
Royal Bank of Canada, 0.41% (SOFR+36bps), 7/29/24 (b)	1,000	1,002

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (b)	$1,000	$1,002
Skandinaviska Enskilda Banken AB, 0.76% (LIBOR03M+65bps), 12/12/22 (a)(b)	2,000	2,013
Standard Chartered PLC, 1.30% (SOFR+125bps), 10/14/23, Callable 10/14/22 @ 100 (a)(b)	1,500	1,514
Sumitomo Mitsui Financial Group, Inc., 0.90% (LIBOR03M+78bps), 7/12/22 (b)	1,000	1,005
Sumitomo Mitsui Trust Bank Ltd., 0.49% (SOFR+44bps), 9/16/24 (a)(b)	1,000	1,002
Swedbank AB, 0.82% (LIBOR03M+70bps), 3/14/22 (a)(b)	500	501
The Bank of Nova Scotia, 0.60% (SOFR+55bps), 3/2/26 (b)	1,250	1,252
The Toronto-Dominion Bank, 0.64% (SOFR+59bps), 9/10/26 (b)	1,500	1,506
UBS AG, 0.37% (SOFR+32bps), 6/1/23 (a)(b)	500	501
UBS AG London, 0.41% (SOFR+36bps), 2/9/24 (a)(b)	500	502
UBS Group Funding Switzerland AG, 1.07% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)	1,000	1,007
Westpac Banking Corp., 0.57% (SOFR+52bps), 6/3/26 (b)(i)	1,500	1,510
		33,008
Industrials (1.3%):
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	1,251	1,332
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	537
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	1,029
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	750	758
		3,656

Materials (0.4%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,028

Total Yankee Dollars (Cost $43,545)		43,919

Municipal Bonds (16.1%)
Alabama (0.9%):
Columbia Industrial Development Board Revenue, 0.08%, 6/1/28, Continuously Callable @100 (j)	900	900
Industrial Development Board of the City of Mobile Alabama, Series B, 0.11%, 9/1/31, Continuously Callable @100 (j)	510	510
West Jefferson Industrial Development Board, 0.11%, 12/1/38, Continuously Callable @100 (j)	1,110	1,110
		2,520
Arizona (0.5%):
City of Phoenix Civic Improvement Corp. Revenue
0.56%, 7/1/22	580	582
Series C, 2.20%, 7/1/23	1,000	1,026
		1,608
California (0.8%):
California Statewide Communities Development Authority, 1.31%, 4/1/25	500	501
City of El Cajon CA Revenue Bonds
0.45%, 4/1/22	650	650
0.93%, 4/1/24	640	644
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24 (g)	500	502
		2,297
Florida (1.3%):
Bay County Development Revenue, 0.10%, 6/1/50, Continuously Callable @100 (j)	2,000	2,000
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	806

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Broward Revenue, Series B, 0.10%, 12/1/48, Continuously Callable @100 (f)(j)	$1,000	$1,000
		3,806
Georgia (1.1%):
Appling County Development Authority Revenue, 0.11%, 9/1/29, Continuously Callable @100 (j)	1,000	1,000
Development Authority of Heard County Revenue, 0.12%, 9/1/26, Continuously Callable @100 (j)	1,000	1,000
Development Authority of Heard County Revenue Bonds, 0.12%, 12/1/37, Continuously Callable @100 (j)	800	800
The Development Authority of Burke County Revenue, 0.12%, 11/1/52, Continuously Callable @100 (j)	500	500
		3,300
Guam (0.1%):
Antonio B Won Pat International Airport Authority, Series A, 2.50%, 10/1/25	300	300

Illinois (0.5%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22	500	507
County of Will Revenue, 0.06%, 4/1/26, Continuously Callable @100 (j)	1,000	1,000
		1,507
Indiana (0.1%):
Indiana Finance Authority, 1.72%, 11/15/23	300	297

Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	200	201

Kentucky (0.7%):
County of Warren KY Revenue, 0.47%, 4/1/22	1,000	1,000
Louisville Regional Airport Authority, Series C, 0.09%, 1/1/29, Callable 11/1/21 @ 100 (j)	1,000	1,000
		2,000
Louisiana (1.1%):
Terrebonne Levee & Conservation District Revenue
Series A, 0.97%, 6/1/22	200	201
Series A, 1.13%, 6/1/23	300	302
Parish of St Charles LA, Series A, 0.11%, 10/1/22, Continuously Callable @100 (j)	2,600	2,600
		3,103
Michigan (0.3%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,020

Mississippi (1.2%):
Mississippi Business Finance Corp. Revenue Bonds
0.11%, 7/1/25, Continuously Callable @100 (j)	1,000	1,000
0.11%, 5/1/28, Continuously Callable @100 (j)	2,000	2,000
Mississippi Business Finance Corp. Revenue Bonds (LOC - Regions Bank), 0.15%, 3/1/33, Continuously Callable @100 (j)	460	460
		3,460
Missouri (0.3%):
Missouri Development Finance Board Revenue (LOC - U.S. Bancorp), 0.12%, 12/1/49, Continuously Callable @100 (j)	740	740

New Jersey (1.3%):
City of Newark New Jersey, GO, Series A, 1.75%, 2/22/22	1,000	1,005
New Jersey Economic Development Authority Revenue
Series NNN, 2.61%, 6/15/22	500	507
Series NNN, 2.78%, 6/15/23	408	420

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series NNN, 2.88%, 6/15/24	$320	$333
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	871
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	513
		3,649
New York (0.8%):
City of New York, GO, Series D, 0.43%, 8/1/22	1,000	1,001
Long Island Power Authority Revenue, Series C, 0.66%, 3/1/22, Continuously Callable @100	200	200
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,210
		2,411
North Carolina (0.3%):
North Carolina Capital Facilities Finance Agency, Series B, 1.05%, 10/1/23	825	824

Ohio (0.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,007

Oregon (0.3%):
Port of Morrow Revenue, 0.09%, 2/1/27, Continuously Callable @100 (j)	1,000	1,000

Pennsylvania (0.4%):
Pennsylvania Economic Development Financing Authority Revenue (LIQ - PNC Financial Services Group), Series C, 0.15%, 12/1/26, Continuously Callable @100 (j)	575	575
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	463
		1,038
Texas (3.3%):
Calhoun Port Authority Revenue, 0.10%, 1/1/24, Callable 11/1/21 @ 100 (j)	1,000	1,000
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	350
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (k)	1,000	1,013
Clifton Higher Education Finance Corp. Revenue, 0.75%, 8/15/50 (a)	1,000	1,001
Gulf Coast Authority Revenue, Series B, 0.06%, 6/1/25, Continuously Callable @100 (j)	1,400	1,400
Harris County Tx Cultural Education Facilities Finance Corp. Revenue, 1.45%, 11/15/22	600	606
Port of Port Arthur Navigation District Revenue
0.09%, 11/1/40, Continuously Callable @100 (j)	1,000	1,000
Series A, 0.12%, 4/1/40, Continuously Callable @100 (j)	1,500	1,500
San Antonio Education Facilities Corp., 1.74%, 4/1/25	255	253
United Parcel Service, Inc. Revenue Bonds, 0.09%, 5/1/32, Callable 11/1/21 @ 100 (j)	1,500	1,500
		9,623
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(k)	1,250	1,250

Total Municipal Bonds (Cost $46,778)		46,961

Commercial Paper (10.7%)
American Transmission Co. LLC, 0.07%, 10/1/21 (a)(l)	1,500	1,500
BASF Se, 0.08%, 10/5/21 (a)(l)	2,250	2,250
Constellation Brands, Inc.
0.30%, 10/1/21 (a)(l)	800	800
0.32%, 10/8/21 (a)(l)	1,000	1,000
0.35%, 10/15/21 (a)(l)	1,000	1,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Crown Castle International Corp.
0.31%, 10/6/21 (a)(l)	$2,000	$2,000
0.34%, 10/13/21 (a)(l)	1,000	1,000
Enbridge U.S., Inc.
0.13%, 10/1/21 (a)(l)	1,200	1,200
0.13%, 10/4/21 (a)(l)	1,500	1,500
FMC Corp., 0.45%, 10/1/21 (a)(l)	3,000	3,000
Glencore Funding LLC, 0.14%, 10/7/21 (a)(l)	1,000	1,000
Intercontinental Exchange, Inc., 0.22%, 10/7/21 (a)(l)	1,000	1,000
Jabil, Inc.
0.40%, 10/1/21 (a)(l)	1,500	1,500
0.51%, 10/18/21 (a)(l)	1,000	1,000
0.54%, 11/15/21 (a)(l)	500	499
Molson Coors Brewing, 0.13%, 10/8/21 (a)(l)	2,000	2,000
One Gas, Inc., 0.08%, 10/12/21 (a)(l)	2,000	2,000
Ridgefield Funding Co. LLC, 0.08%, 10/1/21 (a)(l)	250	250
Sherwin-Williams Co., 0.17%, 10/4/21 (a)(l)	1,000	1,000
Sonoco Products Co., 0.13%, 10/1/21 (l)	3,000	3,000
ViacomCBS, Inc., 0.37%, 11/3/21 (a)(l)	1,000	1,000
Viatris, Inc., 0.36%, 10/25/21 (a)(l)	1,500	1,499
Total Commercial Paper (Cost $30,998)		30,998

Collateral for Securities Loaned^ (0.8%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	2,225,828	2,226
Total Collateral for Securities Loaned (Cost $2,226)		2,226
Total Investments (Cost $292,533) — 101.1%		294,158
Liabilities in excess of other assets — (1.1)%		(3,074)
NET ASSETS - 100.00%		$291,084

At September 30, 2021, the Fund's investments in foreign securities were 18.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $148,040 (thousands) and amounted to 50.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i)	All or a portion of this security is on loan.
(j)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Put Bond.
(l)	Rate represents the effective yield at September 30, 2021.
(m)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
US0001M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
US0003M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.